UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09877

Calvert Responsible Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert International Responsible Index Fund

Class A CDHAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. nearly doubled in value on surging demand for high-end microchips powering AI applications

↑ Not owning Index components Shell Plc. and TotalEnergies SE ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Among sectors, an underweight position in the weak energy sector and stock selections and an overweight exposure to information technology helped returns

↓ An out-of-Index position in consumer goods maker Samsung Electronics Co. declined in value due to weakness in smartphone sales and rising component costs

↓ Not owning Index component and electrical equipment maker Hitachi Ltd. hurt returns as its stock price doubled on strong growth in its digital services business

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as its stock price tripled on strong sales in its civil and defense divisions

↓ Among sectors, stock selections in the industrials sector detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$9,530	$10,581	$9,871
12/15	$9,315	$10,391	$9,747
1/16	$8,824	$9,676	$9,064
2/16	$8,572	$9,541	$8,922
3/16	$9,149	$10,189	$9,537
4/16	$9,349	$10,516	$9,739
5/16	$9,311	$10,397	$9,698
6/16	$9,001	$10,081	$9,342
7/16	$9,392	$10,577	$9,834
8/16	$9,478	$10,587	$9,878
9/16	$9,549	$10,716	$9,966
10/16	$9,296	$10,508	$9,717
11/16	$9,101	$10,339	$9,509
12/16	$9,326	$10,677	$9,812
1/17	$9,653	$10,995	$10,117
2/17	$9,760	$11,122	$10,277
3/17	$10,072	$11,404	$10,575
4/17	$10,306	$11,646	$10,820
5/17	$10,691	$12,035	$11,236
6/17	$10,749	$12,046	$11,279
7/17	$11,022	$12,405	$11,579
8/17	$11,022	$12,402	$11,570
9/17	$11,266	$12,723	$11,846
10/17	$11,481	$12,897	$12,068
11/17	$11,564	$13,028	$12,186
12/17	$11,647	$13,262	$12,324
1/18	$12,210	$13,880	$12,911
2/18	$11,602	$13,220	$12,326
3/18	$11,543	$12,991	$12,139
4/18	$11,657	$13,290	$12,340
5/18	$11,439	$13,038	$12,080
6/18	$11,237	$12,895	$11,883
7/18	$11,558	$13,211	$12,201
8/18	$11,425	$12,962	$12,086
9/18	$11,454	$13,063	$12,110
10/18	$10,515	$12,025	$11,112
11/18	$10,616	$12,014	$11,182
12/18	$10,021	$11,393	$10,576
1/19	$10,717	$12,206	$11,316
2/19	$10,979	$12,520	$11,628
3/19	$11,044	$12,584	$11,676
4/19	$11,437	$12,940	$12,072
5/19	$10,848	$12,328	$11,472
6/19	$11,513	$13,061	$12,191
7/19	$11,326	$12,903	$12,085
8/19	$11,160	$12,586	$11,829
9/19	$11,493	$12,939	$12,172
10/19	$11,911	$13,357	$12,635
11/19	$12,052	$13,524	$12,795
12/19	$12,436	$13,955	$13,243
1/20	$12,185	$13,685	$13,042
2/20	$11,396	$12,470	$12,031
3/20	$9,798	$10,709	$10,442
4/20	$10,515	$11,456	$11,208
5/20	$11,074	$11,943	$11,713
6/20	$11,529	$12,352	$12,207
7/20	$11,965	$12,681	$12,723
8/20	$12,513	$13,336	$13,343
9/20	$12,334	$12,960	$13,110
10/20	$11,888	$12,451	$12,645
11/20	$13,573	$14,361	$14,524
12/20	$14,305	$15,014	$15,274
1/21	$14,129	$14,854	$15,129
2/21	$14,408	$15,233	$15,424
3/21	$14,749	$15,621	$15,762
4/21	$15,224	$16,113	$16,322
5/21	$15,761	$16,673	$16,851
6/21	$15,632	$16,503	$16,739
7/21	$15,741	$16,613	$16,846
8/21	$16,050	$16,879	$17,221
9/21	$15,384	$16,394	$16,568
10/21	$15,947	$16,882	$17,079
11/21	$15,327	$16,092	$16,392
12/21	$16,060	$16,910	$17,237
1/22	$15,261	$16,163	$16,212
2/22	$14,725	$15,912	$15,828
3/22	$14,688	$16,096	$15,904
4/22	$13,678	$15,039	$14,810
5/22	$13,815	$15,164	$14,805
6/22	$12,521	$13,737	$13,366
7/22	$13,247	$14,420	$14,125
8/22	$12,421	$13,747	$13,390
9/22	$11,154	$12,474	$12,032
10/22	$11,764	$13,162	$12,629
11/22	$13,310	$14,564	$14,019
12/22	$12,943	$14,493	$13,888
1/23	$14,175	$15,681	$15,142
2/23	$13,731	$15,315	$14,809
3/23	$14,175	$15,655	$15,198
4/23	$14,480	$16,100	$15,538
5/23	$14,084	$15,398	$15,079
6/23	$14,705	$16,130	$15,767
7/23	$15,064	$16,652	$16,227
8/23	$14,395	$16,008	$15,524
9/23	$13,838	$15,468	$14,946
10/23	$13,361	$14,815	$14,302
11/23	$14,673	$16,207	$15,817
12/23	$15,492	$17,093	$16,713
1/24	$15,366	$17,167	$16,719
2/24	$15,900	$17,460	$17,151
3/24	$16,391	$18,049	$17,707
4/24	$15,781	$17,571	$17,133
5/24	$16,544	$18,243	$17,764
6/24	$16,402	$17,940	$17,711
7/24	$16,871	$18,503	$18,173
8/24	$17,373	$19,120	$18,728
9/24	$17,523	$17,979	$18,935

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class A	26.65%	8.80%	7.07%
Class A with 4.75% Maximum Sales Charge	20.63%	7.74%	6.49%
MSCI World ex USA Index	24.98%	8.35%	6.79%
Calvert International Responsible IndexFootnote Reference1	26.68%	9.23%	7.41%
Footnote	Description
Footnote[1]	Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of the 1,000 largest companies in international developed markets.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,122,885,013
# of Portfolio Holdings	812
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$127,565

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan 16.8%
United Kingdom 11.6%
Canada 9.8%
Switzerland 9.1%
France 8.8%
Germany 7.0%
Taiwan 5.7%
Australia 5.6%
Netherlands 4.4%
South Korea 3.3%
Other 17.9%

Value	Value
Other	17.9%
South Korea	3.3%
Netherlands	4.4%
Australia	5.6%
Taiwan	5.7%
Germany	7.0%
France	8.8%
Switzerland	9.1%
Canada	9.8%
United Kingdom	11.6%
Japan	16.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Novo Nordisk AS, Class B	1.8%
ASML Holding NV	1.6%
Nestle SA	1.3%
Samsung Electronics Co. Ltd.	1.2%
SAP SE	1.2%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Roche Holding AG	1.1%
Novartis AG	1.0%
Total	14.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CDHAX-TSR-AR

Calvert International Responsible Index Fund

Class I CDHIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.29%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. nearly doubled in value on surging demand for high-end microchips powering AI applications

↑ Not owning Index components Shell Plc. and TotalEnergies SE ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Among sectors, an underweight position in the weak energy sector and stock selections and an overweight exposure to information technology helped returns

↓ An out-of-Index position in consumer goods maker Samsung Electronics Co. declined in value due to weakness in smartphone sales and rising component costs

↓ Not owning Index component and electrical equipment maker Hitachi Ltd. hurt returns as its stock price doubled on strong growth in its digital services business

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as its stock price tripled on strong sales in its civil and defense divisions

↓ Among sectors, stock selections in the industrials sector detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$1,000,500	$1,058,125	$987,072
12/15	$978,554	$1,039,147	$974,672
1/16	$926,973	$967,615	$906,351
2/16	$901,432	$954,100	$892,186
3/16	$962,028	$1,018,875	$953,668
4/16	$983,062	$1,051,635	$973,912
5/16	$979,556	$1,039,749	$969,793
6/16	$947,004	$1,008,148	$934,241
7/16	$989,071	$1,057,741	$983,420
8/16	$998,085	$1,058,718	$987,832
9/16	$1,005,597	$1,071,606	$996,563
10/16	$979,556	$1,050,778	$971,739
11/16	$959,023	$1,033,937	$950,923
12/16	$983,445	$1,067,707	$981,168
1/17	$1,017,674	$1,099,482	$1,011,679
2/17	$1,029,936	$1,112,167	$1,027,729
3/17	$1,063,143	$1,140,400	$1,057,533
4/17	$1,088,176	$1,164,645	$1,081,959
5/17	$1,129,046	$1,203,473	$1,123,602
6/17	$1,135,688	$1,204,607	$1,127,875
7/17	$1,164,297	$1,240,462	$1,157,894
8/17	$1,164,808	$1,240,173	$1,157,026
9/17	$1,190,863	$1,272,335	$1,184,573
10/17	$1,213,853	$1,289,712	$1,206,784
11/17	$1,223,048	$1,302,757	$1,218,597
12/17	$1,232,292	$1,326,165	$1,232,447
1/18	$1,292,353	$1,387,953	$1,291,133
2/18	$1,228,150	$1,322,018	$1,232,561
3/18	$1,222,454	$1,299,135	$1,213,866
4/18	$1,234,363	$1,328,963	$1,233,993
5/18	$1,212,099	$1,303,758	$1,208,036
6/18	$1,190,870	$1,289,452	$1,188,348
7/18	$1,225,043	$1,321,134	$1,220,126
8/18	$1,211,581	$1,296,152	$1,208,559
9/18	$1,215,205	$1,306,292	$1,211,019
10/18	$1,115,794	$1,202,488	$1,111,238
11/18	$1,126,781	$1,201,404	$1,118,229
12/18	$1,063,859	$1,139,309	$1,057,646
1/19	$1,137,885	$1,220,607	$1,131,606
2/19	$1,165,909	$1,251,974	$1,162,780
3/19	$1,173,312	$1,258,351	$1,167,570
4/19	$1,215,613	$1,293,993	$1,207,173
5/19	$1,152,691	$1,232,791	$1,147,222
6/19	$1,223,544	$1,306,053	$1,219,114
7/19	$1,203,980	$1,290,300	$1,208,453
8/19	$1,186,531	$1,258,589	$1,182,896
9/19	$1,222,486	$1,293,902	$1,217,219
10/19	$1,266,902	$1,335,740	$1,263,515
11/19	$1,282,236	$1,352,419	$1,279,505
12/19	$1,323,418	$1,395,548	$1,324,306
1/20	$1,296,508	$1,368,540	$1,304,221
2/20	$1,213,626	$1,247,049	$1,203,081
3/20	$1,043,557	$1,070,934	$1,044,164
4/20	$1,119,981	$1,145,616	$1,120,777
5/20	$1,179,720	$1,194,345	$1,171,284
6/20	$1,228,696	$1,235,237	$1,220,734
7/20	$1,274,980	$1,268,129	$1,272,283
8/20	$1,333,643	$1,333,563	$1,334,254
9/20	$1,314,807	$1,296,014	$1,310,971
10/20	$1,267,984	$1,245,068	$1,264,541
11/20	$1,447,740	$1,436,101	$1,452,401
12/20	$1,526,148	$1,501,420	$1,527,381
1/21	$1,507,072	$1,485,414	$1,512,940
2/21	$1,537,595	$1,523,263	$1,542,363
3/21	$1,574,113	$1,562,111	$1,576,178
4/21	$1,625,348	$1,611,250	$1,632,209
5/21	$1,683,124	$1,667,250	$1,685,081
6/21	$1,669,497	$1,650,310	$1,673,857
7/21	$1,681,489	$1,661,263	$1,684,558
8/21	$1,715,282	$1,687,926	$1,722,118
9/21	$1,644,425	$1,639,429	$1,656,800
10/21	$1,704,926	$1,688,217	$1,707,906
11/21	$1,638,429	$1,609,220	$1,639,211
12/21	$1,717,500	$1,690,964	$1,723,657
1/22	$1,632,404	$1,616,331	$1,621,245
2/22	$1,575,117	$1,591,181	$1,582,826
3/22	$1,571,780	$1,609,645	$1,590,420
4/22	$1,463,880	$1,503,941	$1,480,955
5/22	$1,478,897	$1,516,428	$1,480,502
6/22	$1,340,963	$1,373,742	$1,336,555
7/22	$1,418,829	$1,442,044	$1,412,507
8/22	$1,330,395	$1,374,677	$1,339,012
9/22	$1,195,242	$1,247,425	$1,203,209
10/22	$1,260,316	$1,316,184	$1,262,894
11/22	$1,426,615	$1,456,371	$1,401,922
12/22	$1,387,682	$1,449,310	$1,388,755
1/23	$1,519,762	$1,568,095	$1,514,185
2/23	$1,472,712	$1,531,490	$1,480,889
3/23	$1,520,328	$1,565,526	$1,519,779
4/23	$1,553,773	$1,609,978	$1,553,834
5/23	$1,511,259	$1,539,769	$1,507,911
6/23	$1,578,149	$1,612,971	$1,576,702
7/23	$1,617,262	$1,665,166	$1,622,748
8/23	$1,545,837	$1,600,753	$1,552,397
9/23	$1,486,317	$1,546,785	$1,494,634
10/23	$1,435,299	$1,481,496	$1,430,206
11/23	$1,576,448	$1,620,722	$1,581,691
12/23	$1,665,094	$1,709,317	$1,671,272
1/24	$1,651,792	$1,716,677	$1,671,939
2/24	$1,709,628	$1,745,985	$1,715,054
3/24	$1,762,837	$1,804,897	$1,770,684
4/24	$1,697,483	$1,757,058	$1,713,340
5/24	$1,779,609	$1,824,263	$1,776,394
6/24	$1,765,150	$1,794,020	$1,771,075
7/24	$1,816,046	$1,850,304	$1,817,274
8/24	$1,870,412	$1,912,035	$1,872,775
9/24	$1,887,184	$1,797,937	$1,893,451

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class I	26.97%	9.06%	7.37%
MSCI World ex USA Index	24.98%	8.35%	6.79%
Calvert International Responsible IndexFootnote Reference1	26.68%	9.23%	7.41%
Footnote	Description
Footnote[1]	Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of the 1,000 largest companies in international developed markets.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,122,885,013
# of Portfolio Holdings	812
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$127,565

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.9%
South Korea	3.3%
Netherlands	4.4%
Australia	5.6%
Taiwan	5.7%
Germany	7.0%
France	8.8%
Switzerland	9.1%
Canada	9.8%
United Kingdom	11.6%
Japan	16.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Novo Nordisk AS, Class B	1.8%
ASML Holding NV	1.6%
Nestle SA	1.3%
Samsung Electronics Co. Ltd.	1.2%
SAP SE	1.2%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Roche Holding AG	1.1%
Novartis AG	1.0%
Total	14.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CDHIX-TSR-AR

Calvert International Responsible Index Fund

Class R6 CDHRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.26%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. nearly doubled in value on surging demand for high-end microchips powering AI applications

↑ Not owning Index components Shell Plc. and TotalEnergies SE ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Among sectors, an underweight position in the weak energy sector and stock selections and an overweight exposure to information technology helped returns

↓ An out-of-Index position in consumer goods maker Samsung Electronics Co. declined in value due to weakness in smartphone sales and rising component costs

↓ Not owning Index component and electrical equipment maker Hitachi Ltd. hurt returns as its stock price doubled on strong growth in its digital services business

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as its stock price tripled on strong sales in its civil and defense divisions

↓ Among sectors, stock selections in the industrials sector detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$5,002,500	$5,290,624	$4,935,358
12/15	$4,892,772	$5,195,736	$4,873,359
1/16	$4,634,863	$4,838,076	$4,531,755
2/16	$4,507,160	$4,770,499	$4,460,930
3/16	$4,810,141	$5,094,374	$4,768,340
4/16	$4,915,308	$5,258,176	$4,869,559
5/16	$4,897,780	$5,198,745	$4,848,964
6/16	$4,735,022	$5,040,740	$4,671,203
7/16	$4,945,356	$5,288,703	$4,917,100
8/16	$4,990,427	$5,293,588	$4,939,159
9/16	$5,027,987	$5,358,030	$4,982,815
10/16	$4,897,780	$5,253,890	$4,858,696
11/16	$4,795,117	$5,169,683	$4,754,614
12/16	$4,917,227	$5,338,535	$4,905,842
1/17	$5,088,372	$5,497,408	$5,058,394
2/17	$5,149,678	$5,560,834	$5,138,643
3/17	$5,315,714	$5,702,000	$5,287,663
4/17	$5,440,880	$5,823,226	$5,409,795
5/17	$5,645,232	$6,017,366	$5,618,011
6/17	$5,678,439	$6,023,037	$5,639,376
7/17	$5,821,486	$6,202,309	$5,789,469
8/17	$5,824,040	$6,200,867	$5,785,132
9/17	$5,954,315	$6,361,673	$5,922,864
10/17	$6,069,263	$6,448,562	$6,033,920
11/17	$6,115,242	$6,513,783	$6,092,987
12/17	$6,161,459	$6,630,825	$6,162,234
1/18	$6,461,765	$6,939,764	$6,455,667
2/18	$6,140,748	$6,610,091	$6,162,804
3/18	$6,112,271	$6,495,675	$6,069,328
4/18	$6,171,814	$6,644,814	$6,169,965
5/18	$6,060,494	$6,518,789	$6,040,180
6/18	$5,954,351	$6,447,259	$5,941,742
7/18	$6,125,215	$6,605,670	$6,100,631
8/18	$6,057,905	$6,480,761	$6,042,793
9/18	$6,076,027	$6,531,462	$6,055,096
10/18	$5,578,968	$6,012,442	$5,556,187
11/18	$5,633,907	$6,007,020	$5,591,145
12/18	$5,319,297	$5,696,543	$5,288,228
1/19	$5,689,427	$6,103,037	$5,658,029
2/19	$5,829,547	$6,259,870	$5,813,899
3/19	$5,866,560	$6,291,757	$5,837,848
4/19	$6,075,419	$6,469,967	$6,035,866
5/19	$5,760,809	$6,163,955	$5,736,109
6/19	$6,117,720	$6,530,263	$6,095,569
7/19	$6,019,900	$6,451,500	$6,042,266
8/19	$5,932,655	$6,292,944	$5,914,480
9/19	$6,112,432	$6,469,508	$6,086,096
10/19	$6,334,510	$6,678,699	$6,317,573
11/19	$6,411,180	$6,762,092	$6,397,525
12/19	$6,619,170	$6,977,741	$6,621,530
1/20	$6,484,580	$6,842,699	$6,521,106
2/20	$6,067,348	$6,235,245	$6,015,404
3/20	$5,219,427	$5,354,670	$5,220,818
4/20	$5,598,973	$5,728,081	$5,603,886
5/20	$5,900,456	$5,971,723	$5,856,420
6/20	$6,142,719	$6,176,186	$6,103,668
7/20	$6,374,215	$6,340,643	$6,361,415
8/20	$6,667,623	$6,667,817	$6,671,271
9/20	$6,576,101	$6,480,071	$6,554,856
10/20	$6,339,222	$6,225,338	$6,322,703
11/20	$7,240,979	$7,180,507	$7,262,005
12/20	$7,633,822	$7,507,098	$7,636,907
1/21	$7,538,365	$7,427,068	$7,564,699
2/21	$7,691,096	$7,616,317	$7,711,817
3/21	$7,873,828	$7,810,556	$7,880,889
4/21	$8,130,198	$8,056,252	$8,161,046
5/21	$8,419,296	$8,336,249	$8,425,406
6/21	$8,351,112	$8,251,552	$8,369,283
7/21	$8,413,841	$8,306,315	$8,422,790
8/21	$8,580,209	$8,439,629	$8,610,588
9/21	$8,225,655	$8,197,144	$8,284,001
10/21	$8,528,390	$8,441,087	$8,539,532
11/21	$8,198,381	$8,046,100	$8,196,053
12/21	$8,591,821	$8,454,819	$8,618,286
1/22	$8,168,633	$8,081,657	$8,106,224
2/22	$7,881,868	$7,955,905	$7,914,128
3/22	$7,865,163	$8,048,226	$7,952,098
4/22	$7,325,042	$7,519,706	$7,404,774
5/22	$7,397,430	$7,582,138	$7,402,512
6/22	$6,709,750	$6,868,711	$6,682,776
7/22	$7,099,528	$7,210,218	$7,062,537
8/22	$6,659,636	$6,873,385	$6,695,060
9/22	$5,980,308	$6,237,125	$6,016,044
10/22	$6,308,835	$6,580,922	$6,314,468
11/22	$7,141,290	$7,281,853	$7,009,610
12/22	$6,944,591	$7,246,549	$6,943,773
1/23	$7,606,386	$7,840,476	$7,570,926
2/23	$7,370,640	$7,657,450	$7,404,444
3/23	$7,609,227	$7,827,630	$7,598,896
4/23	$7,776,806	$8,049,892	$7,769,169
5/23	$7,563,782	$7,698,844	$7,539,556
6/23	$7,898,940	$8,064,856	$7,883,508
7/23	$8,094,922	$8,325,831	$8,113,738
8/23	$7,739,882	$8,003,763	$7,761,984
9/23	$7,441,648	$7,733,923	$7,473,171
10/23	$7,186,019	$7,407,478	$7,151,029
11/23	$7,893,259	$8,103,610	$7,908,455
12/23	$8,333,401	$8,546,584	$8,356,359
1/24	$8,269,610	$8,583,387	$8,359,696
2/24	$8,559,569	$8,729,927	$8,575,270
3/24	$8,826,330	$9,024,483	$8,853,419
4/24	$8,498,677	$8,785,290	$8,566,701
5/24	$8,910,418	$9,121,313	$8,881,969
6/24	$8,835,029	$8,970,099	$8,855,377
7/24	$9,093,092	$9,251,522	$9,086,372
8/24	$9,365,653	$9,560,177	$9,363,876
9/24	$9,446,841	$8,989,684	$9,467,254

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class R6	26.95%	9.09%	7.39%
MSCI World ex USA Index	24.98%	8.35%	6.79%
Calvert International Responsible IndexFootnote Reference2	26.68%	9.23%	7.41%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of the 1,000 largest companies in international developed markets.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,122,885,013
# of Portfolio Holdings	812
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$127,565

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	17.9%
South Korea	3.3%
Netherlands	4.4%
Australia	5.6%
Taiwan	5.7%
Germany	7.0%
France	8.8%
Switzerland	9.1%
Canada	9.8%
United Kingdom	11.6%
Japan	16.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Novo Nordisk AS, Class B	1.8%
ASML Holding NV	1.6%
Nestle SA	1.3%
Samsung Electronics Co. Ltd.	1.2%
SAP SE	1.2%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Roche Holding AG	1.1%
Novartis AG	1.0%
Total	14.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CDHRX-TSR-AR

Calvert US Large-Cap Core Responsible Index Fund

Class A CSXAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↑ Not owning Index component Chevron Corp. and an underweight position in Index component ExxonMobil Corp. ― both energy exploration and production firms ― helped Index-relative returns as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as its stock price tripled

↑ Among sectors, underweight positions in energy and real estate, and an overweight position in information technology contributed to Index-relative returns

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in energy firm Occidental Petroleum Corp. dropped in value on falling oil and gas prices, and higher debt due to a business acquisition

↓ Among sectors, stock selections and an underweight position in communication services, and stock selections in industrials detracted from relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/14	$9,525	$10,000	$10,000
10/14	$9,796	$10,244	$10,288
11/14	$10,129	$10,513	$10,652
12/14	$10,089	$10,488	$10,619
1/15	$9,750	$10,200	$10,259
2/15	$10,390	$10,789	$10,949
3/15	$10,266	$10,655	$10,830
4/15	$10,330	$10,731	$10,902
5/15	$10,519	$10,871	$11,112
6/15	$10,384	$10,667	$10,975
7/15	$10,578	$10,873	$11,189
8/15	$9,960	$10,219	$10,535
9/15	$9,626	$9,939	$10,184
10/15	$10,395	$10,743	$11,005
11/15	$10,417	$10,778	$11,032
12/15	$10,165	$10,584	$10,772
1/16	$9,566	$10,015	$10,142
2/16	$9,554	$10,011	$10,136
3/16	$10,200	$10,709	$10,832
4/16	$10,246	$10,767	$10,879
5/16	$10,425	$10,955	$11,077
6/16	$10,356	$10,980	$11,012
7/16	$10,794	$11,398	$11,487
8/16	$10,834	$11,414	$11,534
9/16	$10,846	$11,423	$11,546
10/16	$10,609	$11,200	$11,302
11/16	$11,030	$11,641	$11,757
12/16	$11,216	$11,860	$11,960
1/17	$11,473	$12,099	$12,244
2/17	$11,920	$12,567	$12,726
3/17	$11,944	$12,575	$12,757
4/17	$12,063	$12,708	$12,891
5/17	$12,218	$12,870	$13,067
6/17	$12,278	$12,960	$13,137
7/17	$12,486	$13,217	$13,366
8/17	$12,510	$13,258	$13,395
9/17	$12,766	$13,540	$13,674
10/17	$13,041	$13,851	$13,973
11/17	$13,434	$14,273	$14,403
12/17	$13,542	$14,432	$14,527
1/18	$14,285	$15,225	$15,334
2/18	$13,828	$14,666	$14,851
3/18	$13,511	$14,333	$14,517
4/18	$13,481	$14,381	$14,493
5/18	$13,774	$14,749	$14,816
6/18	$13,810	$14,844	$14,860
7/18	$14,377	$15,356	$15,479
8/18	$14,980	$15,885	$16,140
9/18	$15,022	$15,946	$16,190
10/18	$13,877	$14,817	$14,962
11/18	$14,245	$15,119	$15,365
12/18	$12,948	$13,742	$13,965
1/19	$14,029	$14,893	$15,151
2/19	$14,560	$15,398	$15,735
3/19	$14,776	$15,666	$15,969
4/19	$15,383	$16,298	$16,645
5/19	$14,403	$15,260	$15,582
6/19	$15,433	$16,331	$16,711
7/19	$15,756	$16,585	$17,063
8/19	$15,427	$16,281	$16,712
9/19	$15,674	$16,563	$16,992
10/19	$16,028	$16,914	$17,385
11/19	$16,685	$17,553	$18,110
12/19	$17,148	$18,060	$18,625
1/20	$17,206	$18,080	$18,695
2/20	$15,865	$16,602	$17,238
3/20	$14,007	$14,408	$15,205
4/20	$15,827	$16,312	$17,205
5/20	$16,733	$17,173	$18,200
6/20	$17,180	$17,553	$18,701
7/20	$18,253	$18,581	$19,880
8/20	$19,638	$19,944	$21,402
9/20	$18,993	$19,215	$20,707
10/20	$18,584	$18,752	$20,273
11/20	$20,665	$20,960	$22,564
12/20	$21,574	$21,846	$23,573
1/21	$21,419	$21,666	$23,421
2/21	$21,979	$22,294	$24,042
3/21	$22,661	$23,138	$24,801
4/21	$23,864	$24,384	$26,139
5/21	$23,864	$24,499	$26,153
6/21	$24,513	$25,113	$26,881
7/21	$25,125	$25,635	$27,571
8/21	$25,890	$26,377	$28,431
9/21	$24,642	$25,165	$27,066
10/21	$26,386	$26,911	$29,002
11/21	$26,096	$26,550	$28,689
12/21	$27,034	$27,626	$29,729
1/22	$25,177	$26,068	$27,692
2/22	$24,457	$25,353	$26,906
3/22	$25,113	$26,208	$27,645
4/22	$22,646	$23,872	$24,927
5/22	$22,529	$23,836	$24,811
6/22	$20,725	$21,840	$22,819
7/22	$22,756	$23,874	$25,075
8/22	$21,789	$22,957	$24,012
9/22	$19,803	$20,833	$21,820
10/22	$21,335	$22,504	$23,522
11/22	$22,555	$23,721	$24,874
12/22	$21,127	$22,342	$23,301
1/23	$22,653	$23,840	$25,009
2/23	$22,168	$23,272	$24,479
3/23	$22,830	$24,009	$25,223
4/23	$22,968	$24,306	$25,384
5/23	$23,184	$24,419	$25,634
6/23	$24,789	$26,069	$27,425
7/23	$25,581	$26,965	$28,314
8/23	$25,123	$26,493	$27,815
9/23	$23,780	$25,248	$26,340
10/23	$23,112	$24,638	$25,608
11/23	$25,437	$26,939	$28,193
12/23	$26,816	$28,269	$29,739
1/24	$27,199	$28,663	$30,176
2/24	$28,612	$30,211	$31,759
3/24	$29,511	$31,180	$32,768
4/24	$28,243	$29,853	$31,371
5/24	$29,544	$31,259	$32,832
6/24	$30,574	$32,293	$34,003
7/24	$31,010	$32,763	$34,500
8/24	$31,651	$33,540	$35,221
9/24	$32,363	$34,257	$36,023

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	36.07%	15.58%	13.00%
Class A with 4.75% Maximum Sales Charge	29.61%	14.46%	12.45%
Russell 1000® Index	35.68%	15.62%	13.09%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	36.76%	16.20%	13.66%
Footnote	Description
Footnote[1]	Index is composed of large companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization, excluding business development companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,679,312,489
# of Portfolio Holdings	791
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,058,175

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 31.8%
Financials 14.0%
Health Care 12.3%
Consumer Discretionary 10.6%
Industrials 9.9%
Communication Services 6.7%
Consumer Staples 6.0%
Real Estate 3.3%
Materials 3.0%
Utilities 2.0%
Energy 0.4%
Short-Term Investments 0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.3%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	9.9%
Consumer Discretionary	10.6%
Health Care	12.3%
Financials	14.0%
Information Technology	31.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.2%
Total	32.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CSXAX-TSR-AR

Calvert US Large-Cap Core Responsible Index Fund

Class C CSXCX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in energy firm Occidental Petroleum Corp. dropped in value on falling oil and gas prices, and higher debt due to a business acquisition

↓ Among sectors, stock selections and an underweight position in communication services, and stock selections in industrials detracted from relative returns

↑ Not owning Index component Chevron Corp. and an underweight position in Index component ExxonMobil Corp. ― both energy exploration and production firms ― helped Index-relative returns as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as its stock price tripled

↑ Among sectors, underweight positions in energy and real estate, and an overweight position in information technology contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/14	$10,000	$10,000	$10,000
10/14	$10,270	$10,244	$10,288
11/14	$10,620	$10,513	$10,652
12/14	$10,568	$10,488	$10,619
1/15	$10,201	$10,200	$10,259
2/15	$10,869	$10,789	$10,949
3/15	$10,733	$10,655	$10,830
4/15	$10,792	$10,731	$10,902
5/15	$10,981	$10,871	$11,112
6/15	$10,834	$10,667	$10,975
7/15	$11,035	$10,873	$11,189
8/15	$10,379	$10,219	$10,535
9/15	$10,030	$9,939	$10,184
10/15	$10,816	$10,743	$11,005
11/15	$10,834	$10,778	$11,032
12/15	$10,565	$10,584	$10,772
1/16	$9,939	$10,015	$10,142
2/16	$9,920	$10,011	$10,136
3/16	$10,584	$10,709	$10,832
4/16	$10,622	$10,767	$10,879
5/16	$10,800	$10,955	$11,077
6/16	$10,724	$10,980	$11,012
7/16	$11,173	$11,398	$11,487
8/16	$11,211	$11,414	$11,534
9/16	$11,211	$11,423	$11,546
10/16	$10,964	$11,200	$11,302
11/16	$11,388	$11,641	$11,757
12/16	$11,572	$11,860	$11,960
1/17	$11,832	$12,099	$12,244
2/17	$12,281	$12,567	$12,726
3/17	$12,300	$12,575	$12,757
4/17	$12,410	$12,708	$12,891
5/17	$12,566	$12,870	$13,067
6/17	$12,625	$12,960	$13,137
7/17	$12,826	$13,217	$13,366
8/17	$12,846	$13,258	$13,395
9/17	$13,099	$13,540	$13,674
10/17	$13,372	$13,851	$13,973
11/17	$13,762	$14,273	$14,403
12/17	$13,865	$14,432	$14,527
1/18	$14,618	$15,225	$15,334
2/18	$14,143	$14,666	$14,851
3/18	$13,813	$14,333	$14,517
4/18	$13,773	$14,381	$14,493
5/18	$14,064	$14,749	$14,816
6/18	$14,090	$14,844	$14,860
7/18	$14,658	$15,356	$15,479
8/18	$15,266	$15,885	$16,140
9/18	$15,299	$15,946	$16,190
10/18	$14,123	$14,817	$14,962
11/18	$14,484	$15,119	$15,365
12/18	$13,160	$13,742	$13,965
1/19	$14,252	$14,893	$15,151
2/19	$14,784	$15,398	$15,735
3/19	$14,989	$15,666	$15,969
4/19	$15,596	$16,298	$16,645
5/19	$14,593	$15,260	$15,582
6/19	$15,631	$16,331	$16,711
7/19	$15,944	$16,585	$17,063
8/19	$15,596	$16,281	$16,712
9/19	$15,842	$16,563	$16,992
10/19	$16,183	$16,914	$17,385
11/19	$16,839	$17,553	$18,110
12/19	$17,297	$18,060	$18,625
1/20	$17,345	$18,080	$18,695
2/20	$15,982	$16,602	$17,238
3/20	$14,104	$14,408	$15,205
4/20	$15,927	$16,312	$17,205
5/20	$16,824	$17,173	$18,200
6/20	$17,263	$17,553	$18,701
7/20	$18,331	$18,581	$19,880
8/20	$19,708	$19,944	$21,402
9/20	$19,057	$19,215	$20,707
10/20	$18,632	$18,752	$20,273
11/20	$20,701	$20,960	$22,564
12/20	$21,598	$21,846	$23,573
1/21	$21,434	$21,666	$23,421
2/21	$21,976	$22,294	$24,042
3/21	$22,647	$23,138	$24,801
4/21	$23,834	$24,384	$26,139
5/21	$23,821	$24,499	$26,153
6/21	$24,451	$25,113	$26,881
7/21	$25,048	$25,635	$27,571
8/21	$25,795	$26,377	$28,431
9/21	$24,534	$25,165	$27,066
10/21	$26,262	$26,911	$29,002
11/21	$25,953	$26,550	$28,689
12/21	$26,865	$27,626	$29,729
1/22	$25,008	$26,068	$27,692
2/22	$24,272	$25,353	$26,906
3/22	$24,912	$26,208	$27,645
4/22	$22,450	$23,872	$24,927
5/22	$22,320	$23,836	$24,811
6/22	$20,518	$21,840	$22,819
7/22	$22,512	$23,874	$25,075
8/22	$21,543	$22,957	$24,012
9/22	$19,569	$20,833	$21,820
10/22	$21,075	$22,504	$23,522
11/22	$22,258	$23,721	$24,874
12/22	$20,838	$22,342	$23,301
1/23	$22,331	$23,840	$25,009
2/23	$21,836	$23,272	$24,479
3/23	$22,476	$24,009	$25,223
4/23	$22,600	$24,306	$25,384
5/23	$22,800	$24,419	$25,634
6/23	$24,362	$26,069	$27,425
7/23	$25,126	$26,965	$28,314
8/23	$24,658	$26,493	$27,815
9/23	$23,330	$25,248	$26,340
10/23	$22,655	$24,638	$25,608
11/23	$24,920	$26,939	$28,193
12/23	$26,256	$28,269	$29,739
1/24	$26,614	$28,663	$30,176
2/24	$27,980	$30,211	$31,759
3/24	$28,835	$31,180	$32,768
4/24	$27,580	$29,853	$31,371
5/24	$28,835	$31,259	$32,832
6/24	$29,821	$32,293	$34,003
7/24	$30,228	$32,763	$34,500
8/24	$30,828	$33,540	$35,221
9/24	$31,976	$34,257	$36,023

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	35.01%	14.72%	12.32%
Class C with 1% Maximum Deferred Sales Charge	34.01%	14.72%	12.32%
Russell 1000® Index	35.68%	15.62%	13.09%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	36.76%	16.20%	13.66%
Footnote	Description
Footnote[1]	Index is composed of large companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization, excluding business development companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,679,312,489
# of Portfolio Holdings	791
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,058,175

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.3%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	9.9%
Consumer Discretionary	10.6%
Health Care	12.3%
Financials	14.0%
Information Technology	31.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.2%
Total	32.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CSXCX-TSR-AR

Calvert US Large-Cap Core Responsible Index Fund

Class I CISIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↑ Not owning Index component Chevron Corp. and an underweight position in Index component ExxonMobil Corp. ― both energy exploration and production firms ― helped Index-relative returns as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as its stock price tripled

↑ Among sectors, underweight positions in energy and real estate, and an overweight position in information technology contributed to Index-relative returns

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in energy firm Occidental Petroleum Corp. dropped in value on falling oil and gas prices, and higher debt due to a business acquisition

↓ Among sectors, stock selections and an underweight position in communication services, and stock selections in industrials detracted from relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,028,366	$1,024,439	$1,028,847
11/14	$1,064,212	$1,051,260	$1,065,234
12/14	$1,060,842	$1,048,811	$1,061,936
1/15	$1,024,828	$1,020,003	$1,025,923
2/15	$1,092,965	$1,078,939	$1,094,867
3/15	$1,080,218	$1,065,504	$1,082,978
4/15	$1,087,419	$1,073,068	$1,090,205
5/15	$1,107,906	$1,087,106	$1,111,187
6/15	$1,094,057	$1,066,712	$1,097,500
7/15	$1,115,109	$1,087,273	$1,118,901
8/15	$1,050,294	$1,021,870	$1,053,541
9/15	$1,015,403	$993,863	$1,018,434
10/15	$1,096,827	$1,074,275	$1,100,549
11/15	$1,099,042	$1,077,824	$1,103,230
12/15	$1,072,920	$1,058,434	$1,077,211
1/16	$1,009,777	$1,001,464	$1,014,183
2/16	$1,009,180	$1,001,121	$1,013,621
3/16	$1,077,693	$1,070,860	$1,083,164
4/16	$1,082,455	$1,076,683	$1,087,928
5/16	$1,102,119	$1,095,538	$1,107,701
6/16	$1,094,969	$1,098,019	$1,101,193
7/16	$1,142,033	$1,139,847	$1,148,669
8/16	$1,146,803	$1,141,362	$1,153,376
9/16	$1,147,397	$1,142,265	$1,154,631
10/16	$1,123,566	$1,119,991	$1,130,246
11/16	$1,168,241	$1,164,145	$1,175,708
12/16	$1,187,772	$1,186,015	$1,196,008
1/17	$1,215,578	$1,209,864	$1,224,444
2/17	$1,263,167	$1,256,696	$1,272,595
3/17	$1,265,648	$1,257,490	$1,275,730
4/17	$1,279,240	$1,270,784	$1,289,107
5/17	$1,295,921	$1,287,003	$1,306,747
6/17	$1,302,714	$1,295,989	$1,313,698
7/17	$1,325,571	$1,321,654	$1,336,648
8/17	$1,328,041	$1,325,788	$1,339,544
9/17	$1,355,842	$1,354,021	$1,367,446
10/17	$1,384,892	$1,385,077	$1,397,340
11/17	$1,427,534	$1,427,316	$1,440,289
12/17	$1,439,306	$1,443,228	$1,452,688
1/18	$1,519,044	$1,522,451	$1,533,433
2/18	$1,470,952	$1,466,557	$1,485,087
3/18	$1,437,398	$1,433,270	$1,451,671
4/18	$1,434,851	$1,438,141	$1,449,264
5/18	$1,466,492	$1,474,851	$1,481,551
6/18	$1,470,914	$1,484,388	$1,486,046
7/18	$1,531,665	$1,535,617	$1,547,862
8/18	$1,596,211	$1,588,530	$1,614,004
9/18	$1,600,638	$1,594,562	$1,618,975
10/18	$1,479,107	$1,481,726	$1,496,206
11/18	$1,518,893	$1,511,880	$1,536,517
12/18	$1,380,706	$1,374,182	$1,396,542
1/19	$1,497,177	$1,489,343	$1,515,080
2/19	$1,554,430	$1,539,770	$1,573,455
3/19	$1,576,805	$1,566,577	$1,596,911
4/19	$1,642,606	$1,629,842	$1,664,500
5/19	$1,537,965	$1,525,981	$1,558,224
6/19	$1,648,529	$1,633,111	$1,671,120
7/19	$1,682,743	$1,658,473	$1,706,328
8/19	$1,647,850	$1,628,098	$1,671,245
9/19	$1,675,485	$1,656,318	$1,699,195
10/19	$1,712,983	$1,691,421	$1,738,540
11/19	$1,783,388	$1,755,343	$1,810,988
12/19	$1,833,739	$1,806,034	$1,862,456
1/20	$1,840,407	$1,807,984	$1,869,545
2/20	$1,697,228	$1,660,241	$1,723,779
3/20	$1,498,805	$1,440,841	$1,520,470
4/20	$1,693,907	$1,631,237	$1,720,469
5/20	$1,791,112	$1,717,304	$1,820,001
6/20	$1,839,067	$1,755,280	$1,870,128
7/20	$1,954,277	$1,858,062	$1,987,995
8/20	$2,103,456	$1,994,438	$2,140,173
9/20	$2,034,899	$1,921,546	$2,070,741
10/20	$1,991,647	$1,875,208	$2,027,265
11/20	$2,214,741	$2,096,028	$2,256,373
12/20	$2,312,659	$2,184,639	$2,357,328
1/21	$2,296,543	$2,166,646	$2,342,071
2/21	$2,357,048	$2,229,436	$2,404,239
3/21	$2,431,040	$2,313,806	$2,480,128
4/21	$2,560,806	$2,438,359	$2,613,940
5/21	$2,560,844	$2,449,934	$2,615,294
6/21	$2,631,476	$2,511,323	$2,688,105
7/21	$2,697,331	$2,563,492	$2,757,080
8/21	$2,780,699	$2,637,686	$2,843,149
9/21	$2,646,908	$2,516,526	$2,706,584
10/21	$2,835,156	$2,691,141	$2,900,177
11/21	$2,804,902	$2,655,041	$2,868,854
12/21	$2,905,297	$2,762,584	$2,972,925
1/22	$2,706,900	$2,606,829	$2,769,178
2/22	$2,629,443	$2,535,294	$2,690,619
3/22	$2,700,785	$2,620,848	$2,764,471
4/22	$2,435,802	$2,387,225	$2,492,689
5/22	$2,423,572	$2,383,596	$2,481,112
6/22	$2,229,931	$2,183,970	$2,281,909
7/22	$2,449,391	$2,387,384	$2,507,482
8/22	$2,345,436	$2,295,717	$2,401,192
9/22	$2,132,091	$2,083,300	$2,181,963
10/22	$2,297,875	$2,250,381	$2,352,225
11/22	$2,429,687	$2,372,122	$2,487,355
12/22	$2,276,074	$2,234,187	$2,330,136
1/23	$2,441,694	$2,383,978	$2,500,888
2/23	$2,389,465	$2,327,249	$2,447,859
3/23	$2,461,624	$2,400,868	$2,522,306
4/23	$2,476,742	$2,430,617	$2,538,396
5/23	$2,500,795	$2,441,938	$2,563,388
6/23	$2,674,662	$2,606,861	$2,742,526
7/23	$2,760,564	$2,696,507	$2,831,358
8/23	$2,711,085	$2,649,337	$2,781,539
9/23	$2,567,455	$2,524,828	$2,633,999
10/23	$2,495,297	$2,463,805	$2,560,780
11/23	$2,746,820	$2,693,913	$2,819,273
12/23	$2,896,498	$2,826,900	$2,973,947
1/24	$2,938,848	$2,866,324	$3,017,561
2/24	$3,092,282	$3,021,109	$3,175,932
3/24	$3,189,480	$3,117,957	$3,276,762
4/24	$3,053,403	$2,985,281	$3,137,107
5/24	$3,194,340	$3,125,857	$3,283,212
6/24	$3,306,812	$3,229,313	$3,400,320
7/24	$3,354,716	$3,276,309	$3,449,952
8/24	$3,424,143	$3,353,969	$3,522,073
9/24	$3,501,326	$3,425,682	$3,602,256

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	36.37%	15.86%	13.34%
Russell 1000® Index	35.68%	15.62%	13.09%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	36.76%	16.20%	13.66%
Footnote	Description
Footnote[1]	Index is composed of large companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization, excluding business development companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,679,312,489
# of Portfolio Holdings	791
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,058,175

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.3%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	9.9%
Consumer Discretionary	10.6%
Health Care	12.3%
Financials	14.0%
Information Technology	31.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.2%
Total	32.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CISIX-TSR-AR

Calvert US Large-Cap Core Responsible Index Fund

Class R6 CSXRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↑ Not owning Index component Chevron Corp. and an underweight position in Index component ExxonMobil Corp. ― both energy exploration and production firms ― helped Index-relative returns as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as its stock price tripled

↑ Among sectors, underweight positions in energy and real estate, and an overweight position in information technology contributed to Index-relative returns

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in energy firm Occidental Petroleum Corp. dropped in value on falling oil and gas prices, and higher debt due to a business acquisition

↓ Among sectors, stock selections and an underweight position in communication services, and stock selections in industrials detracted from relative returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,141,787	$5,122,197	$5,144,237
11/14	$5,321,027	$5,256,301	$5,326,170
12/14	$5,304,091	$5,244,055	$5,309,682
1/15	$5,124,056	$5,100,015	$5,129,615
2/15	$5,464,737	$5,394,697	$5,474,336
3/15	$5,401,032	$5,327,519	$5,414,890
4/15	$5,437,039	$5,365,338	$5,451,024
5/15	$5,539,520	$5,435,531	$5,555,934
6/15	$5,470,276	$5,333,562	$5,487,498
7/15	$5,575,527	$5,436,367	$5,594,506
8/15	$5,251,465	$5,109,352	$5,267,704
9/15	$5,076,970	$4,969,316	$5,092,170
10/15	$5,484,125	$5,371,377	$5,502,747
11/15	$5,495,204	$5,389,121	$5,516,148
12/15	$5,364,608	$5,292,168	$5,386,053
1/16	$5,048,868	$5,007,322	$5,070,913
2/16	$5,045,889	$5,005,604	$5,068,104
3/16	$5,388,437	$5,354,298	$5,415,821
4/16	$5,412,267	$5,383,416	$5,439,641
5/16	$5,510,563	$5,477,689	$5,538,504
6/16	$5,474,819	$5,490,094	$5,505,965
7/16	$5,710,135	$5,699,236	$5,743,345
8/16	$5,733,965	$5,706,808	$5,766,878
9/16	$5,736,943	$5,711,324	$5,773,154
10/16	$5,617,796	$5,599,953	$5,651,231
11/16	$5,841,197	$5,820,723	$5,878,538
12/16	$5,938,895	$5,930,076	$5,980,039
1/17	$6,077,943	$6,049,322	$6,122,222
2/17	$6,315,869	$6,283,479	$6,362,975
3/17	$6,328,229	$6,287,449	$6,378,651
4/17	$6,396,208	$6,353,922	$6,445,533
5/17	$6,479,637	$6,435,013	$6,533,737
6/17	$6,513,627	$6,479,944	$6,568,490
7/17	$6,627,955	$6,608,269	$6,683,241
8/17	$6,640,315	$6,628,940	$6,697,720
9/17	$6,779,363	$6,770,105	$6,837,230
10/17	$6,924,591	$6,925,383	$6,986,700
11/17	$7,134,708	$7,136,580	$7,201,447
12/17	$7,193,304	$7,216,139	$7,263,441
1/18	$7,592,053	$7,612,256	$7,667,165
2/18	$7,351,538	$7,332,785	$7,425,433
3/18	$7,183,810	$7,166,348	$7,258,355
4/18	$7,171,151	$7,190,705	$7,246,320
5/18	$7,329,385	$7,374,255	$7,407,757
6/18	$7,351,538	$7,421,942	$7,430,228
7/18	$7,652,182	$7,678,084	$7,739,312
8/18	$7,978,143	$7,942,650	$8,070,020
9/18	$8,000,296	$7,972,811	$8,094,874
10/18	$7,392,678	$7,408,628	$7,481,032
11/18	$7,589,649	$7,559,398	$7,682,585
12/18	$6,901,477	$6,870,911	$6,982,712
1/19	$7,484,283	$7,446,716	$7,575,399
2/19	$7,767,454	$7,698,850	$7,867,276
3/19	$7,882,698	$7,832,884	$7,984,554
4/19	$8,208,675	$8,149,208	$8,322,502
5/19	$7,688,430	$7,629,906	$7,791,118
6/19	$8,241,601	$8,165,557	$8,355,598
7/19	$8,412,821	$8,292,367	$8,531,640
8/19	$8,238,309	$8,140,488	$8,356,225
9/19	$8,376,602	$8,281,591	$8,495,974
10/19	$8,564,285	$8,457,106	$8,692,701
11/19	$8,916,603	$8,776,713	$9,054,938
12/19	$9,168,547	$9,030,172	$9,312,278
1/20	$9,201,875	$9,039,919	$9,347,725
2/20	$8,485,322	$8,301,203	$8,618,893
3/20	$7,495,478	$7,204,204	$7,602,352
4/20	$8,471,990	$8,156,187	$8,602,345
5/20	$8,958,580	$8,586,519	$9,100,006
6/20	$9,198,542	$8,776,399	$9,350,639
7/20	$9,775,117	$9,290,310	$9,939,973
8/20	$10,521,665	$9,972,192	$10,700,866
9/20	$10,181,719	$9,607,730	$10,353,704
10/20	$9,965,087	$9,376,042	$10,136,323
11/20	$11,078,244	$10,480,138	$11,281,863
12/20	$11,568,921	$10,923,193	$11,786,639
1/21	$11,491,503	$10,833,229	$11,710,355
2/21	$11,791,077	$11,147,182	$12,021,194
3/21	$12,161,336	$11,569,029	$12,400,638
4/21	$12,810,973	$12,191,796	$13,069,702
5/21	$12,814,339	$12,249,671	$13,076,472
6/21	$13,167,768	$12,556,614	$13,440,527
7/21	$13,497,636	$12,817,462	$13,785,402
8/21	$13,915,019	$13,188,430	$14,215,744
9/21	$13,248,552	$12,582,631	$13,532,920
10/21	$14,187,665	$13,455,705	$14,500,883
11/21	$14,036,195	$13,275,204	$14,344,272
12/21	$14,541,808	$13,812,922	$14,864,625
1/22	$13,548,078	$13,034,145	$13,845,890
2/22	$13,163,518	$12,676,471	$13,453,095
3/22	$13,520,852	$13,104,242	$13,822,353
4/22	$12,193,610	$11,936,123	$12,463,445
5/22	$12,132,353	$11,917,980	$12,405,558
6/22	$11,162,445	$10,919,848	$11,409,546
7/22	$12,261,674	$11,936,918	$12,537,409
8/22	$11,744,390	$11,478,585	$12,005,962
9/22	$10,675,790	$10,416,501	$10,909,816
10/22	$11,506,167	$11,251,906	$11,761,127
11/22	$12,166,385	$11,860,608	$12,436,774
12/22	$11,399,100	$11,170,935	$11,650,682
1/23	$12,226,121	$11,919,888	$12,504,439
2/23	$11,967,677	$11,636,247	$12,239,295
3/23	$12,326,052	$12,004,339	$12,611,530
4/23	$12,405,308	$12,153,085	$12,691,982
5/23	$12,525,915	$12,209,690	$12,816,938
6/23	$13,394,287	$13,034,306	$13,712,629
7/23	$13,828,473	$13,482,533	$14,156,791
8/23	$13,580,367	$13,246,684	$13,907,694
9/23	$12,860,170	$12,624,140	$13,169,993
10/23	$12,501,794	$12,319,025	$12,803,901
11/23	$13,763,000	$13,469,565	$14,096,366
12/23	$14,512,559	$14,134,500	$14,869,733
1/24	$14,725,057	$14,331,619	$15,087,803
2/24	$15,491,443	$15,105,546	$15,879,661
3/24	$15,982,627	$15,589,787	$16,383,810
4/24	$15,299,847	$14,926,406	$15,685,536
5/24	$16,007,012	$15,629,285	$16,416,060
6/24	$16,571,350	$16,146,566	$17,001,601
7/24	$16,811,717	$16,381,545	$17,249,758
8/24	$17,163,557	$16,769,843	$17,610,366
9/24	$17,550,234	$17,128,412	$18,011,278

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	36.47%	15.92%	13.37%
Russell 1000® Index	35.68%	15.62%	13.09%
Calvert US Large-Cap Core Responsible IndexFootnote Reference2	36.76%	16.20%	13.66%
Footnote	Description
Footnote[1]	Class R6 performance prior to 10/3/17 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Index is composed of large companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization, excluding business development companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,679,312,489
# of Portfolio Holdings	791
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,058,175

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.3%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	9.9%
Consumer Discretionary	10.6%
Health Care	12.3%
Financials	14.0%
Information Technology	31.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.2%
Total	32.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CSXRX-TSR-AR

Calvert US Large-Cap Growth Responsible Index Fund

Class A CGJAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hampered returns as its stock price tripled

↓ An out-of-Index position in networking hardware and software firm Cisco Systems, Inc. performed poorly as Cisco’s sales growth disappointed investors

↓ Among sectors, stock selections and underweight positions in the communication services and information technology sectors hampered relative returns

↑ An underweight position in health insurance provider UnitedHealth Group, Inc. aided returns as rising costs and a cyberattack weighed on its stock price

↑ An underweight position in Alphabet, Inc. ― Google’s parent firm ― helped relative returns as its stock performed well, but underperformed the Index

↑ An underweight position in Microsoft Corp. helped relative returns. Fueled by AI innovations, Microsoft’s stock performed well, but underperformed the Index

↑ Among sectors, stock selections in industrials, and underweight positions in consumer discretionary and real estate helped relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
6/15	$9,525	$10,000	$10,000	$10,000
7/15	$9,682	$10,012	$10,157	$10,172
8/15	$9,092	$9,408	$9,540	$9,550
9/15	$8,834	$9,175	$9,304	$9,281
10/15	$9,596	$9,949	$10,105	$10,092
11/15	$9,620	$9,979	$10,134	$10,126
12/15	$9,428	$9,821	$9,985	$9,925
1/16	$8,831	$9,334	$9,428	$9,300
2/16	$8,812	$9,321	$9,423	$9,283
3/16	$9,394	$9,954	$10,059	$9,903
4/16	$9,332	$9,992	$9,967	$9,842
5/16	$9,533	$10,172	$10,161	$10,061
6/16	$9,404	$10,198	$10,121	$9,932
7/16	$9,876	$10,574	$10,599	$10,434
8/16	$9,853	$10,589	$10,546	$10,414
9/16	$9,862	$10,591	$10,584	$10,425
10/16	$9,557	$10,398	$10,336	$10,108
11/16	$9,724	$10,783	$10,561	$10,290
12/16	$9,808	$10,996	$10,692	$10,384
1/17	$10,164	$11,204	$11,052	$10,772
2/17	$10,553	$11,649	$11,511	$11,186
3/17	$10,659	$11,663	$11,644	$11,304
4/17	$10,924	$11,783	$11,910	$11,590
5/17	$11,174	$11,948	$12,220	$11,862
6/17	$11,193	$12,023	$12,188	$11,887
7/17	$11,424	$12,270	$12,512	$12,140
8/17	$11,568	$12,308	$12,741	$12,297
9/17	$11,713	$12,562	$12,907	$12,452
10/17	$12,083	$12,855	$13,407	$12,852
11/17	$12,391	$13,249	$13,814	$13,195
12/17	$12,455	$13,396	$13,922	$13,266
1/18	$13,314	$14,163	$14,908	$14,197
2/18	$13,000	$13,641	$14,517	$13,864
3/18	$12,661	$13,295	$14,119	$13,511
4/18	$12,627	$13,346	$14,168	$13,476
5/18	$13,162	$13,667	$14,789	$14,056
6/18	$13,280	$13,751	$14,931	$14,192
7/18	$13,771	$14,263	$15,370	$14,727
8/18	$14,541	$14,728	$16,210	$15,566
9/18	$14,644	$14,812	$16,301	$15,685
10/18	$13,343	$13,799	$14,843	$14,296
11/18	$13,617	$14,080	$15,001	$14,591
12/18	$12,502	$12,809	$13,711	$13,400
1/19	$13,493	$13,835	$14,943	$14,471
2/19	$14,092	$14,280	$15,478	$15,118
3/19	$14,494	$14,557	$15,919	$15,561
4/19	$15,057	$15,147	$16,638	$16,176
5/19	$14,066	$14,184	$15,587	$15,114
6/19	$15,103	$15,184	$16,657	$16,241
7/19	$15,429	$15,402	$17,033	$16,600
8/19	$15,289	$15,158	$16,903	$16,457
9/19	$15,305	$15,442	$16,905	$16,483
10/19	$15,697	$15,776	$17,382	$16,909
11/19	$16,384	$16,349	$18,153	$17,653
12/19	$16,880	$16,842	$18,700	$18,196
1/20	$17,289	$16,836	$19,118	$18,642
2/20	$16,167	$15,450	$17,816	$17,435
3/20	$14,617	$13,541	$16,064	$15,772
4/20	$16,718	$15,277	$18,441	$18,057
5/20	$17,844	$16,005	$19,679	$19,294
6/20	$18,567	$16,323	$20,536	$20,087
7/20	$19,908	$17,244	$22,116	$21,548
8/20	$21,721	$18,483	$24,398	$23,536
9/20	$20,835	$17,781	$23,250	$22,555
10/20	$20,212	$17,308	$22,460	$21,886
11/20	$22,266	$19,203	$24,760	$24,132
12/20	$23,341	$19,941	$25,899	$25,312
1/21	$23,203	$19,740	$25,707	$25,173
2/21	$23,426	$20,284	$25,701	$25,420
3/21	$23,762	$21,172	$26,143	$25,798
4/21	$25,168	$22,302	$27,921	$27,360
5/21	$24,848	$22,458	$27,535	$27,024
6/21	$26,169	$22,982	$29,263	$28,482
7/21	$27,048	$23,528	$30,227	$29,485
8/21	$27,948	$24,244	$31,357	$30,484
9/21	$26,472	$23,116	$29,601	$28,879
10/21	$28,645	$24,735	$32,165	$31,262
11/21	$28,581	$24,564	$32,362	$31,227
12/21	$29,361	$25,665	$33,046	$32,064
1/22	$26,826	$24,337	$30,210	$29,309
2/22	$25,943	$23,608	$28,927	$28,335
3/22	$26,837	$24,485	$30,058	$29,344
4/22	$23,765	$22,350	$26,428	$25,943
5/22	$23,408	$22,391	$25,814	$25,528
6/22	$21,550	$20,542	$23,769	$23,547
7/22	$24,015	$22,437	$26,622	$26,305
8/22	$22,785	$21,522	$25,382	$24,953
9/22	$20,683	$19,539	$22,914	$22,643
10/22	$21,934	$21,121	$24,254	$24,015
11/22	$23,072	$22,302	$25,359	$25,272
12/22	$21,429	$21,017	$23,417	$23,478
1/23	$23,146	$22,337	$25,369	$25,373
2/23	$22,717	$21,792	$25,068	$24,913
3/23	$24,168	$22,592	$26,781	$26,514
4/23	$24,320	$22,945	$27,046	$26,700
5/23	$25,135	$23,045	$28,278	$27,626
6/23	$26,891	$24,568	$30,212	$29,551
7/23	$27,651	$25,357	$31,230	$30,401
8/23	$27,396	$24,953	$30,949	$30,127
9/23	$25,798	$23,763	$29,266	$28,382
10/23	$25,168	$23,264	$28,850	$27,698
11/23	$27,858	$25,388	$31,995	$30,660
12/23	$29,217	$26,542	$33,411	$32,165
1/24	$29,812	$26,988	$34,245	$32,838
2/24	$31,595	$28,429	$36,581	$34,805
3/24	$32,309	$29,343	$37,225	$35,605
4/24	$30,951	$28,145	$35,646	$34,146
5/24	$32,549	$29,540	$37,780	$35,946
6/24	$34,175	$30,600	$40,328	$37,851
7/24	$34,262	$30,973	$39,642	$37,784
8/24	$34,933	$31,724	$40,467	$38,501
9/24	$35,779	$32,323	$41,432	$39,446

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class A	38.71%	18.49%	15.31%
Class A with 4.75% Maximum Sales Charge	32.11%	17.35%	14.71%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.46%
Russell 1000® Growth Index	42.19%	19.72%	16.53%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference2	38.98%	19.04%	15.92%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	Index is composed of large growth companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment, selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and growth style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$698,996,634
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 41.1%
Health Care 13.6%
Consumer Discretionary 12.5%
Industrials 10.4%
Financials 7.6%
Communication Services 7.2%
Consumer Staples 3.7%
Materials 2.4%
Real Estate 1.2%
Utilities 0.2%
Energy 0.1%
Short-Term Investments 0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.1%
Utilities	0.2%
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.7%
Communication Services	7.2%
Financials	7.6%
Industrials	10.4%
Consumer Discretionary	12.5%
Health Care	13.6%
Information Technology	41.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.1%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Tesla, Inc.	2.2%
Visa, Inc., Class A	1.4%
Mastercard, Inc., Class A	1.3%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CGJAX-TSR-AR

Calvert US Large-Cap Growth Responsible Index Fund

Class I CGJIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hampered returns as its stock price tripled

↓ An out-of-Index position in networking hardware and software firm Cisco Systems, Inc. performed poorly as Cisco’s sales growth disappointed investors

↓ Among sectors, stock selections and underweight positions in the communication services and information technology sectors hampered relative returns

↑ An underweight position in health insurance provider UnitedHealth Group, Inc. aided returns as rising costs and a cyberattack weighed on its stock price

↑ An underweight position in Alphabet, Inc. ― Google’s parent firm ― helped relative returns as its stock performed well, but underperformed the Index

↑ An underweight position in Microsoft Corp. helped relative returns. Fueled by AI innovations, Microsoft’s stock performed well, but underperformed the Index

↑ Among sectors, stock selections in industrials, and underweight positions in consumer discretionary and real estate helped relative returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
6/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/15	$1,017,000	$1,001,188	$1,015,697	$1,017,199
8/15	$955,500	$940,782	$954,015	$955,002
9/15	$928,500	$917,504	$930,415	$928,056
10/15	$1,009,000	$994,899	$1,010,529	$1,009,209
11/15	$1,012,000	$997,858	$1,013,365	$1,012,640
12/15	$991,427	$982,120	$998,494	$992,491
1/16	$929,244	$933,383	$942,751	$929,981
2/16	$927,238	$932,123	$942,349	$928,277
3/16	$988,920	$995,357	$1,005,902	$990,318
4/16	$982,902	$999,216	$996,716	$984,233
5/16	$1,004,466	$1,017,160	$1,016,072	$1,006,078
6/16	$990,926	$1,019,795	$1,012,081	$993,223
7/16	$1,041,074	$1,057,394	$1,059,854	$1,043,442
8/16	$1,038,567	$1,058,879	$1,054,588	$1,041,350
9/16	$1,040,071	$1,059,079	$1,058,446	$1,042,457
10/16	$1,008,478	$1,039,760	$1,033,590	$1,010,750
11/16	$1,026,531	$1,078,267	$1,056,079	$1,028,954
12/16	$1,035,444	$1,099,580	$1,069,152	$1,038,406
1/17	$1,073,474	$1,120,436	$1,105,181	$1,077,240
2/17	$1,114,547	$1,164,923	$1,151,086	$1,118,629
3/17	$1,126,210	$1,166,282	$1,164,400	$1,130,388
4/17	$1,154,099	$1,178,260	$1,191,030	$1,159,047
5/17	$1,180,974	$1,194,841	$1,222,000	$1,186,189
6/17	$1,183,509	$1,202,299	$1,218,780	$1,188,674
7/17	$1,208,356	$1,227,022	$1,251,174	$1,213,966
8/17	$1,224,075	$1,230,778	$1,274,110	$1,229,743
9/17	$1,239,794	$1,256,166	$1,290,676	$1,245,237
10/17	$1,278,839	$1,285,479	$1,340,686	$1,285,213
11/17	$1,312,306	$1,324,905	$1,381,416	$1,319,513
12/17	$1,319,096	$1,339,636	$1,392,170	$1,326,618
1/18	$1,410,801	$1,416,336	$1,490,772	$1,419,681
2/18	$1,377,642	$1,364,133	$1,451,683	$1,386,446
3/18	$1,342,411	$1,329,466	$1,411,873	$1,351,121
4/18	$1,338,784	$1,334,568	$1,416,806	$1,347,603
5/18	$1,395,776	$1,366,707	$1,478,906	$1,405,615
6/18	$1,409,247	$1,375,119	$1,493,146	$1,419,231
7/18	$1,461,575	$1,426,292	$1,536,980	$1,472,716
8/18	$1,543,954	$1,472,768	$1,621,016	$1,556,556
9/18	$1,555,352	$1,481,151	$1,630,076	$1,568,456
10/18	$1,417,536	$1,379,914	$1,484,303	$1,429,641
11/18	$1,447,034	$1,408,034	$1,500,069	$1,459,139
12/18	$1,329,176	$1,280,902	$1,371,097	$1,339,989
1/19	$1,434,485	$1,383,548	$1,494,339	$1,447,060
2/19	$1,498,324	$1,427,971	$1,547,806	$1,511,849
3/19	$1,541,975	$1,455,719	$1,591,862	$1,556,092
4/19	$1,601,996	$1,514,661	$1,663,782	$1,617,612
5/19	$1,496,687	$1,418,407	$1,558,675	$1,511,441
6/19	$1,607,452	$1,518,371	$1,665,720	$1,624,076
7/19	$1,642,919	$1,540,193	$1,703,333	$1,659,993
8/19	$1,628,186	$1,515,796	$1,690,288	$1,645,730
9/19	$1,630,369	$1,544,157	$1,690,497	$1,648,289
10/19	$1,672,383	$1,577,603	$1,738,155	$1,690,876
11/19	$1,746,044	$1,634,868	$1,815,265	$1,765,309
12/19	$1,798,624	$1,684,212	$1,870,034	$1,819,598
1/20	$1,842,466	$1,683,551	$1,911,839	$1,864,222
2/20	$1,723,705	$1,544,963	$1,781,639	$1,743,500
3/20	$1,558,327	$1,354,140	$1,606,369	$1,577,246
4/20	$1,783,085	$1,527,732	$1,844,066	$1,805,701
5/20	$1,903,511	$1,600,495	$1,967,866	$1,929,447
6/20	$1,981,206	$1,632,325	$2,053,556	$2,008,666
7/20	$2,124,385	$1,724,364	$2,211,555	$2,154,778
8/20	$2,318,621	$1,848,312	$2,439,770	$2,353,637
9/20	$2,224,278	$1,778,082	$2,324,979	$2,255,468
10/20	$2,158,238	$1,730,796	$2,246,018	$2,188,586
11/20	$2,378,557	$1,920,256	$2,475,992	$2,413,229
12/20	$2,494,093	$1,994,086	$2,589,866	$2,531,221
1/21	$2,479,967	$1,973,954	$2,570,704	$2,517,324
2/21	$2,503,698	$2,028,386	$2,570,109	$2,541,967
3/21	$2,540,426	$2,117,220	$2,614,264	$2,579,754
4/21	$2,691,292	$2,230,214	$2,792,135	$2,736,023
5/21	$2,657,955	$2,245,791	$2,753,516	$2,702,390
6/21	$2,799,780	$2,298,218	$2,926,266	$2,848,218
7/21	$2,894,142	$2,352,812	$3,022,704	$2,948,463
8/21	$2,991,329	$2,424,351	$3,135,720	$3,048,351
9/21	$2,833,683	$2,311,595	$2,960,102	$2,887,891
10/21	$3,067,045	$2,473,549	$3,216,492	$3,126,208
11/21	$3,061,394	$2,456,410	$3,236,158	$3,122,716
12/21	$3,145,316	$2,566,497	$3,304,580	$3,206,366
1/22	$2,874,089	$2,433,688	$3,020,964	$2,930,868
2/22	$2,780,224	$2,360,820	$2,892,653	$2,833,475
3/22	$2,876,392	$2,448,476	$3,005,807	$2,934,435
4/22	$2,548,155	$2,234,965	$2,642,820	$2,594,341
5/22	$2,510,149	$2,239,065	$2,581,381	$2,552,759
6/22	$2,311,479	$2,054,244	$2,376,906	$2,354,734
7/22	$2,576,372	$2,243,655	$2,662,185	$2,630,483
8/22	$2,445,077	$2,152,154	$2,538,170	$2,495,322
9/22	$2,219,918	$1,953,944	$2,291,420	$2,264,348
10/22	$2,354,668	$2,112,138	$2,425,350	$2,401,546
11/22	$2,476,749	$2,230,172	$2,535,866	$2,527,221
12/22	$2,301,567	$2,101,682	$2,341,728	$2,347,837
1/23	$2,486,179	$2,233,739	$2,536,905	$2,537,336
2/23	$2,441,039	$2,179,238	$2,506,776	$2,491,281
3/23	$2,597,293	$2,259,247	$2,678,130	$2,651,404
4/23	$2,614,076	$2,294,511	$2,704,552	$2,669,977
5/23	$2,702,041	$2,304,484	$2,827,821	$2,762,639
6/23	$2,891,282	$2,456,753	$3,021,204	$2,955,057
7/23	$2,974,039	$2,535,677	$3,122,987	$3,040,108
8/23	$2,946,839	$2,495,305	$3,094,946	$3,012,658
9/23	$2,776,117	$2,376,334	$2,926,631	$2,838,194
10/23	$2,708,407	$2,326,368	$2,884,963	$2,769,780
11/23	$2,998,345	$2,538,824	$3,199,456	$3,065,965
12/23	$3,145,339	$2,654,165	$3,341,134	$3,216,531
1/24	$3,210,504	$2,698,766	$3,424,467	$3,283,767
2/24	$3,403,087	$2,842,868	$3,658,109	$3,480,504
3/24	$3,481,052	$2,934,336	$3,722,507	$3,560,491
4/24	$3,335,014	$2,814,485	$3,564,614	$3,414,590
5/24	$3,508,398	$2,954,040	$3,778,010	$3,594,605
6/24	$3,683,526	$3,060,037	$4,032,767	$3,785,054
7/24	$3,693,999	$3,097,285	$3,964,168	$3,778,381
8/24	$3,766,727	$3,172,415	$4,046,733	$3,850,057
9/24	$3,859,819	$3,232,313	$4,143,241	$3,944,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class I	39.04%	18.79%	15.65%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.46%
Russell 1000® Growth Index	42.19%	19.72%	16.53%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference2	38.98%	19.04%	15.92%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	Index is composed of large growth companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment, selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and growth style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$698,996,634
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.1%
Utilities	0.2%
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.7%
Communication Services	7.2%
Financials	7.6%
Industrials	10.4%
Consumer Discretionary	12.5%
Health Care	13.6%
Information Technology	41.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.1%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Tesla, Inc.	2.2%
Visa, Inc., Class A	1.4%
Mastercard, Inc., Class A	1.3%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CGJIX-TSR-AR

Calvert US Large-Cap Growth Responsible Index Fund

Class R6 CLGRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.21%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hampered returns as its stock price tripled

↓ An out-of-Index position in networking hardware and software firm Cisco Systems, Inc. performed poorly as Cisco’s sales growth disappointed investors

↓ Among sectors, stock selections and underweight positions in the communication services and information technology sectors hampered relative returns

↑ An underweight position in health insurance provider UnitedHealth Group, Inc. aided returns as rising costs and a cyberattack weighed on its stock price

↑ An underweight position in Alphabet, Inc. ― Google’s parent firm ― helped relative returns as its stock performed well, but underperformed the Index

↑ An underweight position in Microsoft Corp. helped relative returns. Fueled by AI innovations, Microsoft’s stock performed well, but underperformed the Index

↑ Among sectors, stock selections in industrials, and underweight positions in consumer discretionary and real estate helped relative returns during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
6/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
7/15	$5,085,000	$5,005,938	$5,078,484	$5,085,996
8/15	$4,777,500	$4,703,911	$4,770,074	$4,775,012
9/15	$4,642,500	$4,587,519	$4,652,073	$4,640,279
10/15	$5,045,000	$4,974,495	$5,052,643	$5,046,047
11/15	$5,060,000	$4,989,289	$5,066,825	$5,063,201
12/15	$4,957,137	$4,910,598	$4,992,471	$4,962,455
1/16	$4,646,219	$4,666,914	$4,713,754	$4,649,906
2/16	$4,636,189	$4,660,617	$4,711,743	$4,641,386
3/16	$4,944,600	$4,976,785	$5,029,509	$4,951,591
4/16	$4,914,511	$4,996,079	$4,983,582	$4,921,166
5/16	$5,022,330	$5,085,799	$5,080,359	$5,030,388
6/16	$4,954,630	$5,098,977	$5,060,407	$4,966,117
7/16	$5,205,370	$5,286,970	$5,299,268	$5,217,212
8/16	$5,192,833	$5,294,393	$5,272,939	$5,206,751
9/16	$5,200,355	$5,295,394	$5,292,228	$5,212,287
10/16	$5,042,389	$5,198,799	$5,167,950	$5,053,751
11/16	$5,132,655	$5,391,336	$5,280,396	$5,144,771
12/16	$5,177,219	$5,497,902	$5,345,762	$5,192,032
1/17	$5,367,372	$5,602,178	$5,525,907	$5,386,200
2/17	$5,572,736	$5,824,617	$5,755,429	$5,593,145
3/17	$5,631,050	$5,831,412	$5,821,998	$5,651,941
4/17	$5,770,495	$5,891,300	$5,955,148	$5,795,233
5/17	$5,904,869	$5,974,207	$6,109,998	$5,930,943
6/17	$5,917,546	$6,011,495	$6,093,901	$5,943,367
7/17	$6,041,779	$6,135,108	$6,255,872	$6,069,829
8/17	$6,120,376	$6,153,888	$6,370,551	$6,148,714
9/17	$6,198,972	$6,280,832	$6,453,380	$6,226,186
10/17	$6,394,195	$6,427,397	$6,703,430	$6,426,066
11/17	$6,561,529	$6,624,524	$6,907,079	$6,597,566
12/17	$6,595,481	$6,698,180	$6,960,852	$6,633,090
1/18	$7,054,005	$7,081,677	$7,453,862	$7,098,405
2/18	$6,888,211	$6,820,667	$7,258,416	$6,932,228
3/18	$6,712,055	$6,647,332	$7,059,367	$6,755,603
4/18	$6,693,921	$6,672,838	$7,084,029	$6,738,013
5/18	$6,978,879	$6,833,533	$7,394,532	$7,028,075
6/18	$7,046,233	$6,875,593	$7,465,730	$7,096,154
7/18	$7,307,876	$7,131,459	$7,684,898	$7,363,579
8/18	$7,719,770	$7,363,840	$8,105,080	$7,782,779
9/18	$7,776,762	$7,405,754	$8,150,379	$7,842,280
10/18	$7,087,681	$6,899,570	$7,421,516	$7,148,204
11/18	$7,235,171	$7,040,172	$7,500,345	$7,295,695
12/18	$6,645,881	$6,404,509	$6,855,483	$6,699,945
1/19	$7,172,423	$6,917,739	$7,471,697	$7,235,301
2/19	$7,491,621	$7,139,855	$7,739,032	$7,559,246
3/19	$7,709,877	$7,278,595	$7,959,309	$7,780,459
4/19	$8,009,978	$7,573,303	$8,318,909	$8,088,060
5/19	$7,483,437	$7,092,033	$7,793,375	$7,557,205
6/19	$8,037,260	$7,591,854	$8,328,598	$8,120,378
7/19	$8,214,593	$7,700,964	$8,516,666	$8,299,967
8/19	$8,140,932	$7,578,979	$8,451,438	$8,228,651
9/19	$8,151,845	$7,720,785	$8,452,487	$8,241,446
10/19	$8,361,915	$7,888,015	$8,690,777	$8,454,381
11/19	$8,730,222	$8,174,341	$9,076,326	$8,826,547
12/19	$8,993,120	$8,421,059	$9,350,169	$9,097,988
1/20	$9,212,329	$8,417,757	$9,559,194	$9,321,109
2/20	$8,618,523	$7,724,814	$8,908,196	$8,717,499
3/20	$7,791,633	$6,770,701	$8,031,847	$7,886,228
4/20	$8,915,426	$7,638,662	$9,220,328	$9,028,503
5/20	$9,517,557	$8,002,477	$9,839,328	$9,647,235
6/20	$9,906,029	$8,161,624	$10,267,781	$10,043,328
7/20	$10,621,927	$8,621,818	$11,057,775	$10,773,891
8/20	$11,593,106	$9,241,559	$12,198,851	$11,768,187
9/20	$11,121,390	$8,890,410	$11,624,895	$11,277,339
10/20	$10,791,189	$8,653,981	$11,230,092	$10,942,928
11/20	$11,892,784	$9,601,279	$12,379,962	$12,066,145
12/20	$12,470,463	$9,970,431	$12,949,330	$12,656,105
1/21	$12,399,833	$9,869,772	$12,853,520	$12,586,618
2/21	$12,518,492	$10,141,930	$12,850,545	$12,709,834
3/21	$12,702,130	$10,586,102	$13,071,320	$12,898,770
4/21	$13,456,461	$11,151,070	$13,960,675	$13,680,113
5/21	$13,289,773	$11,228,953	$13,767,580	$13,511,948
6/21	$13,998,900	$11,491,090	$14,631,328	$14,241,091
7/21	$14,470,710	$11,764,060	$15,113,522	$14,742,317
8/21	$14,956,646	$12,121,754	$15,678,600	$15,241,756
9/21	$14,168,413	$11,557,974	$14,800,507	$14,439,455
10/21	$15,335,223	$12,367,746	$16,082,461	$15,631,041
11/21	$15,306,971	$12,282,051	$16,180,790	$15,613,582
12/21	$15,726,580	$12,832,485	$16,522,898	$16,031,828
1/22	$14,370,444	$12,168,442	$15,104,819	$14,654,340
2/22	$13,901,122	$11,804,101	$14,463,264	$14,167,376
3/22	$14,379,081	$12,242,382	$15,029,033	$14,672,176
4/22	$12,740,776	$11,174,824	$13,214,101	$12,971,705
5/22	$12,550,744	$11,195,325	$12,906,905	$12,763,794
6/22	$11,557,395	$10,271,221	$11,884,532	$11,773,670
7/22	$12,881,860	$11,218,273	$13,310,926	$13,152,417
8/22	$12,225,386	$10,760,771	$12,690,850	$12,476,610
9/22	$11,099,591	$9,769,719	$11,457,099	$11,321,742
10/22	$11,773,341	$10,560,688	$12,126,749	$12,007,730
11/22	$12,386,626	$11,150,862	$12,679,328	$12,636,104
12/22	$11,508,474	$10,508,411	$11,708,641	$11,739,184
1/23	$12,432,978	$11,168,696	$12,684,527	$12,686,678
2/23	$12,206,924	$10,896,191	$12,533,881	$12,456,403
3/23	$12,986,521	$11,296,236	$13,390,648	$13,257,020
4/23	$13,073,464	$11,472,553	$13,522,762	$13,349,883
5/23	$13,513,980	$11,522,420	$14,139,107	$13,813,195
6/23	$14,461,669	$12,283,767	$15,106,018	$14,775,282
7/23	$14,873,203	$12,678,383	$15,614,935	$15,200,542
8/23	$14,736,991	$12,476,524	$15,474,731	$15,063,289
9/23	$13,884,941	$11,881,669	$14,633,156	$14,190,969
10/23	$13,548,758	$11,631,839	$14,424,815	$13,848,900
11/23	$14,997,823	$12,694,121	$15,997,279	$15,329,824
12/23	$15,734,317	$13,270,823	$16,705,670	$16,082,655
1/24	$16,058,045	$13,493,829	$17,122,336	$16,418,836
2/24	$17,023,394	$14,214,340	$18,290,543	$17,402,521
3/24	$17,411,283	$14,671,681	$18,612,533	$17,802,456
4/24	$16,685,084	$14,072,423	$17,823,068	$17,072,951
5/24	$17,551,274	$14,770,199	$18,890,049	$17,973,027
6/24	$18,429,129	$15,300,185	$20,163,836	$18,925,272
7/24	$18,478,709	$15,486,425	$19,820,840	$18,891,906
8/24	$18,846,183	$15,862,074	$20,233,667	$19,250,287
9/24	$19,309,901	$16,161,563	$20,716,206	$19,722,992

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class R6	39.07%	18.80%	15.65%
S&P 500®IndexFootnote Reference2	36.35%	15.96%	13.46%
Russell 1000® Growth Index	42.19%	19.72%	16.53%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference3	38.98%	19.04%	15.92%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/22 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[3]	Index is composed of large growth companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment, selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and growth style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$698,996,634
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.1%
Utilities	0.2%
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.7%
Communication Services	7.2%
Financials	7.6%
Industrials	10.4%
Consumer Discretionary	12.5%
Health Care	13.6%
Information Technology	41.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.1%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Tesla, Inc.	2.2%
Visa, Inc., Class A	1.4%
Mastercard, Inc., Class A	1.3%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CLGRX-TSR-AR

Calvert US Large-Cap Value Responsible Index Fund

Class A CFJAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ Not owning Index components ExxonMobil Corp. and Chevron Corp. ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Not owning Index component and health care firm Johnson & Johnson helped relative returns as a talcum powder lawsuit weighed on J&J’s stock price

↑ Among sectors, an underweight in energy, stock selections and an overweight in financials, and stock selections and an underweight in real estate helped returns

↓ An underweight position in Micron Technology, Inc. hurt returns as its stock appreciated on AI-driven demand for the firm’s memory and storage semiconductors

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in semiconductor maker Intel Corp. declined in value on concerns about increasing competition in microchip sales for AI applications

↓ Among sectors, stock selections in the information technology, health care, and industrials sectors detracted from Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
6/15	$9,525	$10,000	$10,000	$10,000
7/15	$9,330	$10,908	$9,843	$9,807
8/15	$8,839	$10,249	$9,257	$9,282
9/15	$8,501	$9,951	$8,978	$8,926
10/15	$9,110	$10,736	$9,655	$9,584
11/15	$9,120	$10,796	$9,692	$9,601
12/15	$8,865	$10,574	$9,484	$9,334
1/16	$8,376	$9,978	$8,993	$8,824
2/16	$8,362	$9,975	$8,991	$8,831
3/16	$8,947	$10,677	$9,639	$9,456
4/16	$9,076	$10,743	$9,841	$9,598
5/16	$9,200	$10,935	$9,994	$9,734
6/16	$9,200	$10,958	$10,081	$9,737
7/16	$9,516	$11,393	$10,373	$10,080
8/16	$9,617	$11,422	$10,453	$10,189
9/16	$9,626	$11,440	$10,432	$10,201
10/16	$9,511	$11,192	$10,270	$10,087
11/16	$10,110	$11,693	$10,857	$10,728
12/16	$10,352	$11,921	$11,128	$10,991
1/17	$10,445	$12,145	$11,207	$11,119
2/17	$10,855	$12,597	$11,610	$11,560
3/17	$10,796	$12,606	$11,492	$11,503
4/17	$10,762	$12,739	$11,470	$11,469
5/17	$10,796	$12,870	$11,459	$11,516
6/17	$10,889	$12,986	$11,646	$11,619
7/17	$11,031	$13,231	$11,801	$11,775
8/17	$10,904	$13,256	$11,664	$11,650
9/17	$11,236	$13,579	$12,009	$12,011
10/17	$11,338	$13,876	$12,096	$12,128
11/17	$11,743	$14,297	$12,467	$12,570
12/17	$11,875	$14,440	$12,649	$12,718
1/18	$12,349	$15,201	$13,138	$13,233
2/18	$11,880	$14,641	$12,510	$12,694
3/18	$11,646	$14,347	$12,290	$12,449
4/18	$11,641	$14,402	$12,331	$12,451
5/18	$11,636	$14,808	$12,404	$12,458
6/18	$11,563	$14,905	$12,435	$12,386
7/18	$12,058	$15,400	$12,927	$12,921
8/18	$12,344	$15,940	$13,118	$13,229
9/18	$12,281	$15,967	$13,144	$13,163
10/18	$11,532	$14,791	$12,463	$12,360
11/18	$11,919	$15,087	$12,835	$12,782
12/18	$10,645	$13,683	$11,603	$11,413
1/19	$11,658	$14,858	$12,506	$12,516
2/19	$12,022	$15,380	$12,906	$12,911
3/19	$11,913	$15,605	$12,988	$12,799
4/19	$12,493	$16,228	$13,448	$13,429
5/19	$11,686	$15,178	$12,584	$12,563
6/19	$12,482	$16,244	$13,487	$13,429
7/19	$12,721	$16,485	$13,599	$13,695
8/19	$12,190	$16,149	$13,199	$13,126
9/19	$12,672	$16,433	$13,670	$13,652
10/19	$12,905	$16,786	$13,861	$13,907
11/19	$13,415	$17,424	$14,289	$14,470
12/19	$13,739	$17,928	$14,682	$14,826
1/20	$13,368	$17,908	$14,367	$14,433
2/20	$12,064	$16,442	$12,975	$13,016
3/20	$10,162	$14,181	$10,758	$10,934
4/20	$11,295	$16,059	$11,967	$12,157
5/20	$11,749	$16,918	$12,377	$12,645
6/20	$11,815	$17,304	$12,295	$12,722
7/20	$12,313	$18,287	$12,781	$13,266
8/20	$12,882	$19,612	$13,310	$13,892
9/20	$12,716	$18,898	$12,983	$13,715
10/20	$12,694	$18,490	$12,812	$13,697
11/20	$14,408	$20,739	$14,536	$15,575
12/20	$14,942	$21,672	$15,093	$16,161
1/21	$14,824	$21,576	$14,955	$16,041
2/21	$15,707	$22,250	$15,858	$17,009
3/21	$16,651	$23,048	$16,792	$18,047
4/21	$17,342	$24,236	$17,463	$18,807
5/21	$17,729	$24,346	$17,871	$19,244
6/21	$17,409	$24,947	$17,666	$18,907
7/21	$17,511	$25,369	$17,807	$19,025
8/21	$17,954	$26,092	$18,160	$19,510
9/21	$17,263	$24,921	$17,528	$18,765
10/21	$18,117	$26,607	$18,418	$19,714
11/21	$17,567	$26,202	$17,769	$19,115
12/21	$18,534	$27,234	$18,890	$20,185
1/22	$17,897	$25,631	$18,450	$19,503
2/22	$17,575	$24,986	$18,236	$19,158
3/22	$17,762	$25,796	$18,751	$19,381
4/22	$16,621	$23,481	$17,693	$18,117
5/22	$16,826	$23,450	$18,037	$18,367
6/22	$15,387	$21,488	$16,461	$16,790
7/22	$16,352	$23,504	$17,553	$17,855
8/22	$15,960	$22,627	$17,030	$17,439
9/22	$14,544	$20,528	$15,537	$15,886
10/22	$16,147	$22,212	$17,130	$17,655
11/22	$17,189	$23,371	$18,200	$18,807
12/22	$16,334	$22,003	$17,466	$17,873
1/23	$17,353	$23,518	$18,372	$18,995
2/23	$16,888	$22,968	$17,724	$18,493
3/23	$16,233	$23,583	$17,642	$17,778
4/23	$16,298	$23,834	$17,908	$17,859
5/23	$15,589	$23,927	$17,217	$17,088
6/23	$16,679	$25,560	$18,361	$18,292
7/23	$17,359	$26,477	$19,007	$19,045
8/23	$16,697	$25,966	$18,494	$18,320
9/23	$16,018	$24,729	$17,780	$17,576
10/23	$15,405	$24,073	$17,153	$16,912
11/23	$16,727	$26,318	$18,447	$18,373
12/23	$17,890	$27,714	$19,469	$19,659
1/24	$17,848	$28,021	$19,489	$19,625
2/24	$18,412	$29,538	$20,208	$20,251
3/24	$19,395	$30,491	$21,218	$21,348
4/24	$18,448	$29,149	$20,312	$20,311
5/24	$19,025	$30,526	$20,955	$20,964
6/24	$18,794	$31,471	$20,758	$20,716
7/24	$19,825	$32,056	$21,820	$21,863
8/24	$20,335	$32,754	$22,405	$22,435
9/24	$20,720	$30,471	$22,662	$22,875

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class A	29.37%	10.32%	8.73%
Class A with 4.75% Maximum Sales Charge	23.23%	9.25%	8.16%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.74%
Russell 1000® Value Index	27.76%	10.68%	9.21%
Calvert US Large-Cap Value Responsible IndexFootnote Reference2	30.15%	10.86%	9.32%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	Index is composed of large value companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and value style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,880,713,761
# of Portfolio Holdings	537
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
27.8%
Consumer Staples
11.9%
Industrials
10.7%
Health Care
8.9%
Real Estate
8.5%
Information Technology
8.1%
Consumer Discretionary
6.7%
Utilities
6.6%
Communication Services
5.3%
Materials
4.7%
Energy
0.7%
Short-Term Investments
0.1%

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.7%
Communication Services	5.3%
Utilities	6.6%
Consumer Discretionary	6.7%
Information Technology	8.1%
Real Estate	8.5%
Health Care	8.9%
Industrials	10.7%
Consumer Staples	11.9%
Financials	27.8%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.7%
Walmart, Inc.	2.0%
Bank of America Corp.	1.7%
International Business Machines Corp.	1.4%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.3%
Cisco Systems, Inc.	1.2%
Procter & Gamble Co.	1.2%
Pfizer, Inc.	1.1%
Comcast Corp., Class A	1.1%
Total	16.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CFJAX-TSR-AR

Calvert US Large-Cap Value Responsible Index Fund

Class I CFJIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ Not owning Index components ExxonMobil Corp. and Chevron Corp. ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Not owning Index component and health care firm Johnson & Johnson helped relative returns as a talcum powder lawsuit weighed on J&J’s stock price

↑ Among sectors, an underweight in energy, stock selections and an overweight in financials, and stock selections and an underweight in real estate helped returns

↓ An underweight position in Micron Technology, Inc. hurt returns as its stock appreciated on AI-driven demand for the firm’s memory and storage semiconductors

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in semiconductor maker Intel Corp. declined in value on concerns about increasing competition in microchip sales for AI applications

↓ Among sectors, stock selections in the information technology, health care, and industrials sectors detracted from Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
6/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/15	$980,002	$1,090,768	$984,330	$980,675
8/15	$928,494	$1,024,919	$925,707	$928,172
9/15	$893,490	$995,053	$897,760	$892,558
10/15	$957,494	$1,073,648	$965,498	$958,435
11/15	$958,988	$1,079,600	$969,194	$960,069
12/15	$932,004	$1,057,440	$948,350	$933,442
1/16	$881,211	$997,774	$899,347	$882,447
2/16	$879,708	$997,453	$899,120	$883,143
3/16	$941,582	$1,067,679	$963,888	$945,597
4/16	$955,669	$1,074,296	$984,136	$959,823
5/16	$968,754	$1,093,516	$999,421	$973,395
6/16	$969,256	$1,095,764	$1,008,064	$973,676
7/16	$1,002,953	$1,139,252	$1,037,333	$1,008,020
8/16	$1,014,010	$1,142,158	$1,045,332	$1,018,931
9/16	$1,015,012	$1,143,953	$1,043,153	$1,020,064
10/16	$1,003,443	$1,119,203	$1,027,008	$1,008,657
11/16	$1,066,812	$1,169,290	$1,085,665	$1,072,808
12/16	$1,092,372	$1,192,107	$1,112,799	$1,099,058
1/17	$1,102,659	$1,214,544	$1,120,726	$1,111,870
2/17	$1,145,865	$1,259,715	$1,160,998	$1,155,953
3/17	$1,140,200	$1,260,572	$1,149,171	$1,150,278
4/17	$1,137,114	$1,273,934	$1,147,015	$1,146,860
5/17	$1,141,218	$1,286,971	$1,145,891	$1,151,615
6/17	$1,150,981	$1,298,586	$1,164,623	$1,161,891
7/17	$1,166,416	$1,323,070	$1,180,101	$1,177,546
8/17	$1,153,566	$1,325,620	$1,166,355	$1,164,957
9/17	$1,189,049	$1,357,949	$1,200,900	$1,201,086
10/17	$1,200,375	$1,387,582	$1,209,619	$1,212,801
11/17	$1,243,579	$1,429,716	$1,246,660	$1,256,980
12/17	$1,257,900	$1,444,006	$1,264,857	$1,271,808
1/18	$1,307,882	$1,520,120	$1,313,759	$1,323,340
2/18	$1,258,990	$1,464,089	$1,251,026	$1,269,438
3/18	$1,234,820	$1,434,699	$1,229,019	$1,244,899
4/18	$1,234,271	$1,440,152	$1,233,076	$1,245,148
5/18	$1,234,277	$1,480,808	$1,240,396	$1,245,761
6/18	$1,227,142	$1,490,492	$1,243,468	$1,238,645
7/18	$1,279,333	$1,539,955	$1,292,683	$1,292,052
8/18	$1,310,098	$1,594,035	$1,311,790	$1,322,912
9/18	$1,304,064	$1,596,674	$1,314,391	$1,316,338
10/18	$1,224,963	$1,479,106	$1,246,330	$1,236,034
11/18	$1,266,652	$1,508,731	$1,283,540	$1,278,248
12/18	$1,131,320	$1,368,314	$1,160,288	$1,141,347
1/19	$1,239,687	$1,485,762	$1,250,598	$1,251,573
2/19	$1,278,092	$1,538,015	$1,290,557	$1,291,064
3/19	$1,267,192	$1,560,473	$1,298,762	$1,279,928
4/19	$1,328,549	$1,622,785	$1,344,830	$1,342,932
5/19	$1,243,106	$1,517,772	$1,258,362	$1,256,334
6/19	$1,328,528	$1,624,375	$1,348,692	$1,342,912
7/19	$1,354,322	$1,648,522	$1,359,872	$1,369,523
8/19	$1,298,131	$1,614,916	$1,319,885	$1,312,612
9/19	$1,349,173	$1,643,259	$1,366,975	$1,365,177
10/19	$1,374,404	$1,678,633	$1,386,082	$1,390,740
11/19	$1,429,456	$1,742,441	$1,428,935	$1,447,045
12/19	$1,463,684	$1,792,752	$1,468,244	$1,482,608
1/20	$1,424,994	$1,790,794	$1,436,657	$1,443,284
2/20	$1,285,474	$1,644,176	$1,297,522	$1,301,601
3/20	$1,083,253	$1,418,072	$1,075,783	$1,093,433
4/20	$1,204,015	$1,605,882	$1,196,724	$1,215,674
5/20	$1,253,242	$1,691,762	$1,237,734	$1,264,504
6/20	$1,260,284	$1,730,439	$1,229,518	$1,272,204
7/20	$1,313,637	$1,828,699	$1,278,125	$1,326,552
8/20	$1,375,188	$1,961,178	$1,330,976	$1,389,243
9/20	$1,357,611	$1,889,770	$1,298,283	$1,371,550
10/20	$1,355,270	$1,848,982	$1,281,220	$1,369,748
11/20	$1,538,761	$2,073,917	$1,453,562	$1,557,458
12/20	$1,595,947	$2,167,218	$1,509,291	$1,616,060
1/21	$1,583,995	$2,157,579	$1,495,468	$1,604,145
2/21	$1,678,348	$2,225,019	$1,585,844	$1,700,931
3/21	$1,779,876	$2,304,770	$1,679,161	$1,804,661
4/21	$1,853,338	$2,423,579	$1,746,313	$1,880,690
5/21	$1,895,752	$2,434,642	$1,787,080	$1,924,423
6/21	$1,862,305	$2,494,678	$1,766,615	$1,890,740
7/21	$1,873,065	$2,536,865	$1,780,734	$1,902,517
8/21	$1,920,848	$2,609,210	$1,816,049	$1,950,992
9/21	$1,846,785	$2,492,141	$1,752,836	$1,876,534
10/21	$1,939,363	$2,660,670	$1,841,840	$1,971,411
11/21	$1,880,233	$2,620,172	$1,776,934	$1,911,537
12/21	$1,984,361	$2,723,350	$1,889,034	$2,018,484
1/22	$1,917,074	$2,563,119	$1,845,031	$1,950,313
2/22	$1,882,184	$2,498,556	$1,823,621	$1,915,840
3/22	$1,903,367	$2,579,600	$1,875,100	$1,938,108
4/22	$1,781,252	$2,348,100	$1,769,337	$1,811,713
5/22	$1,803,682	$2,344,952	$1,803,732	$1,836,707
6/22	$1,649,169	$2,148,777	$1,646,137	$1,678,973
7/22	$1,753,216	$2,350,370	$1,755,296	$1,785,510
8/22	$1,712,096	$2,262,656	$1,702,997	$1,743,906
9/22	$1,560,075	$2,052,842	$1,553,666	$1,588,599
10/22	$1,732,656	$2,221,188	$1,712,963	$1,765,506
11/22	$1,844,802	$2,337,125	$1,820,009	$1,880,706
12/22	$1,752,960	$2,200,278	$1,746,641	$1,787,266
1/23	$1,862,917	$2,351,818	$1,837,153	$1,899,528
2/23	$1,813,341	$2,296,849	$1,772,377	$1,849,263
3/23	$1,744,062	$2,358,265	$1,764,215	$1,777,812
4/23	$1,751,053	$2,383,391	$1,790,796	$1,785,870
5/23	$1,675,418	$2,392,664	$1,721,729	$1,708,812
6/23	$1,793,002	$2,556,048	$1,836,098	$1,829,237
7/23	$1,866,095	$2,647,674	$1,900,665	$1,904,533
8/23	$1,795,545	$2,596,564	$1,849,353	$1,831,975
9/23	$1,722,452	$2,472,879	$1,777,988	$1,757,555
10/23	$1,656,986	$2,407,326	$1,715,257	$1,691,250
11/23	$1,799,994	$2,631,805	$1,844,672	$1,837,322
12/23	$1,925,119	$2,771,401	$1,946,854	$1,965,915
1/24	$1,921,226	$2,802,116	$1,948,869	$1,962,514
2/24	$1,982,217	$2,953,796	$2,020,763	$2,025,126
3/24	$2,088,628	$3,049,077	$2,121,790	$2,134,767
4/24	$1,987,408	$2,914,913	$2,031,157	$2,031,112
5/24	$2,049,697	$3,052,634	$2,095,544	$2,096,394
6/24	$2,025,041	$3,147,135	$2,075,833	$2,071,573
7/24	$2,136,642	$3,205,637	$2,181,953	$2,186,347
8/24	$2,191,794	$3,275,420	$2,240,484	$2,243,453
9/24	$2,234,057	$3,047,107	$2,266,216	$2,287,529

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class I	29.70%	10.60%	9.04%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.74%
Russell 1000® Value Index	27.76%	10.68%	9.21%
Calvert US Large-Cap Value Responsible IndexFootnote Reference2	30.15%	10.86%	9.32%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	Index is composed of large value companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and value style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,880,713,761
# of Portfolio Holdings	537
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.7%
Communication Services	5.3%
Utilities	6.6%
Consumer Discretionary	6.7%
Information Technology	8.1%
Real Estate	8.5%
Health Care	8.9%
Industrials	10.7%
Consumer Staples	11.9%
Financials	27.8%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.7%
Walmart, Inc.	2.0%
Bank of America Corp.	1.7%
International Business Machines Corp.	1.4%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.3%
Cisco Systems, Inc.	1.2%
Procter & Gamble Co.	1.2%
Pfizer, Inc.	1.1%
Comcast Corp., Class A	1.1%
Total	16.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CFJIX-TSR-AR

Calvert US Large-Cap Value Responsible Index Fund

Class R6 CLVRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ Not owning Index components ExxonMobil Corp. and Chevron Corp. ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Not owning Index component and health care firm Johnson & Johnson helped relative returns as a talcum powder lawsuit weighed on J&J’s stock price

↑ Among sectors, an underweight in energy, stock selections and an overweight in financials, and stock selections and an underweight in real estate helped returns

↓ An underweight position in Micron Technology, Inc. hurt returns as its stock appreciated on AI-driven demand for the firm’s memory and storage semiconductors

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in semiconductor maker Intel Corp. declined in value on concerns about increasing competition in microchip sales for AI applications

↓ Among sectors, stock selections in the information technology, health care, and industrials sectors detracted from Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
6/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
7/15	$4,900,000	$4,998,576	$4,921,650	$4,903,373
8/15	$4,642,500	$4,696,814	$4,628,533	$4,640,862
9/15	$4,467,500	$4,559,950	$4,488,798	$4,462,789
10/15	$4,787,500	$4,920,119	$4,827,491	$4,792,177
11/15	$4,795,000	$4,947,393	$4,845,968	$4,800,343
12/15	$4,660,051	$4,845,846	$4,741,752	$4,667,211
1/16	$4,406,049	$4,572,418	$4,496,734	$4,412,234
2/16	$4,398,504	$4,570,945	$4,495,598	$4,415,714
3/16	$4,707,833	$4,892,768	$4,819,439	$4,727,984
4/16	$4,778,249	$4,923,091	$4,920,678	$4,799,113
5/16	$4,843,636	$5,011,167	$4,997,106	$4,866,976
6/16	$4,846,151	$5,021,471	$5,040,318	$4,868,380
7/16	$5,014,647	$5,220,758	$5,186,666	$5,040,101
8/16	$5,069,974	$5,234,075	$5,226,658	$5,094,654
9/16	$5,075,004	$5,242,303	$5,215,764	$5,100,320
10/16	$5,017,162	$5,128,882	$5,135,041	$5,043,284
11/16	$5,334,035	$5,358,411	$5,428,327	$5,364,042
12/16	$5,461,794	$5,462,970	$5,563,993	$5,495,289
1/17	$5,513,223	$5,565,794	$5,603,632	$5,559,352
2/17	$5,729,226	$5,772,794	$5,804,992	$5,779,766
3/17	$5,700,940	$5,776,722	$5,745,857	$5,751,392
4/17	$5,685,511	$5,837,954	$5,735,075	$5,734,300
5/17	$5,706,083	$5,897,699	$5,729,453	$5,758,077
6/17	$5,754,941	$5,950,923	$5,823,115	$5,809,456
7/17	$5,832,085	$6,063,127	$5,900,507	$5,887,729
8/17	$5,767,798	$6,074,809	$5,831,776	$5,824,784
9/17	$5,945,229	$6,222,961	$6,004,499	$6,005,429
10/17	$6,001,801	$6,358,759	$6,048,096	$6,064,007
11/17	$6,217,804	$6,551,843	$6,233,298	$6,284,902
12/17	$6,289,591	$6,617,328	$6,324,287	$6,359,038
1/18	$6,539,527	$6,966,132	$6,568,795	$6,616,700
2/18	$6,295,084	$6,709,363	$6,255,128	$6,347,188
3/18	$6,174,236	$6,574,678	$6,145,093	$6,224,493
4/18	$6,171,490	$6,599,667	$6,165,380	$6,225,742
5/18	$6,171,490	$6,785,978	$6,201,979	$6,228,808
6/18	$6,135,784	$6,830,357	$6,217,338	$6,193,225
7/18	$6,396,706	$7,057,028	$6,463,417	$6,460,260
8/18	$6,550,513	$7,304,855	$6,558,948	$6,614,558
9/18	$6,520,301	$7,316,947	$6,571,956	$6,581,691
10/18	$6,124,798	$6,778,180	$6,231,652	$6,180,170
11/18	$6,333,288	$6,913,938	$6,417,699	$6,391,239
12/18	$5,656,667	$6,270,462	$5,801,438	$5,706,737
1/19	$6,198,537	$6,808,681	$6,252,990	$6,257,864
2/19	$6,390,628	$7,048,136	$6,452,783	$6,455,320
3/19	$6,336,155	$7,151,051	$6,493,808	$6,399,640
4/19	$6,642,928	$7,436,607	$6,724,152	$6,714,658
5/19	$6,215,739	$6,955,370	$6,291,808	$6,281,669
6/19	$6,642,928	$7,443,892	$6,743,462	$6,714,561
7/19	$6,771,945	$7,554,546	$6,799,358	$6,847,614
8/19	$6,490,975	$7,400,544	$6,599,423	$6,563,060
9/19	$6,746,141	$7,530,430	$6,834,874	$6,825,886
10/19	$6,872,291	$7,692,537	$6,930,411	$6,953,698
11/19	$7,147,527	$7,984,944	$7,144,673	$7,235,223
12/19	$7,318,816	$8,215,499	$7,341,218	$7,413,040
1/20	$7,125,367	$8,206,526	$7,183,284	$7,216,419
2/20	$6,427,779	$7,534,631	$6,487,610	$6,508,004
3/20	$5,416,569	$6,498,485	$5,378,913	$5,467,167
4/20	$6,020,364	$7,359,145	$5,983,620	$6,078,368
5/20	$6,266,571	$7,752,701	$6,188,669	$6,322,519
6/20	$6,301,744	$7,929,942	$6,147,591	$6,361,018
7/20	$6,568,469	$8,380,231	$6,390,627	$6,632,762
8/20	$6,876,228	$8,987,332	$6,654,879	$6,946,216
9/20	$6,788,297	$8,660,094	$6,491,414	$6,857,749
10/20	$6,776,573	$8,473,181	$6,406,099	$6,848,739
11/20	$7,693,990	$9,503,971	$7,267,809	$7,787,288
12/20	$7,979,958	$9,931,536	$7,546,453	$8,080,298
1/21	$7,920,227	$9,887,361	$7,477,342	$8,020,725
2/21	$8,392,096	$10,196,412	$7,929,219	$8,504,657
3/21	$8,899,803	$10,561,881	$8,395,807	$9,023,304
4/21	$9,267,144	$11,106,338	$8,731,566	$9,403,451
5/21	$9,479,186	$11,157,038	$8,935,399	$9,622,115
6/21	$9,311,941	$11,432,158	$8,833,075	$9,453,701
7/21	$9,365,699	$11,625,483	$8,903,672	$9,512,586
8/21	$9,604,620	$11,957,017	$9,080,244	$9,754,958
9/21	$9,234,292	$11,420,530	$8,764,179	$9,382,672
10/21	$9,697,201	$12,192,838	$9,209,202	$9,857,057
11/21	$9,401,537	$12,007,247	$8,884,669	$9,557,685
12/21	$9,922,200	$12,480,077	$9,445,170	$10,092,422
1/22	$9,585,749	$11,745,797	$9,225,155	$9,751,563
2/22	$9,414,408	$11,449,929	$9,118,103	$9,579,198
3/22	$9,517,212	$11,821,321	$9,375,499	$9,690,540
4/22	$8,906,615	$10,760,449	$8,846,686	$9,058,565
5/22	$9,018,766	$10,746,022	$9,018,662	$9,183,537
6/22	$8,249,289	$9,847,024	$8,230,684	$8,394,865
7/22	$8,769,543	$10,770,852	$8,776,482	$8,927,550
8/22	$8,563,933	$10,368,891	$8,514,983	$8,719,529
9/22	$7,803,802	$9,407,393	$7,768,329	$7,942,996
10/22	$8,666,738	$10,178,856	$8,564,816	$8,827,532
11/22	$9,227,490	$10,710,154	$9,100,046	$9,403,529
12/22	$8,768,458	$10,083,037	$8,733,207	$8,936,329
1/23	$9,319,273	$10,777,484	$9,185,765	$9,497,641
2/23	$9,070,929	$10,525,584	$8,861,885	$9,246,315
3/23	$8,723,884	$10,807,029	$8,821,074	$8,889,058
4/23	$8,762,090	$10,922,171	$8,953,980	$8,929,351
5/23	$8,383,206	$10,964,667	$8,608,644	$8,544,062
6/23	$8,969,044	$11,713,394	$9,180,491	$9,146,187
7/23	$9,338,376	$12,133,281	$9,503,323	$9,522,663
8/23	$8,981,779	$11,899,064	$9,246,766	$9,159,874
9/23	$8,618,815	$11,332,261	$8,889,939	$8,787,776
10/23	$8,294,057	$11,031,858	$8,576,283	$8,456,250
11/23	$9,007,251	$12,060,559	$9,223,362	$9,186,612
12/23	$9,634,566	$12,700,274	$9,734,269	$9,829,577
1/24	$9,615,050	$12,841,028	$9,744,347	$9,812,569
2/24	$9,920,806	$13,536,119	$10,103,814	$10,125,630
3/24	$10,454,252	$13,972,759	$10,608,951	$10,673,834
4/24	$9,946,828	$13,357,934	$10,155,784	$10,155,559
5/24	$10,259,089	$13,989,056	$10,477,722	$10,481,972
6/24	$10,135,486	$14,422,122	$10,379,163	$10,357,866
7/24	$10,694,954	$14,690,214	$10,909,764	$10,931,735
8/24	$10,971,435	$15,010,001	$11,202,419	$11,217,267
9/24	$11,186,115	$15,235,534	$11,331,082	$11,437,647

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class R6	29.79%	10.63%	9.05%
Russell 3000®IndexFootnote Reference2	35.19%	15.25%	12.74%
Russell 1000® Value Index	27.76%	10.68%	9.21%
Calvert US Large-Cap Value Responsible IndexFootnote Reference3	30.15%	10.86%	9.32%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/22 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[3]	Index is composed of large value companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and value style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,880,713,761
# of Portfolio Holdings	537
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.7%
Communication Services	5.3%
Utilities	6.6%
Consumer Discretionary	6.7%
Information Technology	8.1%
Real Estate	8.5%
Health Care	8.9%
Industrials	10.7%
Consumer Staples	11.9%
Financials	27.8%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.7%
Walmart, Inc.	2.0%
Bank of America Corp.	1.7%
International Business Machines Corp.	1.4%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.3%
Cisco Systems, Inc.	1.2%
Procter & Gamble Co.	1.2%
Pfizer, Inc.	1.1%
Comcast Corp., Class A	1.1%
Total	16.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CLVRX-TSR-AR

Calvert US Mid-Cap Core Responsible Index Fund

Class A CMJAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component and cybersecurity software firm CrowdStrike Holdings, Inc. hurt returns as its stock price doubled on strong annual recurring revenue

↓ Not owning Index component Palantir Technologies, Inc. hurt returns as its stock price doubled on hot AI-driven demand for the firm’s “big data” software

↓ Not owning Index component Vistra Corp., an electricity generator, hurt returns as its stock price rose on strong demand and a successful business acquisition

↓ Among sectors, stock selections in industrials, and stock selections and overweight positions in information technology and health care hampered returns

↑ An overweight position in server hardware and software firm Super Micro Computer, Inc. appreciated on increasing AI-driven demand for its products

↑ An out-of-Index position in computer firm Dell Technologies, Inc. doubled in value on strong sales of servers for AI applications. Dell was sold by period-end

↑ Not owning Index component and medical device company DexCom, Inc. aided returns as lower-than-expected sales of its diabetes products depressed its stock price

↑ Among sectors, underweight positions in energy and real estate, and stock selections and an underweight position in materials helped Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$9,496	$10,809	$10,647	$9,978
12/15	$9,242	$10,638	$10,362	$9,709
1/16	$8,606	$10,111	$9,683	$9,055
2/16	$8,740	$10,097	$9,792	$9,208
3/16	$9,418	$10,782	$10,594	$9,931
4/16	$9,524	$10,824	$10,706	$10,047
5/16	$9,686	$11,018	$10,882	$10,228
6/16	$9,648	$11,047	$10,931	$10,193
7/16	$10,073	$11,454	$11,430	$10,646
8/16	$10,106	$11,470	$11,402	$10,687
9/16	$10,149	$11,472	$11,425	$10,739
10/16	$9,867	$11,263	$11,062	$10,443
11/16	$10,503	$11,680	$11,659	$11,123
12/16	$10,603	$11,911	$11,791	$11,235
1/17	$10,919	$12,137	$12,076	$11,580
2/17	$11,269	$12,619	$12,418	$11,963
3/17	$11,284	$12,633	$12,398	$11,983
4/17	$11,381	$12,763	$12,494	$12,090
5/17	$11,478	$12,943	$12,608	$12,201
6/17	$11,556	$13,023	$12,733	$12,292
7/17	$11,668	$13,291	$12,921	$12,422
8/17	$11,541	$13,332	$12,820	$12,284
9/17	$11,887	$13,607	$13,176	$12,664
10/17	$12,086	$13,925	$13,395	$12,881
11/17	$12,475	$14,352	$13,846	$13,303
12/17	$12,586	$14,511	$13,975	$13,430
1/18	$13,181	$15,342	$14,501	$14,079
2/18	$12,716	$14,777	$13,902	$13,594
3/18	$12,631	$14,401	$13,911	$13,513
4/18	$12,521	$14,456	$13,889	$13,398
5/18	$12,741	$14,804	$14,205	$13,643
6/18	$12,791	$14,896	$14,303	$13,697
7/18	$13,141	$15,450	$14,659	$14,086
8/18	$13,691	$15,953	$15,114	$14,681
9/18	$13,616	$16,044	$15,018	$14,602
10/18	$12,396	$14,947	$13,770	$13,299
11/18	$12,737	$15,252	$14,108	$13,677
12/18	$11,392	$13,875	$12,709	$12,236
1/19	$12,639	$14,987	$14,080	$13,585
2/19	$13,286	$15,468	$14,685	$14,291
3/19	$13,250	$15,769	$14,811	$14,263
4/19	$13,846	$16,407	$15,374	$14,918
5/19	$12,901	$15,364	$14,431	$13,895
6/19	$13,887	$16,447	$15,422	$14,971
7/19	$14,118	$16,684	$15,642	$15,224
8/19	$13,518	$16,419	$15,197	$14,584
9/19	$13,759	$16,727	$15,496	$14,840
10/19	$13,954	$17,089	$15,659	$15,061
11/19	$14,626	$17,709	$16,219	$15,793
12/19	$14,888	$18,244	$16,591	$16,086
1/20	$14,706	$18,236	$16,458	$15,897
2/20	$13,480	$16,735	$15,028	$14,561
3/20	$11,164	$14,668	$12,099	$12,017
4/20	$12,718	$16,549	$13,837	$13,708
5/20	$13,746	$17,337	$14,810	$14,829
6/20	$14,038	$17,682	$15,077	$15,151
7/20	$14,837	$18,679	$15,962	$16,022
8/20	$15,416	$20,021	$16,523	$16,652
9/20	$15,217	$19,260	$16,201	$16,442
10/20	$15,468	$18,748	$16,305	$16,720
11/20	$17,534	$20,801	$18,558	$18,984
12/20	$18,416	$21,600	$19,428	$19,957
1/21	$18,442	$21,382	$19,376	$19,995
2/21	$19,384	$21,972	$20,455	$21,032
3/21	$19,822	$22,934	$21,009	$21,523
4/21	$20,774	$24,158	$22,080	$22,566
5/21	$20,838	$24,327	$22,257	$22,639
6/21	$20,998	$24,895	$22,585	$22,823
7/21	$21,271	$25,486	$22,758	$23,134
8/21	$21,843	$26,261	$23,337	$23,774
9/21	$20,870	$25,040	$22,375	$22,718
10/21	$22,057	$26,794	$23,706	$24,032
11/21	$21,426	$26,608	$22,881	$23,352
12/21	$22,269	$27,801	$23,815	$24,280
1/22	$20,434	$26,362	$22,061	$22,285
2/22	$20,220	$25,573	$21,902	$22,053
3/22	$20,423	$26,522	$22,463	$22,299
4/22	$18,709	$24,209	$20,733	$20,423
5/22	$18,655	$24,254	$20,749	$20,354
6/22	$16,996	$22,252	$18,678	$18,538
7/22	$18,666	$24,304	$20,522	$20,370
8/22	$18,045	$23,312	$19,878	$19,694
9/22	$16,452	$21,165	$18,036	$17,957
10/22	$17,853	$22,879	$19,637	$19,509
11/22	$18,946	$24,158	$20,817	$20,714
12/22	$17,971	$22,766	$19,692	$19,648
1/23	$19,527	$24,196	$21,327	$21,354
2/23	$19,084	$23,606	$20,810	$20,881
3/23	$18,757	$24,473	$20,490	$20,508
4/23	$18,525	$24,855	$20,382	$20,256
5/23	$18,038	$24,963	$19,813	$19,729
6/23	$19,560	$26,612	$21,466	$21,413
7/23	$20,203	$27,467	$22,317	$22,116
8/23	$19,411	$27,030	$21,543	$21,251
9/23	$18,364	$25,741	$20,461	$20,113
10/23	$17,290	$25,200	$19,439	$18,948
11/23	$19,056	$27,501	$21,428	$20,895
12/23	$20,663	$28,750	$23,084	$22,676
1/24	$20,345	$29,233	$22,755	$22,340
2/24	$21,512	$30,794	$24,027	$23,630
3/24	$22,377	$31,785	$25,069	$24,596
4/24	$21,015	$30,487	$23,715	$23,104
5/24	$21,551	$31,999	$24,391	$23,708
6/24	$21,383	$33,147	$24,230	$23,532
7/24	$22,483	$33,550	$25,372	$24,750
8/24	$22,868	$34,364	$25,886	$25,181
9/24	$23,382	$32,568	$24,917	$25,763

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class A	27.35%	11.18%	10.59%
Class A with 4.75% Maximum Sales Charge	21.32%	10.10%	9.98%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	14.14%
Russell Midcap® Index	29.33%	11.28%	10.77%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference2	28.09%	11.65%	11.18%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	Index is composed of mid-size companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from 1,000 largest publicly traded U.S. companies excluding BDCs and approximately the 200 largest publicly traded U.S. companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$477,263,392
# of Portfolio Holdings	627
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
20.5%
Information Technology
15.3%
Financials
15.2%
Health Care
11.1%
Consumer Discretionary
9.3%
Real Estate
7.7%
Consumer Staples
6.5%
Utilities
5.3%
Materials
5.0%
Communication Services
3.5%
Energy
0.4%
Short-Term Investments
0.2%

Value	Value
Short-Term Investments	0.2%
Energy	0.4%
Communication Services	3.5%
Materials	5.0%
Utilities	5.3%
Consumer Staples	6.5%
Real Estate	7.7%
Consumer Discretionary	9.3%
Health Care	11.1%
Financials	15.2%
Information Technology	15.3%
Industrials	20.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Autodesk, Inc.	0.6%
United Rentals, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Crown Castle, Inc.	0.5%
Trade Desk, Inc., Class A	0.5%
Fortinet, Inc.	0.5%
Allstate Corp.	0.5%
Dominion Energy, Inc.	0.5%
Fair Isaac Corp.	0.5%
Lennar Corp., Class A	0.5%
Total	5.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CMJAX-TSR-AR

Calvert US Mid-Cap Core Responsible Index Fund

Class I CMJIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component and cybersecurity software firm CrowdStrike Holdings, Inc. hurt returns as its stock price doubled on strong annual recurring revenue

↓ Not owning Index component Palantir Technologies, Inc. hurt returns as its stock price doubled on hot AI-driven demand for the firm’s “big data” software

↓ Not owning Index component Vistra Corp., an electricity generator, hurt returns as its stock price rose on strong demand and a successful business acquisition

↓ Among sectors, stock selections in industrials, and stock selections and overweight positions in information technology and health care hampered returns

↑ An overweight position in server hardware and software firm Super Micro Computer, Inc. appreciated on increasing AI-driven demand for its products

↑ An out-of-Index position in computer firm Dell Technologies, Inc. doubled in value on strong sales of servers for AI applications. Dell was sold by period-end

↑ Not owning Index component and medical device company DexCom, Inc. aided returns as lower-than-expected sales of its diabetes products depressed its stock price

↑ Among sectors, underweight positions in energy and real estate, and stock selections and an underweight position in materials helped Index-relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$997,500	$1,080,895	$1,064,702	$997,815
12/15	$970,795	$1,063,848	$1,036,167	$970,862
1/16	$904,577	$1,011,055	$968,276	$905,532
2/16	$918,623	$1,009,691	$979,221	$920,826
3/16	$989,866	$1,078,187	$1,059,425	$993,081
4/16	$1,001,400	$1,082,366	$1,070,624	$1,004,703
5/16	$1,018,956	$1,101,804	$1,088,182	$1,022,762
6/16	$1,015,447	$1,104,659	$1,093,138	$1,019,286
7/16	$1,060,097	$1,145,386	$1,143,046	$1,064,619
8/16	$1,064,108	$1,146,994	$1,140,191	$1,068,737
9/16	$1,069,135	$1,147,211	$1,142,494	$1,073,911
10/16	$1,039,527	$1,126,284	$1,106,240	$1,044,307
11/16	$1,106,766	$1,167,996	$1,165,898	$1,112,257
12/16	$1,117,658	$1,191,083	$1,179,140	$1,123,519
1/17	$1,151,428	$1,213,674	$1,207,596	$1,157,990
2/17	$1,188,266	$1,261,864	$1,241,767	$1,196,335
3/17	$1,190,829	$1,263,336	$1,239,826	$1,198,309
4/17	$1,201,051	$1,276,310	$1,249,377	$1,208,986
5/17	$1,211,780	$1,294,271	$1,260,788	$1,220,111
6/17	$1,219,967	$1,302,349	$1,273,330	$1,229,214
7/17	$1,232,763	$1,329,129	$1,292,078	$1,242,206
8/17	$1,219,470	$1,333,198	$1,282,036	$1,228,351
9/17	$1,256,291	$1,360,699	$1,317,560	$1,266,356
10/17	$1,277,787	$1,392,452	$1,339,546	$1,288,075
11/17	$1,319,219	$1,435,158	$1,384,618	$1,330,329
12/17	$1,331,604	$1,451,115	$1,397,491	$1,343,011
1/18	$1,394,736	$1,534,197	$1,450,101	$1,407,922
2/18	$1,345,820	$1,477,651	$1,390,202	$1,359,445
3/18	$1,337,401	$1,440,099	$1,391,064	$1,351,283
4/18	$1,325,823	$1,445,625	$1,388,946	$1,339,789
5/18	$1,350,040	$1,480,438	$1,420,472	$1,364,280
6/18	$1,355,296	$1,489,550	$1,430,278	$1,369,672
7/18	$1,393,181	$1,544,982	$1,465,912	$1,408,640
8/18	$1,452,094	$1,595,326	$1,511,445	$1,468,124
9/18	$1,444,207	$1,604,406	$1,501,759	$1,460,155
10/18	$1,314,785	$1,494,745	$1,376,986	$1,329,854
11/18	$1,351,487	$1,525,205	$1,410,831	$1,367,660
12/18	$1,209,138	$1,387,493	$1,270,904	$1,223,594
1/19	$1,342,291	$1,498,681	$1,408,000	$1,358,515
2/19	$1,411,044	$1,546,801	$1,468,479	$1,429,061
3/19	$1,407,246	$1,576,858	$1,481,066	$1,426,312
4/19	$1,471,131	$1,640,704	$1,537,423	$1,491,768
5/19	$1,371,008	$1,536,441	$1,443,079	$1,389,463
6/19	$1,476,558	$1,644,723	$1,542,200	$1,497,107
7/19	$1,500,919	$1,668,361	$1,564,221	$1,522,379
8/19	$1,437,590	$1,641,934	$1,519,668	$1,458,438
9/19	$1,463,045	$1,672,655	$1,549,595	$1,483,994
10/19	$1,484,698	$1,708,885	$1,565,890	$1,506,147
11/19	$1,556,127	$1,770,915	$1,621,853	$1,579,322
12/19	$1,584,659	$1,824,365	$1,659,063	$1,608,637
1/20	$1,565,913	$1,823,650	$1,645,764	$1,589,692
2/20	$1,435,204	$1,673,528	$1,502,811	$1,456,127
3/20	$1,188,650	$1,466,826	$1,209,934	$1,201,733
4/20	$1,354,683	$1,654,864	$1,383,702	$1,370,786
5/20	$1,465,013	$1,733,682	$1,480,976	$1,482,882
6/20	$1,495,918	$1,768,160	$1,507,657	$1,515,054
7/20	$1,581,959	$1,867,858	$1,596,187	$1,602,154
8/20	$1,643,209	$2,002,121	$1,652,308	$1,665,204
9/20	$1,622,785	$1,926,047	$1,620,139	$1,644,200
10/20	$1,649,790	$1,874,826	$1,630,468	$1,672,025
11/20	$1,870,444	$2,080,052	$1,855,832	$1,898,445
12/20	$1,964,981	$2,160,026	$1,942,777	$1,995,708
1/21	$1,968,348	$2,138,219	$1,937,639	$1,999,517
2/21	$2,069,166	$2,197,180	$2,045,549	$2,103,241
3/21	$2,116,146	$2,293,407	$2,100,900	$2,152,312
4/21	$2,218,604	$2,415,803	$2,207,972	$2,256,576
5/21	$2,225,380	$2,432,676	$2,225,692	$2,263,886
6/21	$2,242,908	$2,489,466	$2,258,451	$2,282,255
7/21	$2,272,339	$2,548,603	$2,275,826	$2,313,423
8/21	$2,334,060	$2,626,095	$2,333,683	$2,377,414
9/21	$2,231,003	$2,503,956	$2,237,538	$2,271,792
10/21	$2,358,408	$2,679,388	$2,370,626	$2,403,250
11/21	$2,291,592	$2,660,823	$2,288,081	$2,335,157
12/21	$2,381,890	$2,780,070	$2,381,535	$2,427,954
1/22	$2,186,166	$2,636,210	$2,206,085	$2,228,515
2/22	$2,163,448	$2,557,278	$2,190,220	$2,205,329
3/22	$2,186,166	$2,652,229	$2,246,307	$2,229,913
4/22	$2,003,257	$2,420,949	$2,073,265	$2,042,345
5/22	$1,997,432	$2,425,391	$2,074,917	$2,035,410
6/22	$1,820,349	$2,225,190	$1,867,824	$1,853,812
7/22	$1,999,180	$2,430,362	$2,052,205	$2,037,037
8/22	$1,933,356	$2,331,248	$1,987,822	$1,969,372
9/22	$1,763,262	$2,116,543	$1,803,590	$1,795,725
10/22	$1,913,550	$2,287,901	$1,963,664	$1,950,950
11/22	$2,031,218	$2,415,758	$2,081,674	$2,071,445
12/22	$1,927,552	$2,276,576	$1,969,169	$1,964,787
1/23	$2,094,015	$2,419,622	$2,132,695	$2,135,412
2/23	$2,047,546	$2,360,586	$2,080,968	$2,088,108
3/23	$2,012,842	$2,447,253	$2,049,034	$2,050,766
4/23	$1,987,549	$2,485,450	$2,038,212	$2,025,617
5/23	$1,935,787	$2,496,254	$1,981,263	$1,972,923
6/23	$2,100,485	$2,661,194	$2,146,588	$2,141,346
7/23	$2,169,305	$2,746,685	$2,231,739	$2,211,600
8/23	$2,085,191	$2,702,954	$2,154,333	$2,125,078
9/23	$1,973,432	$2,574,083	$2,046,101	$2,011,314
10/23	$1,858,144	$2,519,959	$1,943,899	$1,894,775
11/23	$2,047,546	$2,750,095	$2,142,776	$2,089,532
12/23	$2,221,054	$2,875,033	$2,308,402	$2,267,635
1/24	$2,187,762	$2,923,346	$2,275,532	$2,234,001
2/24	$2,313,202	$3,079,440	$2,402,664	$2,363,045
3/24	$2,406,538	$3,178,520	$2,506,909	$2,459,569
4/24	$2,260,885	$3,048,694	$2,371,490	$2,310,362
5/24	$2,319,147	$3,199,863	$2,439,127	$2,370,776
6/24	$2,301,311	$3,314,681	$2,422,971	$2,353,221
7/24	$2,420,212	$3,355,028	$2,537,164	$2,475,008
8/24	$2,462,421	$3,436,410	$2,588,573	$2,518,056
9/24	$2,518,194	$3,256,781	$2,491,711	$2,576,325

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class I	27.61%	11.46%	10.90%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	14.14%
Russell Midcap® Index	29.33%	11.28%	10.77%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference2	28.09%	11.65%	11.18%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	Index is composed of mid-size companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from 1,000 largest publicly traded U.S. companies excluding BDCs and approximately the 200 largest publicly traded U.S. companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$477,263,392
# of Portfolio Holdings	627
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Energy	0.4%
Communication Services	3.5%
Materials	5.0%
Utilities	5.3%
Consumer Staples	6.5%
Real Estate	7.7%
Consumer Discretionary	9.3%
Health Care	11.1%
Financials	15.2%
Information Technology	15.3%
Industrials	20.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Autodesk, Inc.	0.6%
United Rentals, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Crown Castle, Inc.	0.5%
Trade Desk, Inc., Class A	0.5%
Fortinet, Inc.	0.5%
Allstate Corp.	0.5%
Dominion Energy, Inc.	0.5%
Fair Isaac Corp.	0.5%
Lennar Corp., Class A	0.5%
Total	5.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CMJIX-TSR-AR

Calvert US Mid-Cap Core Responsible Index Fund

Class R6 CMCRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component and cybersecurity software firm CrowdStrike Holdings, Inc. hurt returns as its stock price doubled on strong annual recurring revenue

↓ Not owning Index component Palantir Technologies, Inc. hurt returns as its stock price doubled on hot AI-driven demand for the firm’s “big data” software

↓ Not owning Index component Vistra Corp., an electricity generator, hurt returns as its stock price rose on strong demand and a successful business acquisition

↓ Among sectors, stock selections in industrials, and stock selections and overweight positions in information technology and health care hampered returns

↑ An overweight position in server hardware and software firm Super Micro Computer, Inc. appreciated on increasing AI-driven demand for its products

↑ An out-of-Index position in computer firm Dell Technologies, Inc. doubled in value on strong sales of servers for AI applications. Dell was sold by period-end

↑ Not owning Index component and medical device company DexCom, Inc. aided returns as lower-than-expected sales of its diabetes products depressed its stock price

↑ Among sectors, underweight positions in energy and real estate, and stock selections and an underweight position in materials helped Index-relative returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$4,987,500	$5,437,894	$5,323,512	$4,989,073
12/15	$4,853,974	$5,352,128	$5,180,834	$4,854,310
1/16	$4,522,850	$5,086,533	$4,841,380	$4,527,660
2/16	$4,593,088	$5,079,670	$4,896,103	$4,604,129
3/16	$4,949,297	$5,424,266	$5,297,124	$4,965,404
4/16	$5,006,993	$5,445,294	$5,353,120	$5,023,516
5/16	$5,094,791	$5,543,082	$5,440,910	$5,113,811
6/16	$5,077,231	$5,557,444	$5,465,691	$5,096,428
7/16	$5,300,489	$5,762,340	$5,715,231	$5,323,094
8/16	$5,320,557	$5,770,431	$5,700,954	$5,343,684
9/16	$5,345,642	$5,771,522	$5,712,472	$5,369,553
10/16	$5,197,640	$5,666,242	$5,531,199	$5,221,536
11/16	$5,533,781	$5,876,091	$5,829,489	$5,561,284
12/16	$5,588,270	$5,992,239	$5,895,702	$5,617,593
1/17	$5,757,069	$6,105,890	$6,037,978	$5,789,948
2/17	$5,941,213	$6,348,330	$6,208,837	$5,981,674
3/17	$5,954,001	$6,355,735	$6,199,132	$5,991,544
4/17	$6,005,152	$6,421,008	$6,246,883	$6,044,928
5/17	$6,058,861	$6,511,370	$6,303,940	$6,100,556
6/17	$6,099,782	$6,552,011	$6,366,648	$6,146,070
7/17	$6,163,721	$6,686,737	$6,460,388	$6,211,032
8/17	$6,097,225	$6,707,207	$6,410,180	$6,141,756
9/17	$6,281,369	$6,845,564	$6,587,800	$6,331,779
10/17	$6,388,786	$7,005,308	$6,697,730	$6,440,373
11/17	$6,595,949	$7,220,160	$6,923,091	$6,651,644
12/17	$6,657,919	$7,300,438	$6,987,454	$6,715,057
1/18	$6,973,584	$7,718,417	$7,250,503	$7,039,612
2/18	$6,728,943	$7,433,938	$6,951,008	$6,797,223
3/18	$6,686,855	$7,245,018	$6,955,319	$6,756,415
4/18	$6,628,983	$7,272,817	$6,944,732	$6,698,945
5/18	$6,749,988	$7,447,961	$7,102,362	$6,821,402
6/18	$6,776,293	$7,493,803	$7,151,390	$6,848,362
7/18	$6,965,693	$7,772,674	$7,329,559	$7,043,198
8/18	$7,260,314	$8,025,949	$7,557,223	$7,340,621
9/18	$7,220,856	$8,071,632	$7,508,793	$7,300,774
10/18	$6,573,741	$7,519,935	$6,884,930	$6,649,271
11/18	$6,757,251	$7,673,179	$7,054,153	$6,838,300
12/18	$6,045,534	$6,980,361	$6,354,522	$6,117,972
1/19	$6,711,246	$7,539,738	$7,039,999	$6,792,575
2/19	$7,054,927	$7,781,826	$7,342,393	$7,145,306
3/19	$7,035,984	$7,933,040	$7,405,332	$7,131,559
4/19	$7,355,310	$8,254,246	$7,687,114	$7,458,842
5/19	$6,854,672	$7,729,704	$7,215,393	$6,947,313
6/19	$7,382,371	$8,274,465	$7,711,001	$7,485,533
7/19	$7,504,148	$8,393,386	$7,821,106	$7,611,895
8/19	$7,187,528	$8,260,432	$7,598,339	$7,292,188
9/19	$7,314,717	$8,414,989	$7,747,977	$7,419,971
10/19	$7,422,963	$8,597,255	$7,829,449	$7,530,733
11/19	$7,780,175	$8,909,326	$8,109,266	$7,896,611
12/19	$7,922,664	$9,178,227	$8,295,315	$8,043,186
1/20	$7,828,904	$9,174,629	$8,228,820	$7,948,462
2/20	$7,175,347	$8,419,381	$7,514,054	$7,280,633
3/20	$5,942,687	$7,379,479	$6,049,669	$6,008,666
4/20	$6,772,733	$8,325,482	$6,918,509	$6,853,930
5/20	$7,324,259	$8,722,009	$7,404,878	$7,414,411
6/20	$7,478,686	$8,895,465	$7,538,283	$7,575,268
7/20	$7,908,876	$9,397,037	$7,980,934	$8,010,769
8/20	$8,214,972	$10,072,501	$8,261,539	$8,326,018
9/20	$8,112,940	$9,689,779	$8,100,696	$8,220,998
10/20	$8,248,064	$9,432,091	$8,152,339	$8,360,125
11/20	$9,351,115	$10,464,566	$9,279,159	$9,492,227
12/20	$9,823,914	$10,866,909	$9,713,886	$9,978,542
1/21	$9,840,900	$10,757,199	$9,688,196	$9,997,584
2/21	$10,344,836	$11,053,828	$10,227,746	$10,516,204
3/21	$10,579,817	$11,537,938	$10,504,499	$10,761,560
4/21	$11,092,246	$12,153,703	$11,039,862	$11,282,880
5/21	$11,126,219	$12,238,589	$11,128,461	$11,319,430
6/21	$11,213,983	$12,524,296	$11,292,255	$11,411,274
7/21	$11,361,200	$12,821,810	$11,379,130	$11,567,113
8/21	$11,669,790	$13,211,665	$11,668,417	$11,887,068
9/21	$11,154,530	$12,597,194	$11,187,691	$11,358,958
10/21	$11,791,528	$13,479,776	$11,853,130	$12,016,248
11/21	$11,457,458	$13,386,375	$11,440,403	$11,675,785
12/21	$11,908,928	$13,986,300	$11,907,676	$12,139,770
1/22	$10,930,352	$13,262,551	$11,030,426	$11,142,574
2/22	$10,816,767	$12,865,451	$10,951,098	$11,026,647
3/22	$10,927,439	$13,343,139	$11,231,536	$11,149,563
4/22	$10,015,848	$12,179,593	$10,366,327	$10,211,726
5/22	$9,986,724	$12,201,938	$10,374,587	$10,177,052
6/22	$9,101,345	$11,194,744	$9,339,122	$9,269,060
7/22	$9,998,374	$12,226,949	$10,261,024	$10,185,183
8/22	$9,666,357	$11,728,311	$9,939,108	$9,846,861
9/22	$8,818,840	$10,648,150	$9,017,951	$8,978,624
10/22	$9,570,247	$11,510,238	$9,818,322	$9,754,748
11/22	$10,158,558	$12,153,477	$10,408,371	$10,357,227
12/22	$9,639,395	$11,453,260	$9,845,847	$9,823,934
1/23	$10,473,120	$12,172,914	$10,663,475	$10,677,062
2/23	$10,240,384	$11,875,907	$10,404,838	$10,440,541
3/23	$10,066,568	$12,311,922	$10,245,170	$10,253,830
4/23	$9,942,835	$12,504,092	$10,191,061	$10,128,085
5/23	$9,683,585	$12,558,443	$9,906,315	$9,864,616
6/23	$10,505,526	$13,388,246	$10,732,939	$10,706,731
7/23	$10,853,157	$13,818,343	$11,158,694	$11,058,001
8/23	$10,428,930	$13,598,333	$10,771,665	$10,625,389
9/23	$9,869,185	$12,949,993	$10,230,504	$10,056,570
10/23	$9,294,710	$12,677,700	$9,719,495	$9,473,874
11/23	$10,243,330	$13,835,496	$10,713,880	$10,447,660
12/23	$11,110,030	$14,464,051	$11,542,010	$11,338,174
1/24	$10,943,185	$14,707,109	$11,377,660	$11,170,007
2/24	$11,571,830	$15,492,404	$12,013,318	$11,815,223
3/24	$12,042,569	$15,990,865	$12,534,543	$12,297,846
4/24	$11,312,626	$15,337,726	$11,857,451	$11,551,808
5/24	$11,604,603	$16,098,242	$12,195,637	$11,853,879
6/24	$11,515,222	$16,675,880	$12,114,853	$11,766,106
7/24	$12,111,094	$16,878,865	$12,685,822	$12,375,039
8/24	$12,319,649	$17,288,291	$12,942,866	$12,590,278
9/24	$12,602,688	$16,283,905	$12,458,556	$12,881,623

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class R6	27.70%	11.48%	10.91%
S&P 500®IndexFootnote Reference2	36.35%	15.96%	14.14%
Russell Midcap® Index	29.33%	11.28%	10.77%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference3	28.09%	11.65%	11.18%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/22 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[3]	Index is composed of mid-size companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from 1,000 largest publicly traded U.S. companies excluding BDCs and approximately the 200 largest publicly traded U.S. companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$477,263,392
# of Portfolio Holdings	627
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Energy	0.4%
Communication Services	3.5%
Materials	5.0%
Utilities	5.3%
Consumer Staples	6.5%
Real Estate	7.7%
Consumer Discretionary	9.3%
Health Care	11.1%
Financials	15.2%
Information Technology	15.3%
Industrials	20.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Autodesk, Inc.	0.6%
United Rentals, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Crown Castle, Inc.	0.5%
Trade Desk, Inc., Class A	0.5%
Fortinet, Inc.	0.5%
Allstate Corp.	0.5%
Dominion Energy, Inc.	0.5%
Fair Isaac Corp.	0.5%
Lennar Corp., Class A	0.5%
Total	5.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CMCRX-TSR-AR

(b)	Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Miles D. Harper III, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2023 and September 30, 2024 by its principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	9/30/23	%*	9/30/24	%*
Audit Fees	$122,600	0%	$129,600	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$122,600	0%	$129,600	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/23		Fiscal Year ended 9/30/24
$	%*	$	%*
$0	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
US Large-Cap Growth Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
US Large-Cap Growth Responsible Index Fund

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Schedule of Investments

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(1)	2,135	$ 853,146
Curtiss-Wright Corp.	850	279,386
General Electric Co.	22,394	4,223,061
HEICO Corp.	2,840	742,603
Hexcel Corp.	3,492	215,910
Moog, Inc., Class A	406	82,020
Woodward, Inc.	1,562	267,899
		$ 6,664,025
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	336	$37,084
Expeditors International of Washington, Inc.	2,956	388,419
GXO Logistics, Inc.(1)	2,500	130,175
United Parcel Service, Inc., Class B	903	123,115
		$678,793
Automobile Components — 0.0%(2)
Autoliv, Inc.	1,295	$120,914
Modine Manufacturing Co.(1)	1,568	208,215
		$329,129
Automobiles — 2.2%
Tesla, Inc.(1)	58,282	$15,248,320
		$15,248,320
Banks — 0.0%(2)
First Citizens Bancshares, Inc., Class A	80	$147,276
		$147,276
Beverages — 1.2%
Celsius Holdings, Inc.(1)	4,669	$146,420
Coca-Cola Co.	52,793	3,793,705
Coca-Cola Consolidated, Inc.	189	248,800
Keurig Dr. Pepper, Inc.	2,941	110,229
Monster Beverage Corp.(1)	21,781	1,136,315
PepsiCo, Inc.	16,512	2,807,865
		$8,243,334
Biotechnology — 3.2%
AbbVie, Inc.	37,525	$7,410,437
Alnylam Pharmaceuticals, Inc.(1)	2,878	791,536
Amgen, Inc.	11,428	3,682,216
Apellis Pharmaceuticals, Inc.(1)	3,072	88,597
Biogen, Inc.(1)	2,363	458,044
BioMarin Pharmaceutical, Inc.(1)	4,346	305,480
Bridgebio Pharma, Inc.(1)	5,988	152,455
Exact Sciences Corp.(1)(3)	2,627	178,951
Exelixis, Inc.(1)	8,005	207,730
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	26,586	$ 2,228,970
Halozyme Therapeutics, Inc.(1)	3,520	201,485
Incyte Corp.(1)	3,120	206,232
Ionis Pharmaceuticals, Inc.(1)	2,131	85,368
Moderna, Inc.(1)	7,404	494,809
Neurocrine Biosciences, Inc.(1)	2,491	287,013
Regeneron Pharmaceuticals, Inc.(1)	2,324	2,443,082
Sarepta Therapeutics, Inc.(1)	2,061	257,398
United Therapeutics Corp.(1)	723	259,087
Vertex Pharmaceuticals, Inc.(1)	5,577	2,593,751
		$22,332,641
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	173,764	$32,377,446
Etsy, Inc.(1)	3,474	192,911
Macy's, Inc.	9,366	146,953
Ollie's Bargain Outlet Holdings, Inc.(1)	1,389	135,011
		$32,852,321
Building Products — 1.3%
A.O. Smith Corp.	2,985	$268,143
AAON, Inc.	1,968	212,229
Advanced Drainage Systems, Inc.	2,119	333,022
Allegion PLC	1,990	290,023
Armstrong World Industries, Inc.	1,038	136,424
AZEK Co., Inc.(1)	3,933	184,065
Carlisle Cos., Inc.	2,772	1,246,707
Carrier Global Corp.	22,725	1,829,135
Fortune Brands Innovations, Inc.	611	54,703
Johnson Controls International PLC	7,761	602,331
Lennox International, Inc.	891	538,422
Masco Corp.	3,769	316,370
Owens Corning	2,110	372,457
Simpson Manufacturing Co., Inc.	1,455	278,298
Trane Technologies PLC	6,125	2,380,971
Trex Co., Inc.(1)	3,198	212,923
UFP Industries, Inc.	250	32,803
Zurn Elkay Water Solutions Corp., Class C	2,528	90,856
		$9,379,882
Capital Markets — 2.3%
Ameriprise Financial, Inc.	485	$227,858
Ares Management Corp., Class A	3,479	542,167
BlackRock, Inc.	89	84,506
Blackstone, Inc.	12,945	1,982,268
Blue Owl Capital, Inc.	14,479	280,313
Carlyle Group, Inc.	2,472	106,444
Cboe Global Markets, Inc.	1,199	245,639
Charles Schwab Corp.	19,813	1,284,080
Coinbase Global, Inc., Class A(1)	3,687	656,913
Evercore, Inc., Class A	763	193,298

1
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Capital Markets (continued)
FactSet Research Systems, Inc.	943	$ 433,639
Hamilton Lane, Inc., Class A	924	155,592
Houlihan Lokey, Inc.	1,349	213,169
Interactive Brokers Group, Inc., Class A	1,639	228,411
Intercontinental Exchange, Inc.	4,612	740,872
Jefferies Financial Group, Inc.	894	55,026
KKR & Co., Inc.	4,402	574,813
LPL Financial Holdings, Inc.	1,809	420,828
MarketAxess Holdings, Inc.	751	192,406
Moody's Corp.	3,637	1,726,084
Morningstar, Inc.	814	259,764
MSCI, Inc.	1,777	1,035,867
Nasdaq, Inc.	4,282	312,629
S&P Global, Inc.	7,027	3,630,289
SEI Investments Co.	2,034	140,732
TPG, Inc.	2,128	122,488
Tradeweb Markets, Inc., Class A	3,085	381,522
		$16,227,617
Chemicals — 1.5%
Air Products and Chemicals, Inc.	1,900	$565,706
Arcadium Lithium PLC(1)(3)	26,364	75,137
Ashland, Inc.	653	56,791
Axalta Coating Systems Ltd.(1)	6,382	230,965
Balchem Corp.	1,266	222,816
Cabot Corp.	276	30,849
Ecolab, Inc.	6,051	1,545,002
Element Solutions, Inc.	8,976	243,788
International Flavors & Fragrances, Inc.	1,843	193,386
Linde PLC	9,518	4,538,754
PPG Industries, Inc.	2,327	308,234
Sherwin-Williams Co.	6,363	2,428,566
		$10,439,994
Commercial Services & Supplies — 1.0%
Brink's Co.	1,133	$131,020
Casella Waste Systems, Inc., Class A(1)	1,730	172,118
Cintas Corp.	7,260	1,494,689
Clean Harbors, Inc.(1)	1,176	284,251
Copart, Inc.(1)	20,536	1,076,086
MSA Safety, Inc.	626	111,015
Republic Services, Inc.	3,131	628,830
Rollins, Inc.	8,136	411,519
Stericycle, Inc.(1)	1,588	96,868
Tetra Tech, Inc.	6,330	298,523
Veralto Corp.	5,655	632,568
Waste Management, Inc.	7,424	1,541,222
		$6,878,709
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	5,705	$2,189,693
Security	Shares	Value
Communications Equipment (continued)
Ciena Corp.(1)	4,349	$ 267,855
Cisco Systems, Inc.	10,816	575,628
F5, Inc.(1)	1,183	260,497
Juniper Networks, Inc.	7,593	295,975
Motorola Solutions, Inc.	3,723	1,673,972
		$ 5,263,620
Construction & Engineering — 0.4%
AECOM	1,466	$ 151,394
API Group Corp.(1)	6,659	219,880
Comfort Systems USA, Inc.	906	353,657
Dycom Industries, Inc.(1)	544	107,223
EMCOR Group, Inc.	1,044	449,473
MasTec, Inc.(1)	814	100,203
Quanta Services, Inc.	3,322	990,454
Valmont Industries, Inc.	483	140,046
WillScot Holdings Corp.(1)	5,704	214,471
		$2,726,801
Construction Materials — 0.5%
CRH PLC	24,035	$2,229,006
Vulcan Materials Co.	6,134	1,536,138
		$3,765,144
Consumer Finance — 0.3%
American Express Co.	6,998	$1,897,858
Credit Acceptance Corp.(1)	191	84,693
FirstCash Holdings, Inc.	565	64,862
SoFi Technologies, Inc.(1)(3)	24,863	195,423
		$2,242,836
Consumer Staples Distribution & Retail — 1.0%
BJ's Wholesale Club Holdings, Inc.(1)	967	$79,758
Casey's General Stores, Inc.	662	248,720
Costco Wholesale Corp.	6,535	5,793,408
Dollar Tree, Inc.(1)	2,488	174,956
Sprouts Farmers Market, Inc.(1)	1,633	180,300
Walmart, Inc.	10,840	875,330
		$7,352,472
Containers & Packaging — 0.2%
AptarGroup, Inc.	1,062	$170,122
Avery Dennison Corp.	1,734	382,798
Ball Corp.	7,432	504,707
Crown Holdings, Inc.	914	87,634
Packaging Corp. of America	646	139,148
		$1,284,409
Distributors — 0.1%
Genuine Parts Co.	407	$56,850

2
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Distributors (continued)
Pool Corp.	918	$ 345,902
		$ 402,752
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	1,724	$ 241,584
Duolingo, Inc.(1)	893	251,844
H&R Block, Inc.	1,765	112,166
Service Corp. International	1,049	82,797
		$ 688,391
Electric Utilities — 0.2%
Constellation Energy Corp.	3,004	$781,100
Eversource Energy	612	41,647
NextEra Energy, Inc.	5,833	493,063
		$1,315,810
Electrical Equipment — 1.5%
Acuity Brands, Inc.	749	$206,267
AMETEK, Inc.	6,157	1,057,218
Atkore, Inc.	1,102	93,383
Eaton Corp. PLC	10,584	3,507,961
Emerson Electric Co.	15,487	1,693,813
GE Vernova, Inc.(1)	2,916	743,522
Hubbell, Inc.	1,440	616,824
NEXTracker, Inc., Class A(1)	5,041	188,937
nVent Electric PLC	5,475	384,674
Regal Rexnord Corp.	581	96,376
Rockwell Automation, Inc.	2,230	598,666
Sensata Technologies Holding PLC	2,550	91,443
Vertiv Holdings Co., Class A	10,719	1,066,433
		$10,345,517
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	32,419	$2,112,422
Badger Meter, Inc.	1,103	240,906
CDW Corp.	1,938	438,569
Cognex Corp.	6,347	257,053
Coherent Corp.(1)	2,358	209,650
Corning, Inc.	13,761	621,309
Insight Enterprises, Inc.(1)(3)	170	36,616
Itron, Inc.(1)	512	54,687
Keysight Technologies, Inc.(1)	4,946	786,068
Littelfuse, Inc.	574	152,254
Novanta, Inc.(1)	1,380	246,910
Teledyne Technologies, Inc.(1)	607	265,660
Trimble, Inc.(1)	6,880	427,179
Vontier Corp.	2,877	97,070
Zebra Technologies Corp., Class A(1)	1,244	460,678
		$6,407,031
Security	Shares	Value
Entertainment — 1.9%
Electronic Arts, Inc.	5,738	$ 823,059
Liberty Media Corp.-Liberty Formula One, Class A(1)	5,502	393,558
Liberty Media Corp.-Liberty Live, Class A(1)	1,971	97,584
Live Nation Entertainment, Inc.(1)	3,619	396,244
Netflix, Inc.(1)	9,322	6,611,815
ROBLOX Corp., Class A(1)	8,930	395,242
Roku, Inc.(1)	1,992	148,723
Take-Two Interactive Software, Inc.(1)	1,206	185,374
Walt Disney Co.	40,741	3,918,877
Warner Music Group Corp., Class A	3,885	121,600
		$13,092,076
Financial Services — 3.7%
Affirm Holdings, Inc.(1)	5,934	$242,226
Apollo Global Management, Inc.	6,408	800,423
Block, Inc., Class A(1)	12,721	853,961
Equitable Holdings, Inc.	7,102	298,497
Euronet Worldwide, Inc.(1)	1,075	106,672
Fidelity National Information Services, Inc.	12,314	1,031,297
Fiserv, Inc.(1)	12,714	2,284,070
Jack Henry & Associates, Inc.	1,792	316,360
Mastercard, Inc., Class A	18,051	8,913,584
PayPal Holdings, Inc.(1)	3,337	260,386
PennyMac Financial Services, Inc.	629	71,687
Shift4 Payments, Inc., Class A(1)(3)	2,187	193,768
Toast, Inc., Class A(1)	9,571	270,955
Visa, Inc., Class A	35,767	9,834,137
WEX, Inc.(1)	1,024	214,764
		$25,692,787
Food Products — 0.3%
Flowers Foods, Inc.	4,223	$97,425
Freshpet, Inc.(1)	1,426	195,034
Hershey Co.	2,691	516,080
Ingredion, Inc.	180	24,737
Kellanova	402	32,446
Lamb Weston Holdings, Inc.	3,594	232,676
Lancaster Colony Corp.	462	81,575
McCormick & Co., Inc.	2,211	181,965
Mondelez International, Inc., Class A	7,958	586,266
		$1,948,204
Ground Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	1,314	$226,442
Knight-Swift Transportation Holdings, Inc.	2,577	139,029
Landstar System, Inc.	796	150,340
Lyft, Inc., Class A(1)	8,751	111,575
Old Dominion Freight Line, Inc.	4,854	964,199
Saia, Inc.(1)	756	330,569
Uber Technologies, Inc.(1)	43,823	3,293,737

3
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Ground Transportation (continued)
Union Pacific Corp.	8,507	$ 2,096,805
XPO, Inc.(1)	2,839	305,221
		$ 7,617,917
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	20,995	$ 2,393,640
Align Technology, Inc.(1)	1,712	435,396
Baxter International, Inc.	3,191	121,162
Becton Dickinson & Co.	6,193	1,493,132
Boston Scientific Corp.(1)	31,778	2,662,997
Cooper Cos., Inc.(1)	4,728	521,688
DENTSPLY SIRONA, Inc.	2,290	61,967
DexCom, Inc.(1)	9,058	607,248
Edwards Lifesciences Corp.(1)	13,189	870,342
GE HealthCare Technologies, Inc.	5,723	537,104
Glaukos Corp.(1)	305	39,735
Globus Medical, Inc., Class A(1)	2,858	204,461
Hologic, Inc.(1)	5,741	467,662
IDEXX Laboratories, Inc.(1)	1,800	909,396
Inspire Medical Systems, Inc.(1)	738	155,755
Insulet Corp.(1)	1,587	369,374
Intuitive Surgical, Inc.(1)	7,492	3,680,595
Masimo Corp.(1)	1,127	150,263
Medtronic PLC	7,243	652,087
Merit Medical Systems, Inc.(1)	1,392	137,571
Penumbra, Inc.(1)	1,126	218,793
ResMed, Inc.	3,245	792,170
STERIS PLC	2,330	565,118
Stryker Corp.	7,734	2,793,985
Teleflex, Inc.	996	246,331
Zimmer Biomet Holdings, Inc.	2,235	241,268
		$21,329,240
Health Care Providers & Services — 1.6%
Chemed Corp.	371	$222,960
Cigna Group	1,111	384,895
DaVita, Inc.(1)	458	75,080
Elevance Health, Inc.	566	294,320
Encompass Health Corp.	1,223	118,191
Ensign Group, Inc.	1,082	155,613
HealthEquity, Inc.(1)	2,844	232,781
Henry Schein, Inc.(1)	868	63,277
Labcorp Holdings, Inc.	1,477	330,080
Molina Healthcare, Inc.(1)	345	118,873
Option Care Health, Inc.(1)	3,969	124,230
UnitedHealth Group, Inc.	15,215	8,895,906
		$11,016,206
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,690	$319,438
Healthcare Realty Trust, Inc.	3,108	56,410
Security	Shares	Value
Health Care REITs (continued)
Ventas, Inc.	1,999	$ 128,196
Welltower, Inc.	10,011	1,281,708
		$ 1,785,752
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	4,567	$ 198,984
Veeva Systems, Inc., Class A(1)	3,306	693,830
		$ 892,814
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	16,194	$285,014
Ryman Hospitality Properties, Inc.	1,444	154,855
		$439,869
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(1)	9,690	$1,228,789
Booking Holdings, Inc.	747	3,146,454
Cava Group, Inc.(1)	2,129	263,677
Chipotle Mexican Grill, Inc.(1)	39,150	2,255,823
Choice Hotels International, Inc.	1,223	159,357
Darden Restaurants, Inc.	1,490	244,554
Domino's Pizza, Inc.	1,028	442,184
Hilton Worldwide Holdings, Inc.	5,599	1,290,570
Hyatt Hotels Corp., Class A	1,068	162,550
Marriott International, Inc., Class A	5,287	1,314,348
Planet Fitness, Inc., Class A(1)	2,901	235,619
Starbucks Corp.	28,260	2,755,067
Texas Roadhouse, Inc.	2,325	410,595
Vail Resorts, Inc.	666	116,077
Wingstop, Inc.	927	385,706
Wyndham Hotels & Resorts, Inc.	1,537	120,101
Yum! Brands, Inc.	8,064	1,126,621
		$15,658,092
Household Durables — 0.2%
D.R. Horton, Inc.	545	$103,970
Installed Building Products, Inc.	651	160,322
Mohawk Industries, Inc.(1)	203	32,618
NVR, Inc.(1)	68	667,202
PulteGroup, Inc.	917	131,617
Tempur Sealy International, Inc.	4,093	223,478
TopBuild Corp.(1)	737	299,819
		$1,619,026
Household Products — 1.0%
Church & Dwight Co., Inc.	4,187	$438,463
Clorox Co.	2,742	446,699
Colgate-Palmolive Co.	12,643	1,312,470
Kimberly-Clark Corp.	2,484	353,423

4
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Household Products (continued)
Procter & Gamble Co.	26,309	$ 4,556,719
		$ 7,107,774
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp.	12,138	$ 243,488
		$ 243,488
Industrial REITs — 0.0%(2)
Americold Realty Trust, Inc.	1,826	$ 51,621
ProLogis, Inc.	1,357	171,362
		$222,983
Insurance — 1.2%
Allstate Corp.	4,526	$858,356
Aon PLC, Class A	3,806	1,316,838
Arthur J. Gallagher & Co.	4,883	1,373,930
Brown & Brown, Inc.	4,568	473,245
Hanover Insurance Group, Inc.	243	35,991
Kinsale Capital Group, Inc.	498	231,854
Marsh & McLennan Cos., Inc.	8,084	1,803,459
MetLife, Inc.	4,941	407,534
Primerica, Inc.	332	88,030
Progressive Corp.	4,798	1,217,540
Ryan Specialty Holdings, Inc.	3,279	217,693
W.R. Berkley Corp.	1,633	92,640
Willis Towers Watson PLC	1,159	341,360
		$8,458,470
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A	206,182	$34,195,284
Pinterest, Inc., Class A(1)	14,713	476,260
Snap, Inc., Class A(1)	8,810	94,267
ZoomInfo Technologies, Inc.(1)	11,168	115,254
		$34,881,065
IT Services — 1.2%
Accenture PLC, Class A	11,193	$3,956,502
Akamai Technologies, Inc.(1)	2,749	277,511
Amdocs Ltd.	1,089	95,266
Cloudflare, Inc., Class A(1)	7,330	592,924
Cognizant Technology Solutions Corp., Class A	2,132	164,548
EPAM Systems, Inc.(1)	1,385	275,656
Gartner, Inc.(1)	1,696	859,465
MongoDB, Inc.(1)	1,624	439,048
Okta, Inc.(1)	3,559	264,576
Snowflake, Inc., Class A(1)	6,895	791,960
Twilio, Inc., Class A(1)	2,649	172,768
VeriSign, Inc.(1)	2,295	435,958
		$8,326,182
Security	Shares	Value
Leisure Products — 0.0%(2)
Mattel, Inc.(1)	4,499	$ 85,706
		$ 85,706
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	6,332	$ 940,175
Avantor, Inc.(1)	14,861	384,454
Bio-Techne Corp.	3,820	305,333
Bruker Corp.	2,462	170,026
Charles River Laboratories International, Inc.(1)	810	159,546
Danaher Corp.	10,128	2,815,786
Illumina, Inc.(1)	1,567	204,352
IQVIA Holdings, Inc.(1)	3,965	939,586
Medpace Holdings, Inc.(1)	746	249,015
Mettler-Toledo International, Inc.(1)	460	689,862
Repligen Corp.(1)	1,233	183,495
Revvity, Inc.	2,780	355,145
Thermo Fisher Scientific, Inc.	7,492	4,634,326
Waters Corp.(1)	1,403	504,926
West Pharmaceutical Services, Inc.	1,610	483,258
		$13,019,285
Machinery — 2.3%
Allison Transmission Holdings, Inc.	1,253	$120,376
Caterpillar, Inc.	8,534	3,337,818
Chart Industries, Inc.(1)(3)	1,289	160,016
Cummins, Inc.	561	181,646
Deere & Co.	481	200,736
Donaldson Co., Inc.	3,221	237,388
Dover Corp.	1,657	317,713
ESAB Corp.	1,228	130,549
Federal Signal Corp.	1,809	169,069
Flowserve Corp.	1,409	72,831
Fortive Corp.	4,643	366,472
Franklin Electric Co., Inc.	957	100,313
Graco, Inc.	5,188	454,002
IDEX Corp.	1,603	343,843
Illinois Tool Works, Inc.	7,168	1,878,518
Ingersoll Rand, Inc.	11,038	1,083,490
ITT, Inc.	2,357	352,395
Lincoln Electric Holdings, Inc.	1,628	312,608
Middleby Corp.(1)	869	120,904
Mueller Industries, Inc.	2,214	164,057
Nordson Corp.	1,165	305,964
Otis Worldwide Corp.	10,211	1,061,331
PACCAR, Inc.	3,693	364,425
Parker-Hannifin Corp.	2,371	1,498,045
Pentair PLC	2,811	274,888
Snap-on, Inc.	411	119,071
SPX Technologies, Inc.(1)	1,584	252,585
Timken Co.	340	28,659

5
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Machinery (continued)
Toro Co.	2,701	$ 234,258
Watts Water Technologies, Inc., Class A	751	155,600
Westinghouse Air Brake Technologies Corp.	3,490	634,377
Xylem, Inc.	5,463	737,669
		$ 15,771,616
Media — 0.2%
Liberty Broadband Corp., Class C(1)	1,000	$ 77,290
New York Times Co., Class A	3,554	197,851
Trade Desk, Inc., Class A(1)	10,049	1,101,873
		$1,377,014
Metals & Mining — 0.1%
ATI, Inc.(1)	4,781	$319,897
Nucor Corp.	1,165	175,146
Reliance, Inc.	543	157,041
Steel Dynamics, Inc.	2,499	315,074
		$967,158
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(2)
Annaly Capital Management, Inc.(3)	11,935	$239,535
		$239,535
Office REITs — 0.0%(2)
COPT Defense Properties	1,812	$54,958
		$54,958
Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp.	9,198	$474,065
		$474,065
Paper & Forest Products — 0.0%(2)
Louisiana-Pacific Corp.	1,366	$146,790
		$146,790
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	4,121	$186,310
American Airlines Group, Inc.(1)(3)	17,615	197,993
		$384,303
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	3,532	$214,463
Coty, Inc., Class A(1)	16,123	151,395
e.l.f. Beauty, Inc.(1)	1,266	138,032
Estee Lauder Cos., Inc., Class A	4,926	491,073
Kenvue, Inc.	17,817	412,107
		$1,407,070
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	43,252	$2,237,858
Security	Shares	Value
Pharmaceuticals (continued)
Catalent, Inc.(1)	4,126	$ 249,912
Elanco Animal Health, Inc.(1)	8,846	129,948
Eli Lilly & Co.	17,481	15,487,117
Jazz Pharmaceuticals PLC(1)	1,448	161,322
Merck & Co., Inc.	53,815	6,111,231
Royalty Pharma PLC, Class A	3,459	97,855
Zoetis, Inc.	9,723	1,899,680
		$ 26,374,923
Professional Services — 0.9%
Automatic Data Processing, Inc.	4,781	$1,323,046
Booz Allen Hamilton Holding Corp.	2,654	431,965
Broadridge Financial Solutions, Inc.	2,261	486,183
Dayforce, Inc.(1)(3)	3,651	223,624
Equifax, Inc.	2,881	846,611
ExlService Holdings, Inc.(1)	5,274	201,203
Exponent, Inc.	1,365	157,357
FTI Consulting, Inc.(1)	785	178,635
Maximus, Inc.	556	51,797
Parsons Corp.(1)	1,125	116,640
Paychex, Inc.	4,267	572,589
Paycom Software, Inc.	1,040	173,233
Paylocity Holding Corp.(1)	1,291	212,976
Robert Half, Inc.	549	37,008
SS&C Technologies Holdings, Inc.	2,621	194,504
TransUnion	3,753	392,939
TriNet Group, Inc.	828	80,291
Verisk Analytics, Inc.	3,465	928,481
		$6,609,082
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	3,507	$436,551
CoStar Group, Inc.(1)	9,546	720,150
Zillow Group, Inc., Class C(1)	762	48,654
		$1,205,355
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	1,809	$129,054
Sun Communities, Inc.	1,659	224,214
UDR, Inc.	1,222	55,405
		$408,673
Retail REITs — 0.0%(2)
Federal Realty Investment Trust	338	$38,860
Simon Property Group, Inc.	307	51,889
		$90,749
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc.(1)	35,095	$5,758,388
Allegro MicroSystems, Inc.(1)	4,079	95,041

6
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	9,832	$ 2,263,031
Applied Materials, Inc.	17,976	3,632,051
Broadcom, Inc.	94,178	16,245,705
Cirrus Logic, Inc.(1)	1,334	165,696
Enphase Energy, Inc.(1)	3,172	358,499
Entegris, Inc.	3,540	398,356
First Solar, Inc.(1)	2,288	570,719
KLA Corp.	2,973	2,302,321
Lam Research Corp.	2,859	2,333,173
Lattice Semiconductor Corp.(1)	3,741	198,535
Marvell Technology, Inc.	11,647	839,982
Microchip Technology, Inc.	11,814	948,546
Micron Technology, Inc.	4,830	500,919
MKS Instruments, Inc.	894	97,187
Monolithic Power Systems, Inc.	1,067	986,442
NVIDIA Corp.	427,010	51,856,094
ON Semiconductor Corp.(1)	9,984	724,938
Onto Innovation, Inc.(1)	1,311	272,111
Qorvo, Inc.(1)	1,494	154,330
QUALCOMM, Inc.	24,642	4,190,372
Rambus, Inc.(1)	3,303	139,453
Skyworks Solutions, Inc.	980	96,795
Teradyne, Inc.	3,686	493,666
Texas Instruments, Inc.	15,055	3,109,911
Universal Display Corp.	1,049	220,185
		$98,952,446
Software — 14.6%
Adobe, Inc.(1)	9,742	$5,044,213
Altair Engineering, Inc., Class A(1)	1,614	154,153
ANSYS, Inc.(1)	2,058	655,741
AppFolio, Inc., Class A(1)	620	145,948
AppLovin Corp., Class A(1)	3,873	505,620
Aspen Technology, Inc.(1)	131	31,285
Atlassian Corp., Class A(1)	853	135,465
Autodesk, Inc.(1)	4,745	1,307,153
Bill Holdings, Inc.(1)	3,153	166,352
Cadence Design Systems, Inc.(1)	6,132	1,661,956
CCC Intelligent Solutions Holdings, Inc.(1)	9,265	102,378
Clearwater Analytics Holdings, Inc., Class A(1)	4,099	103,500
Commvault Systems, Inc.(1)	1,067	164,158
Confluent, Inc., Class A(1)	6,307	128,537
CrowdStrike Holdings, Inc., Class A(1)	5,133	1,439,652
Datadog, Inc., Class A(1)	6,265	720,851
DocuSign, Inc.(1)	4,849	301,074
Dolby Laboratories, Inc., Class A	1,793	137,218
Dropbox, Inc., Class A(1)	6,605	167,965
Dynatrace, Inc.(1)	6,593	352,528
Elastic NV(1)	2,564	196,813
Fair Isaac Corp.(1)	539	1,047,557
Fortinet, Inc.(1)	13,935	1,080,659
Security	Shares	Value
Software (continued)
Gen Digital, Inc.	13,210	$ 362,350
Guidewire Software, Inc.(1)	1,090	199,405
HashiCorp, Inc., Class A(1)	2,213	74,932
HubSpot, Inc.(1)	1,145	608,682
Intuit, Inc.	5,950	3,694,950
Manhattan Associates, Inc.(1)	1,391	391,400
Microsoft Corp.	132,408	56,975,162
Oracle Corp.	34,875	5,942,700
Palo Alto Networks, Inc.(1)	6,152	2,102,754
PTC, Inc.(1)	2,696	487,059
Qualys, Inc.(1)	1,234	158,520
Roper Technologies, Inc.	1,571	874,167
Salesforce, Inc.	20,606	5,640,068
SentinelOne, Inc., Class A(1)	7,025	168,038
ServiceNow, Inc.(1)	4,471	3,998,818
Smartsheet, Inc., Class A(1)	3,228	178,702
SPS Commerce, Inc.(1)	1,085	210,674
Synopsys, Inc.(1)	3,395	1,719,194
Tenable Holdings, Inc.(1)	3,811	154,422
Tyler Technologies, Inc.(1)	1,028	600,064
Varonis Systems, Inc.(1)	1,174	66,331
Workday, Inc., Class A(1)	4,610	1,126,730
Zoom Video Communications, Inc., Class A(1)	5,066	353,303
Zscaler, Inc.(1)	2,322	396,923
		$102,236,124
Specialized REITs — 0.6%
American Tower Corp.	5,924	$1,377,686
CubeSmart	399	21,478
Equinix, Inc.	1,232	1,093,560
Iron Mountain, Inc.	6,525	775,366
Lamar Advertising Co., Class A	637	85,103
Public Storage	1,282	466,481
SBA Communications Corp.	2,422	582,975
		$4,402,649
Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A(1)	1,499	$209,710
AutoZone, Inc.(1)	363	1,143,465
Bath & Body Works, Inc.	1,230	39,262
Burlington Stores, Inc.(1)	1,290	339,889
Carvana Co.(1)	728	126,752
Chewy, Inc., Class A(1)	2,586	75,744
Dick's Sporting Goods, Inc.	802	167,377
Five Below, Inc.(1)	1,592	140,653
Floor & Decor Holdings, Inc., Class A(1)	2,521	313,033
GameStop Corp., Class A(1)	2,890	66,268
Home Depot, Inc.	14,537	5,890,392
Lowe's Cos., Inc.	6,279	1,700,667
O'Reilly Automotive, Inc.(1)	1,232	1,418,771
RH(1)	386	129,090

7
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Specialty Retail (continued)
Ross Stores, Inc.	6,169	$ 928,496
TJX Cos., Inc.	23,418	2,752,552
Tractor Supply Co.	1,915	557,131
Ulta Beauty, Inc.(1)	1,162	452,157
Williams-Sonoma, Inc.	2,369	367,006
		$ 16,818,415
Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc.	272,231	$ 63,429,823
Dell Technologies, Inc., Class C	6,128	726,413
NetApp, Inc.	2,798	345,581
Pure Storage, Inc., Class A(1)	7,186	361,025
Seagate Technology Holdings PLC	1,821	199,454
Super Micro Computer, Inc.(1)	1,184	493,017
Western Digital Corp.(1)	3,203	218,733
		$65,774,046
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	945	$78,615
Crocs, Inc.(1)	1,608	232,854
Deckers Outdoor Corp.(1)	3,354	534,795
Levi Strauss & Co., Class A	5,364	116,935
lululemon Athletica, Inc.(1)	2,464	668,606
NIKE, Inc., Class B	23,242	2,054,593
Ralph Lauren Corp.	475	92,088
Skechers USA, Inc., Class A(1)	2,006	134,242
Tapestry, Inc.	867	40,732
		$3,953,460
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	1,073	$239,418
Beacon Roofing Supply, Inc.(1)	2,134	184,442
Core & Main, Inc., Class A(1)	4,719	209,524
Fastenal Co.	12,106	864,610
Ferguson Enterprises, Inc.	3,076	610,801
FTAI Aviation Ltd.	2,862	380,360
SiteOne Landscape Supply, Inc.(1)	1,025	154,683
United Rentals, Inc.	1,612	1,305,285
W.W. Grainger, Inc.	926	961,938
Watsco, Inc.	867	426,460
		$5,337,521
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	845	$123,573
		$123,573
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	3,799	$ 783,962
		$ 783,962
Total Common Stocks (identified cost $395,211,386)		$698,547,247

Rights — 0.0%(2)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(2)
Abiomed, Inc., CVR(1)(4)(5)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.0%(2)
Affiliated Fund — 0.0%(2)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(6)	75,741	$ 75,741
Total Affiliated Fund (identified cost $75,741)		$ 75,741
Securities Lending Collateral — 0.0%(2)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(7)	78,300	$ 78,300
Total Securities Lending Collateral (identified cost $78,300)		$ 78,300
Total Short-Term Investments (identified cost $154,041)		$ 154,041
Total Investments — 100.0% (identified cost $395,366,593)		$698,702,454
Other Assets, Less Liabilities — 0.0%(2)		$ 294,180
Net Assets — 100.0%		$698,996,634

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $1,553,028.

8
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of September 30, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$1,166

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
9
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $395,290,852) - including $1,553,028 of securities on loan	$698,626,713
Investments in securities of affiliated issuers, at value (identified cost $75,741)	75,741
Cash denominated in foreign currency, at value (cost $1,087)	1,223
Receivable for investments sold	1,427,724
Receivable for capital shares sold	700,202
Dividends receivable	216,480
Dividends receivable - affiliated	4,342
Securities lending income receivable	176
Receivable from affiliates	122,571
Directors' deferred compensation plan	51,932
Total assets	$701,227,104
Liabilities
Payable for line of credit	$1,400,000
Payable for capital shares redeemed	346,097
Deposits for securities loaned	78,300
Payable to affiliates:
Investment advisory fee	66,866
Administrative fee	66,995
Distribution and service fees	22,712
Sub-transfer agency fee	5,137
Directors' deferred compensation plan	51,932
Accrued expenses	192,431
Total liabilities	$2,230,470
Net Assets	$698,996,634
Sources of Net Assets
Paid-in capital	$394,722,400
Distributable earnings	304,274,234
Net Assets	$698,996,634
Class A Shares
Net Assets	$114,160,320
Shares Outstanding	1,739,925
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$65.61
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$68.88
Class I Shares
Net Assets	$483,729,276
Shares Outstanding	7,291,628
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$66.34
10
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class R6 Shares
Net Assets	$101,107,038
Shares Outstanding	1,526,996
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$66.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $84)	$5,443,902
Dividend income - affiliated issuers	52,078
Interest income	693
Securities lending income, net	5,485
Total investment income	$5,502,158
Expenses
Investment advisory fee	$735,766
Administrative fee	735,766
Distribution and service fees:
Class A	245,445
Directors' fees and expenses	37,367
Custodian fees	18,584
Transfer agency fees and expenses	486,974
Accounting fees	140,835
Professional fees	57,351
Registration fees	61,546
Reports to shareholders	31,577
Miscellaneous	39,887
Total expenses	$2,591,098
Waiver and/or reimbursement of expenses by affiliates	$(897,746)
Net expenses	$1,693,352
Net investment income	$3,808,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$19,695,637
Net realized gain	$19,695,637
Change in unrealized appreciation (depreciation):
Investment securities	$173,417,515
Foreign currency	62
Net change in unrealized appreciation (depreciation)	$173,417,577
Net realized and unrealized gain	$193,113,214
Net increase in net assets from operations	$196,922,020
12
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,808,806	$3,115,218
Net realized gain (loss)	19,695,637	(8,289,922)
Net change in unrealized appreciation (depreciation)	173,417,577	97,688,171
Net increase in net assets from operations	$196,922,020	$92,513,467
Distributions to shareholders:
Class A	$(323,132)	$(224,890)
Class I	(2,111,056)	(1,493,216)
Class R6	(540,421)	(316,925)
Total distributions to shareholders	$(2,974,609)	$(2,035,031)
Capital share transactions:
Class A	$5,155,077	$17,440,106
Class I	(5,625,263)	(9,640,339)
Class R6	15,575,329	45,649,488
Net increase in net assets from capital share transactions	$15,105,143	$53,449,255
Net increase in net assets	$209,052,554	$143,927,691
Net Assets
At beginning of year	$489,944,080	$346,016,389
At end of year	$698,996,634	$489,944,080
13
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$47.47	$38.18	$49.71	$39.77	$29.65
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.22	$0.16	$0.15	$0.19
Net realized and unrealized gain (loss)	18.10	9.20	(10.79)	10.49	10.39
Total income (loss) from operations	$18.33	$9.42	$(10.63)	$10.64	$10.58
Less Distributions
From net investment income	$(0.19)	$(0.13)	$(0.11)	$(0.15)	$(0.17)
From net realized gain	—	—	(0.79)	(0.55)	(0.29)
Total distributions	$(0.19)	$(0.13)	$(0.90)	$(0.70)	$(0.46)
Net asset value — End of year	$65.61	$47.47	$38.18	$49.71	$39.77
Total Return(2)	38.71%	24.73%	(21.87)%	27.06%	36.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$114,160	$77,895	$47,248	$50,963	$29,021
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.64%	0.66%	0.65%	0.66%	0.67%
Net expenses	0.49%(4)	0.49%(4)	0.49%(4)	0.49%	0.49%
Net investment income	0.41%	0.49%	0.35%	0.32%	0.56%
Portfolio Turnover	30%	23%	19%	25%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$47.97	$38.55	$50.15	$40.08	$29.88
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.33	$0.28	$0.27	$0.27
Net realized and unrealized gain (loss)	18.28	9.29	(10.87)	10.57	10.46
Total income (loss) from operations	$18.66	$9.62	$(10.59)	$10.84	$10.73
Less Distributions
From net investment income	$(0.29)	$(0.20)	$(0.22)	$(0.22)	$(0.24)
From net realized gain	—	—	(0.79)	(0.55)	(0.29)
Total distributions	$(0.29)	$(0.20)	$(1.01)	$(0.77)	$(0.53)
Net asset value — End of year	$66.34	$47.97	$38.55	$50.15	$40.08
Total Return(2)	39.04%	25.05%	(21.66)%	27.40%	36.42%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$483,729	$354,003	$297,905	$209,865	$112,304
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.39%	0.41%	0.40%	0.41%	0.42%
Net expenses	0.24%(4)	0.24%(4)	0.24%(4)	0.24%	0.24%
Net investment income	0.66%	0.74%	0.61%	0.57%	0.81%
Portfolio Turnover	30%	23%	19%	25%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,		Period Ended September 30, 2022(1)
	2024	2023
Net asset value — Beginning of period	$47.91	$38.55	$50.25
Income (Loss) From Operations
Net investment income(2)	$0.40	$0.35	$0.19
Net realized and unrealized gain (loss)	18.24	9.28	(11.89)
Total income (loss) from operations	$18.64	$9.63	$(11.70)
Less Distributions
From net investment income	$(0.34)	$(0.27)	$ —
Total distributions	$(0.34)	$(0.27)	$ —
Net asset value — End of period	$66.21	$47.91	$38.55
Total Return(3)	39.07%	25.09%	(23.28)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,107	$58,046	$864
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.36%	0.37%	0.40%(6)
Net expenses	0.21%(7)	0.21%(7)	0.21%(6)(7)
Net investment income	0.68%	0.76%	0.68%(6)
Portfolio Turnover	30%	23%	19%(4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$698,547,247(2)	$ —	$ —	$698,547,247
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	75,741	—	—	75,741
Securities Lending Collateral	78,300	—	—	78,300
Total Investments	$698,701,288	$ —	$1,166	$698,702,454

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Foreign Currency Translation— Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
D  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
18

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $735,766.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $1,627 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.21% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $896,119.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $735,766.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $245,445 for Class A shares.
The Fund was informed that EVD received $30,524 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $20,106 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $196,637,911 and $180,486,414, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$2,974,609	$2,035,031
During the year ended September 30, 2024, distributable earnings was decreased by $969,888 and paid-in capital was increased by $969,888 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds
19

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$2,779,937
Undistributed long-term capital gains	9,927,154
Net unrealized appreciation	291,567,143
Distributable earnings	$304,274,234
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$407,135,445
Gross unrealized appreciation	$298,217,003
Gross unrealized depreciation	(6,649,994)
Net unrealized appreciation	$291,567,009
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan was $1,553,028 and the total value of collateral received was $1,600,183, comprised of cash of $78,300 and U.S. government and/or agencies securities of $1,521,883.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$78,300	$ —	$ —	$ —	$78,300
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
20

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At September 30, 2024, the Fund had a balance outstanding pursuant to this line of credit of $1,400,000 at an annual interest rate of 8.00%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024.
Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
7  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $75,741, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,417,922	$77,538,328	$(78,880,509)	$ —	$ —	$75,741	$52,078	75,741
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	421,687	$23,486,823	1,119,019	$47,507,706
Reinvestment of distributions	5,514	291,788	4,071	164,856
Shares redeemed	(328,068)	(18,623,534)	(719,813)	(30,232,456)
Net increase	99,133	$5,155,077	403,277	$17,440,106
Class I
Shares sold	1,430,020	$81,709,904	2,580,713	$113,456,358
Reinvestment of distributions	39,101	2,088,367	36,046	1,472,104
Shares redeemed	(1,557,595)	(89,423,534)	(2,964,897)	(124,568,801)
Net decrease	(88,474)	$(5,625,263)	(348,138)	$(9,640,339)
21

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares sold	619,607	$34,175,839	1,406,930	$56,179,471
Reinvestment of distributions	10,141	540,421	7,772	316,925
Shares redeemed	(314,373)	(19,140,931)	(225,496)	(10,846,908)
Net increase	315,375	$15,575,329	1,189,206	$45,649,488
22

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Responsible Index Series, Inc. and Shareholders of Calvert US Large-Cap Growth Responsible Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Growth Responsible Index Fund (the "Fund") (one of the funds constituting Calvert Responsible Index Series, Inc.), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
23

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $5,303,415, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $10,686,455 or, if subsequently determined to be different, the net capital gain of such year.
24

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Growth Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe for the one-year period ended December 31, 2023, while it had outperformed the median of its peer universe for the three- and five-year periods ended December 31, 2023.  This data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the
26

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval — continued

respective median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

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CGJAX-NCSR 9.30.24

Calvert
International Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
International Responsible Index Fund

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments

Common Stocks — 99.4%

Security	Shares	Value
Australia — 5.6%
ANZ Group Holdings Ltd.	180,474	$ 3,792,827
APA Group	83,617	447,496
ASX Ltd.	12,187	537,509
BlueScope Steel Ltd.	64,170	979,550
Brambles Ltd.	102,800	1,349,330
CAR Group Ltd.	24,284	628,139
Cochlear Ltd.	4,040	786,185
Coles Group Ltd.	98,905	1,233,000
Commonwealth Bank of Australia	92,218	8,601,707
Computershare Ltd.	33,451	583,147
CSL Ltd.	31,199	6,162,850
Endeavour Group Ltd.	92,526	319,968
Fortescue Ltd.(1)	212,685	2,999,833
Goodman Group	112,870	2,879,202
Insurance Australia Group Ltd.	135,051	686,336
Macquarie Group Ltd.	21,057	3,369,364
Medibank Pvt Ltd.	169,618	427,938
National Australia Bank Ltd.	179,970	4,659,478
NEXTDC Ltd.(2)	35,571	428,965
Orica Ltd.	32,711	417,849
Pilbara Minerals Ltd.(1)(2)	379,956	854,627
Pro Medicus Ltd.	3,214	395,594
Qantas Airways Ltd.(2)	56,530	288,557
QBE Insurance Group Ltd.	90,738	1,036,095
Ramsay Health Care Ltd.	12,004	344,560
REA Group Ltd.	3,413	472,296
Reece Ltd.(1)	13,514	265,024
Scentre Group	306,402	770,262
Seven Group Holdings Ltd.	11,736	346,593
Sonic Healthcare Ltd.	28,021	527,038
South32 Ltd.	650,955	1,669,642
Stockland	140,481	506,694
Suncorp Group Ltd.	74,479	930,039
Telstra Group Ltd.	254,495	681,163
Transurban Group	196,937	1,779,342
Vicinity Ltd.	215,492	328,330
Wesfarmers Ltd.	67,176	3,262,124
Westpac Banking Corp.	202,332	4,421,460
WiseTech Global Ltd.(1)	11,064	1,047,721
Woolworths Group Ltd.	85,313	1,960,429
		$63,178,263
Austria — 0.3%
ANDRITZ AG	4,246	$300,883
BAWAG Group AG(3)	3,368	260,942
Erste Group Bank AG	16,028	878,309
OMV AG	20,613	881,827
Verbund AG	3,096	256,157
Security	Shares	Value
Austria (continued)
voestalpine AG	14,344	$ 372,719
		$ 2,950,837
Belgium — 0.8%
Ackermans & van Haaren NV	1,308	$ 277,812
Ageas SA	7,568	403,821
Anheuser-Busch InBev SA	51,177	3,391,355
Azelis Group NV(1)	7,925	173,638
Colruyt Group NV	3,100	144,320
D'ieteren Group	906	191,848
Elia Group SA	1,495	170,863
Groupe Bruxelles Lambert NV	4,992	388,998
KBC Group NV	12,087	961,617
Liberty Global Ltd., Class A(2)	22,806	481,434
Sofina SA	788	222,694
Syensqo SA	3,282	290,844
UCB SA	6,421	1,159,099
Umicore SA	10,753	139,554
Warehouses De Pauw CVA	8,082	215,666
		$8,613,563
Canada — 9.8%
Agnico Eagle Mines Ltd.	45,081	$3,631,613
Alimentation Couche-Tard, Inc.	54,237	2,998,485
AltaGas Ltd.(1)	45,884	1,135,862
Bank of Montreal	44,176	3,986,276
Bank of Nova Scotia(1)	75,812	4,130,716
BCE, Inc.(1)	20,902	726,690
Brookfield Asset Management Ltd., Class A	21,507	1,016,790
Brookfield Corp.	76,864	4,082,326
CAE, Inc.(1)(2)	25,036	470,009
Cameco Corp.	62,264	2,974,511
Canadian Imperial Bank of Commerce(1)	57,315	3,515,733
Canadian National Railway Co.	42,468	4,972,943
Canadian Pacific Kansas City Ltd.	64,653	5,529,530
Canadian Tire Corp. Ltd., Class A(1)	3,361	402,813
CCL Industries, Inc., Class B	10,684	651,333
Celestica, Inc.(2)	7,627	389,908
CGI, Inc.(2)	13,344	1,535,431
Constellation Software, Inc.	1,325	4,310,695
Descartes Systems Group, Inc.(2)	5,698	586,336
Dollarama, Inc.	17,240	1,766,002
Element Fleet Management Corp.(1)	27,674	588,491
Emera, Inc.(1)	19,211	756,963
Empire Co. Ltd., Class A	11,152	340,798
FirstService Corp.	2,767	505,566
Fortis, Inc.	31,815	1,445,548
George Weston Ltd.	3,990	669,696
GFL Environmental, Inc.(1)	16,040	639,845
Gildan Activewear, Inc.	9,372	441,141
Great-West Lifeco, Inc.	17,651	601,918

1
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Canada (continued)
Hydro One Ltd.(3)	19,532	$ 677,038
iA Financial Corp., Inc.	6,754	559,816
IGM Financial, Inc.(1)	4,844	145,343
Intact Financial Corp.	10,716	2,057,707
Loblaw Cos. Ltd.	11,027	1,468,256
Lundin Mining Corp.	99,241	1,039,776
Magna International, Inc.(1)	19,414	796,751
Manulife Financial Corp.	111,837	3,305,205
Metro, Inc.	17,357	1,097,157
National Bank of Canada(1)	21,338	2,015,391
Nutrien Ltd.(1)	35,974	1,728,678
Open Text Corp.	18,636	620,350
Power Corp. of Canada(1)	35,341	1,114,753
RB Global, Inc.(1)	13,182	1,060,934
Rogers Communications, Inc., Class B	24,741	994,799
Royal Bank of Canada	76,680	9,570,471
Saputo, Inc.	17,192	371,056
Shopify, Inc., Class A(2)	72,429	5,804,460
Stantec, Inc.	7,224	580,933
Sun Life Financial, Inc.	35,901	2,082,468
Teck Resources Ltd., Class B(1)	56,348	2,943,120
TELUS Corp.	31,329	525,605
TFI International, Inc.	5,742	786,503
Thomson Reuters Corp.	9,365	1,597,406
TMX Group Ltd.	17,677	554,052
Toromont Industries Ltd.	6,349	619,760
Toronto-Dominion Bank	103,462	6,542,253
Waste Connections, Inc.	16,554	2,959,022
West Fraser Timber Co. Ltd.	3,117	303,691
WSP Global, Inc.	7,833	1,391,632
		$110,118,354
Denmark — 2.7%
AP Moller - Maersk AS, Class B	359	$604,120
Carlsberg AS, Class B	5,390	641,823
Coloplast AS, Class B	6,785	884,394
Danske Bank AS	33,525	1,008,389
Demant AS(2)	4,371	170,168
DSV AS	8,872	1,825,946
Genmab AS(2)	3,409	826,457
GN Store Nord AS(2)	6,527	145,448
Jyske Bank AS	1,791	139,395
Novo Nordisk AS, Class B	166,930	19,799,821
Novonesis (Novozymes), Class B	19,929	1,434,797
Orsted AS(2)(3)	9,621	637,222
Pandora AS	4,098	675,424
Rockwool AS, Class B	398	186,843
Tryg AS	18,644	442,138
Vestas Wind Systems AS(2)	56,193	1,236,453
		$30,658,838
Security	Shares	Value
Finland — 0.9%
Elisa OYJ	6,281	$ 332,984
Fortum OYJ(1)	23,984	394,663
Kesko OYJ, Class B	18,070	385,516
Kone OYJ, Class B	17,107	1,023,366
Metso OYJ(1)	34,987	374,095
Neste OYJ(1)	60,717	1,179,613
Nokia OYJ	268,018	1,170,212
Nordea Bank Abp	165,237	1,949,753
Orion OYJ, Class B	6,550	358,900
Sampo OYJ, Class A	20,706	965,735
Stora Enso OYJ, Class R	33,759	431,915
UPM-Kymmene OYJ	29,412	984,549
Valmet OYJ(1)	7,840	251,479
Wartsila OYJ Abp	24,526	548,810
		$10,351,590
France — 8.8%
Accor SA	10,017	$435,438
Air Liquide SA	35,988	6,949,642
Alstom SA(2)	21,480	446,286
Amundi SA(3)	4,060	303,472
Arkema SA	3,932	374,518
AXA SA	91,829	3,535,124
BioMerieux	2,430	291,234
BNP Paribas SA	52,892	3,629,536
Bouygues SA	11,747	393,185
Bureau Veritas SA	19,890	659,882
Capgemini SE	9,207	1,987,796
Carrefour SA	33,800	576,338
Cie de Saint-Gobain SA	41,664	3,799,859
Cie Generale des Etablissements Michelin SCA	41,596	1,689,350
Covivio SA	2,495	151,836
Credit Agricole SA	63,423	969,920
Danone SA	40,346	2,938,780
Dassault Systemes SE	38,802	1,541,245
Edenred SE	15,482	586,390
Eiffage SA	3,806	367,528
Elis SA	12,454	259,904
Engie SA	104,256	1,802,814
EssilorLuxottica SA	17,987	4,261,555
Eurazeo SE	1,825	150,129
Eurofins Scientific SE(1)	8,492	538,402
Gecina SA	2,588	297,981
Getlink SE	19,320	344,604
Hermes International SCA	1,748	4,304,193
Ipsen SA	1,880	231,579
Kering SA	3,566	1,026,480
Klepierre SA	11,318	370,845
Legrand SA	15,639	1,801,703
L'Oreal SA	12,154	5,451,514
LVMH Moet Hennessy Louis Vuitton SE	13,172	10,101,284

2
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
France (continued)
Neoen SA(3)	6,297	$ 273,152
Nexans SA	1,893	277,862
Orange SA	103,819	1,189,028
Pernod Ricard SA	13,014	1,968,919
Publicis Groupe SA	14,082	1,541,081
Renault SA	11,932	518,718
Rexel SA	14,220	412,190
Safran SA	21,394	5,034,496
Sanofi SA	66,011	7,600,451
Sartorius Stedim Biotech	1,493	312,602
Schneider Electric SE	33,391	8,802,123
SCOR SE	7,381	165,114
SEB SA	1,385	158,092
Societe Generale SA	41,008	1,021,888
Sodexo SA	4,875	399,774
Sopra Steria Group	871	183,145
SPIE SA	6,201	237,121
Teleperformance SE	3,016	312,006
Thales SA	5,951	945,799
Unibail-Rodamco-Westfield(2)	5,990	524,620
Veolia Environnement SA	38,296	1,260,829
Verallia SA(3)	4,023	117,744
Vinci SA	26,394	3,085,367
Vivendi SE	38,208	441,998
		$99,354,465
Germany — 7.0%
adidas AG	8,226	$2,179,778
Allianz SE	20,694	6,806,648
Bayerische Motoren Werke AG	20,762	1,836,118
Bechtle AG	4,581	204,917
Beiersdorf AG	4,879	734,386
BioNTech SE ADR(2)	3,476	412,845
Brenntag SE	8,619	643,343
Carl Zeiss Meditec AG	1,767	140,184
Commerzbank AG	54,404	1,003,451
Continental AG	6,015	389,795
Covestro AG(2)(3)	11,397	710,267
CTS Eventim AG & Co. KGaA	3,411	355,172
Daimler Truck Holding AG	30,433	1,142,678
Delivery Hero SE(2)(3)	9,429	381,587
Deutsche Boerse AG	9,716	2,281,011
Deutsche Lufthansa AG	32,660	239,214
Deutsche Post AG	57,804	2,578,443
Deutsche Telekom AG	183,592	5,391,955
E.ON SE	124,117	1,848,342
Evonik Industries AG	13,617	318,765
Fraport AG Frankfurt Airport Services Worldwide(2)	1,989	110,975
GEA Group AG	9,201	451,277
Hannover Rueck SE	3,264	931,739
Heidelberg Materials AG	18,782	2,046,107
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA	14,956	$ 1,271,443
Infineon Technologies AG	76,242	2,676,696
KION Group AG	3,562	140,645
Knorr-Bremse AG	3,492	311,154
LEG Immobilien SE	3,735	391,030
Mercedes-Benz Group AG	47,881	3,102,648
Merck KGaA	7,571	1,336,513
MTU Aero Engines AG	3,234	1,010,715
Muenchener Rueckversicherungs-Gesellschaft AG	6,973	3,842,430
Nemetschek SE	3,775	392,373
Puma SE	4,756	198,877
Qiagen NV(2)	13,139	598,744
SAP SE	57,799	13,220,510
Scout24 SE(3)	4,026	346,630
Siemens AG	45,757	9,257,000
Siemens Energy AG(2)	34,213	1,263,139
Siemens Healthineers AG(3)	15,464	928,778
Symrise AG	8,191	1,133,548
Talanx AG	3,112	262,325
Volkswagen AG	12,637	1,414,050
Vonovia SE	44,254	1,615,560
Zalando SE(2)(3)	11,463	378,874
		$78,232,679
Hong Kong — 1.5%
AIA Group Ltd.	621,783	$5,429,942
BOC Hong Kong Holdings Ltd.	191,350	606,246
Chow Tai Fook Jewellery Group Ltd.(1)	128,000	141,933
CK Infrastructure Holdings Ltd.	31,500	214,292
CLP Holdings Ltd.	110,500	966,036
ESR Group Ltd.(3)	133,400	212,063
Hang Seng Bank Ltd.	41,079	511,112
Henderson Land Development Co. Ltd.	71,355	225,963
HKT Trust & HKT Ltd.	172,000	219,840
Hong Kong Exchanges & Clearing Ltd.	67,999	2,777,783
Hongkong Land Holdings Ltd.	62,000	227,812
Lenovo Group Ltd.	488,000	654,181
Link REIT	141,600	705,913
MTR Corp. Ltd.	103,876	388,308
Sino Land Co. Ltd.	178,000	194,392
Sun Hung Kai Properties Ltd.	83,801	907,971
Swire Pacific Ltd., Class A	24,393	208,007
Techtronic Industries Co. Ltd.	79,993	1,194,169
WH Group Ltd.(3)	535,041	421,398
Wharf Holdings Ltd.	63,779	181,100
Wharf Real Estate Investment Co. Ltd.	88,000	307,325
		$16,695,786
Ireland — 1.2%
AIB Group PLC	107,057	$613,256
Bank of Ireland Group PLC	59,693	666,622

3
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Ireland (continued)
DCC PLC	15,346	$ 1,047,661
Experian PLC	63,126	3,324,822
Glanbia PLC	12,266	216,011
ICON PLC(2)	5,584	1,604,339
James Hardie Industries PLC, CDI(2)	64,290	2,554,732
Kerry Group PLC, Class A	11,077	1,147,889
Kingspan Group PLC	22,340	2,095,248
		$ 13,270,580
Israel — 0.6%
Bank Hapoalim BM	79,259	$794,421
Bank Leumi Le-Israel BM	92,871	909,479
Check Point Software Technologies Ltd.(2)	6,366	1,227,428
CyberArk Software Ltd.(2)	3,011	878,038
Mizrahi Tefahot Bank Ltd.	10,489	409,938
Monday.com Ltd.(2)	2,723	756,368
Nice Ltd.(2)	4,619	803,062
Nova Ltd.(2)	2,048	426,680
Wix.com Ltd.(2)	3,514	587,435
		$6,792,849
Italy — 2.1%
A2A SpA	77,405	$178,803
Amplifon SpA	8,729	251,226
Banca Generali SpA	3,139	140,807
Banca Mediolanum SpA	12,598	159,129
Banca Monte dei Paschi di Siena SpA	53,164	307,255
Banco BPM SpA	68,872	465,330
BPER Banca SpA	62,930	354,562
Brunello Cucinelli SpA	1,844	199,078
De' Longhi SpA	3,828	118,049
DiaSorin SpA	1,327	155,161
Enel SpA	482,307	3,852,570
FinecoBank Banca Fineco SpA	35,236	604,718
Generali	60,178	1,741,712
Hera SpA	48,247	192,528
Infrastrutture Wireless Italiane SpA(3)	24,796	304,976
Interpump Group SpA	4,690	219,095
Intesa Sanpaolo SpA	868,928	3,719,615
Mediobanca Banca di Credito Finanziario SpA	36,129	617,314
Moncler SpA	13,054	829,929
Nexi SpA(1)(2)(3)	39,465	268,133
Poste Italiane SpA(3)	24,116	338,664
PRADA SpA	34,400	263,081
Prysmian SpA	21,080	1,533,749
Recordati Industria Chimica e Farmaceutica SpA	5,927	335,387
Reply SpA	1,162	175,229
Snam SpA	122,821	625,618
Telecom Italia SpA(1)(2)	1,017,503	282,896
Terna - Rete Elettrica Nazionale(1)	93,716	844,084
UniCredit SpA	88,014	3,863,955
Security	Shares	Value
Italy (continued)
Unipol Gruppo SpA	23,330	$ 277,675
		$ 23,220,328
Japan — 16.8%
Advantest Corp.	45,400	$ 2,135,218
Aeon Co. Ltd.	33,379	906,583
AGC, Inc.	28,155	913,635
Aisin Corp.(1)	25,800	286,679
Ajinomoto Co., Inc.	30,808	1,192,329
ANA Holdings, Inc.	9,256	198,201
Asahi Group Holdings Ltd.	98,700	1,293,657
Asics Corp.	33,600	705,873
Astellas Pharma, Inc.(1)	108,171	1,250,171
Bandai Namco Holdings, Inc.	31,325	714,779
Bridgestone Corp.	34,900	1,347,763
Canon, Inc.	61,768	2,034,346
Capcom Co. Ltd.	19,000	443,159
Central Japan Railway Co.	48,035	1,109,131
Chiba Bank Ltd.	26,800	217,839
Chugai Pharmaceutical Co. Ltd.	39,056	1,893,087
Concordia Financial Group Ltd.(1)	62,900	351,105
Dai Nippon Printing Co. Ltd.	31,058	554,548
Daifuku Co. Ltd.	18,100	350,376
Dai-ichi Life Holdings, Inc.	49,494	1,284,239
Daiichi Sankyo Co. Ltd.	102,439	3,383,799
Daikin Industries Ltd.	15,600	2,189,632
Daito Trust Construction Co. Ltd.	3,600	438,501
Daiwa House Industry Co. Ltd.	30,692	966,061
Daiwa Securities Group, Inc.(1)	62,800	445,419
Denso Corp.	113,588	1,707,385
Dentsu Group, Inc.	13,500	416,096
Disco Corp.	6,000	1,580,566
East Japan Railway Co.	57,678	1,144,676
Ebara Corp.	27,500	450,749
Eisai Co. Ltd.	14,425	537,691
FANUC Corp.	63,855	1,875,447
Fast Retailing Co. Ltd.	9,726	3,227,059
Fuji Electric Co. Ltd.	8,500	515,042
FUJIFILM Holdings Corp.	65,500	1,695,594
Fujitsu Ltd.	104,280	2,143,935
Hankyu Hanshin Holdings, Inc.	14,200	438,660
Hikari Tsushin, Inc.	900	200,448
Hitachi Construction Machinery Co. Ltd.(1)	5,500	134,805
HOYA Corp.	21,387	2,962,175
Hulic Co. Ltd.	19,900	202,572
Isetan Mitsukoshi Holdings Ltd.(1)	15,100	237,047
Isuzu Motors Ltd.	39,000	531,771
ITOCHU Corp.	64,400	3,470,841
Japan Airlines Co. Ltd.	7,300	127,674
Japan Exchange Group, Inc.	58,000	753,786
Japan Post Bank Co. Ltd.	73,800	692,779

4
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Japan (continued)
Kajima Corp.	22,000	$ 412,350
Kao Corp.	25,563	1,263,492
Kawasaki Heavy Industries Ltd.(1)	8,800	360,704
KDDI Corp.	89,818	2,877,544
Keisei Electric Railway Co. Ltd.(1)	8,900	265,335
Keyence Corp.	12,200	5,846,996
Kikkoman Corp.	49,645	564,788
Kirin Holdings Co. Ltd.	49,900	760,469
Komatsu Ltd.	56,746	1,588,587
Kubota Corp.	60,294	860,904
Kyocera Corp.	79,700	931,470
Kyowa Kirin Co. Ltd.	12,806	225,984
LY Corp.	151,700	442,174
M3, Inc.	24,900	249,348
Makita Corp.	11,792	398,352
Marubeni Corp.	83,200	1,374,617
MatsukiyoCocokara & Co.	23,800	392,113
MEIJI Holdings Co. Ltd.	13,142	328,713
MINEBEA MITSUMI, Inc.	21,400	423,002
Mitsubishi Chemical Group Corp.	91,560	588,953
Mitsubishi Electric Corp.	119,607	1,940,137
Mitsubishi Estate Co. Ltd.	58,308	920,933
Mitsubishi HC Capital, Inc.	43,000	305,391
Mitsubishi Heavy Industries Ltd.	198,100	2,960,404
Mitsubishi UFJ Financial Group, Inc.(4)	636,857	6,539,625
Mitsui Chemicals, Inc.(1)	9,600	256,436
Mitsui Fudosan Co. Ltd.	141,300	1,331,449
Mizuho Financial Group, Inc.	132,058	2,729,748
MS&AD Insurance Group Holdings, Inc.	66,900	1,572,430
Murata Manufacturing Co. Ltd.	105,959	2,096,792
Nidec Corp.	47,360	997,074
Nintendo Co. Ltd.	64,390	3,441,733
Nippon Building Fund, Inc.	410	375,694
Nippon Paint Holdings Co. Ltd.	54,745	416,934
Nippon Telegraph & Telephone Corp.	1,908,600	1,956,667
Nissin Foods Holdings Co. Ltd.	13,497	377,164
Nitori Holdings Co. Ltd.	4,468	665,206
Nitto Denko Corp.	46,930	789,751
Nomura Holdings, Inc.	166,000	866,351
Nomura Research Institute Ltd.	25,300	938,925
NTT Data Group Corp.	38,235	688,142
Obayashi Corp.	39,100	498,277
Olympus Corp.	65,000	1,235,604
Omron Corp.	12,482	570,673
Ono Pharmaceutical Co. Ltd.	22,822	306,347
Oracle Corp. Japan	2,126	219,496
Oriental Land Co. Ltd.	62,485	1,616,323
ORIX Corp.	68,267	1,597,369
Osaka Gas Co. Ltd.	21,800	491,636
Otsuka Corp.	13,176	325,406
Otsuka Holdings Co. Ltd.	25,820	1,466,553
Security	Shares	Value
Japan (continued)
Panasonic Holdings Corp.	126,200	$ 1,108,636
Rakuten Group, Inc.(2)	80,400	518,774
Recruit Holdings Co. Ltd.	87,879	5,338,859
Renesas Electronics Corp.	99,000	1,436,753
Resona Holdings, Inc.	123,233	863,505
SBI Holdings, Inc.(1)	14,400	333,252
SCREEN Holdings Co. Ltd.	4,600	323,479
SCSK Corp.	8,000	165,873
SECOM Co. Ltd.	27,000	998,704
Seiko Epson Corp.	16,200	299,678
Sekisui Chemical Co. Ltd.	19,172	299,768
Sekisui House Ltd.	31,170	865,456
SG Holdings Co. Ltd.	15,600	167,316
Shimadzu Corp.	15,026	502,568
Shin-Etsu Chemical Co. Ltd.	108,485	4,533,630
Shionogi & Co. Ltd.	40,062	574,256
Shiseido Co. Ltd.	22,197	603,685
Shizuoka Financial Group, Inc.	24,800	216,313
SMC Corp.	3,732	1,669,027
SoftBank Corp.	1,687,000	2,202,530
SoftBank Group Corp.	58,990	3,499,064
Sompo Holdings, Inc.	47,211	1,064,173
Sony Group Corp.	368,500	7,159,064
Sumitomo Electric Industries Ltd.	46,473	754,614
Sumitomo Forestry Co. Ltd.	8,600	423,333
Sumitomo Mitsui Financial Group, Inc.	208,359	4,451,925
Sumitomo Mitsui Trust Holdings, Inc.	33,432	800,192
Suntory Beverage & Food Ltd.	8,300	312,528
Sysmex Corp.	26,178	518,161
T&D Holdings, Inc.	26,419	465,788
Takeda Pharmaceutical Co. Ltd.	93,952	2,707,093
TDK Corp.	116,210	1,484,505
Terumo Corp.	76,192	1,443,418
Toho Co. Ltd.	5,500	223,077
Tokio Marine Holdings, Inc.	95,200	3,510,446
Tokyo Electron Ltd.	26,878	4,793,305
Tokyo Gas Co. Ltd.	19,500	454,216
Tokyu Corp.(1)	28,932	374,667
TOPPAN Holdings, Inc.	14,500	431,553
Toray Industries, Inc.	88,250	521,188
Toyo Suisan Kaisha Ltd.	5,400	354,537
Toyota Industries Corp.	9,275	719,207
Toyota Motor Corp.	682,715	12,271,127
Trend Micro, Inc.	6,993	415,212
Unicharm Corp.	24,402	879,101
West Japan Railway Co.	25,220	478,962
Yakult Honsha Co. Ltd.(1)	14,572	337,470
Yamaha Motor Co. Ltd.	50,175	451,881
Yaskawa Electric Corp.	17,700	619,614
Yokogawa Electric Corp.	13,300	340,810
Zensho Holdings Co. Ltd.	6,300	349,057

5
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Japan (continued)
ZOZO, Inc.(1)	6,400	$ 232,509
		$ 188,167,352
Netherlands — 4.4%
Aalberts NV	5,731	$ 232,975
ABN AMRO Bank NV(3)	22,777	411,622
Adyen NV(2)(3)	1,644	2,573,877
Aegon Ltd.	66,078	424,427
AerCap Holdings NV	13,905	1,317,082
Akzo Nobel NV	10,741	758,756
Arcadis NV	3,414	236,717
Argenx SE(2)(5)	2,873	1,553,402
Argenx SE(2)(5)	475	256,828
ASM International NV	2,486	1,640,161
ASML Holding NV	21,099	17,551,411
ASR Nederland NV	6,938	340,117
BE Semiconductor Industries NV	4,086	521,131
Euronext NV(3)	4,974	539,913
Ferrovial SE	26,547	1,140,910
IMCD NV	3,640	632,322
ING Groep NV, Series N	158,207	2,870,350
JDE Peet's NV	6,901	144,111
Koninklijke Ahold Delhaize NV	54,632	1,888,547
Koninklijke KPN NV	188,863	771,369
Koninklijke Vopak NV	10,581	491,061
NN Group NV	13,281	662,670
NXP Semiconductors NV	13,806	3,313,578
Prosus NV	72,189	3,150,641
Randstad NV(1)	6,100	303,085
Stellantis NV	118,178	1,636,531
STMicroelectronics NV(1)(5)	13,134	392,238
STMicroelectronics NV(1)(5)	18,622	555,592
Universal Music Group NV	43,521	1,138,562
Wolters Kluwer NV	13,700	2,310,801
		$49,760,787
New Zealand — 0.2%
Auckland International Airport Ltd.	78,614	$372,887
Fisher & Paykel Healthcare Corp. Ltd.	26,716	592,190
Meridian Energy Ltd.	60,330	227,457
Xero Ltd.(2)	6,564	678,494
		$1,871,028
Norway — 0.6%
DNB Bank ASA	58,102	$1,191,500
Gjensidige Forsikring ASA	12,137	227,005
Kongsberg Gruppen ASA	6,833	667,443
Mowi ASA	34,904	626,993
Norsk Hydro ASA	185,681	1,199,501
Orkla ASA	62,474	589,219
Salmar ASA	5,001	262,356
Security	Shares	Value
Norway (continued)
Schibsted ASA, Class A	11,091	$ 357,415
Storebrand ASA	27,289	299,460
Telenor ASA	45,605	582,618
Yara International ASA	11,885	375,486
		$ 6,378,996
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	543,542	$ 245,282
EDP SA	209,385	954,961
Jeronimo Martins SGPS SA	19,321	379,672
		$1,579,915
Singapore — 1.1%
CapitaLand Ascendas REIT	177,800	$393,717
CapitaLand Integrated Commercial Trust	253,800	417,166
CapitaLand Investment Ltd.	128,100	309,716
DBS Group Holdings Ltd.	100,071	2,963,534
Flex Ltd.(2)	20,684	691,466
Grab Holdings Ltd., Class A(2)	120,254	456,965
Oversea-Chinese Banking Corp. Ltd.	163,471	1,913,587
Sea Ltd. ADR(2)	19,518	1,840,157
Singapore Airlines Ltd.	89,956	474,869
Singapore Exchange Ltd.	35,800	317,215
Singapore Technologies Engineering Ltd.	94,000	339,504
Singapore Telecommunications Ltd.	387,412	974,113
United Overseas Bank Ltd.	65,159	1,626,497
		$12,718,506
South Korea — 3.3%
AMOREPACIFIC Corp.	1,559	$174,543
Doosan Enerbility Co. Ltd.(2)	24,719	338,285
Hana Financial Group, Inc.	15,371	689,726
HD Hyundai Electric Co. Ltd.	1,310	329,595
HMM Co. Ltd.	17,532	248,259
Hyundai Mobis Co. Ltd.	3,302	546,864
Hyundai Motor Co.	11,443	2,131,173
Kakao Corp.	18,710	515,545
KB Financial Group, Inc.	19,991	1,233,490
Kia Corp.	14,137	1,076,473
Krafton, Inc.(2)	1,857	483,084
KT Corp.	7,272	222,568
LG Chem Ltd.	3,542	961,397
LG Electronics, Inc.	6,427	511,751
LG Energy Solution Ltd.(2)	2,471	779,556
Meritz Financial Group, Inc.	4,337	320,740
Naver Corp.	8,644	1,113,392
POSCO Holdings, Inc.	10,038	2,946,859
Samsung Biologics Co. Ltd.(2)(3)	1,060	788,433
Samsung C&T Corp.	4,647	486,729
Samsung Electro-Mechanics Co. Ltd.	3,347	338,361
Samsung Electronics Co. Ltd.	297,193	13,890,437

6
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
South Korea (continued)
Samsung Heavy Industries Co. Ltd.(2)	40,584	$ 311,330
Samsung Life Insurance Co. Ltd.	4,125	294,608
Samsung SDS Co. Ltd.	2,354	277,205
Shinhan Financial Group Co. Ltd.	23,071	978,500
SK Hynix, Inc.	32,298	4,322,660
SK Square Co. Ltd.(2)	4,805	296,626
SK Telecom Co. Ltd.	5,827	248,144
Woori Financial Group, Inc.	32,388	382,346
		$37,238,679
Spain — 2.1%
Acciona SA	1,468	$208,275
Aena SME SA(3)	3,569	784,022
Amadeus IT Group SA	23,720	1,717,861
Banco Bilbao Vizcaya Argentaria SA	280,923	3,034,604
Banco de Sabadell SA	265,790	564,466
Banco Santander SA	747,270	3,828,907
Bankinter SA	23,595	208,295
CaixaBank SA	196,069	1,170,128
Cellnex Telecom SA(2)(3)	29,949	1,214,215
EDP Renovaveis SA	12,438	217,028
Endesa SA	18,503	404,231
Grifols SA(1)(2)	22,585	256,675
Iberdrola SA	307,374	4,751,733
Industria de Diseno Textil SA	53,631	3,176,371
International Consolidated Airlines Group SA	192,147	527,814
Mapfre SA(1)	63,000	167,775
Merlin Properties Socimi SA	23,269	294,956
Naturgy Energy Group SA	5,676	146,765
Redeia Corp. SA	17,781	345,681
Telefonica SA(1)	203,563	995,847
		$24,015,649
Sweden — 3.1%
AAK AB	12,128	$397,686
AddTech AB, Class B	15,456	463,356
Alfa Laval AB	16,819	808,590
Assa Abloy AB, Class B	57,568	1,939,460
Atlas Copco AB, Class A	229,132	4,440,670
Axfood AB	5,804	163,582
Beijer Ref AB	23,956	394,404
Boliden AB	40,758	1,383,282
Castellum AB(2)	19,997	293,170
Epiroc AB, Class A	58,344	1,263,699
EQT AB	16,376	562,154
Essity AB, Class B	31,088	970,402
Getinge AB, Class B	10,883	234,220
H & M Hennes & Mauritz AB, Class B(1)	29,152	496,505
Hexagon AB, Class B	115,727	1,246,503
Holmen AB, Class B	6,436	278,650
Husqvarna AB, Class B	19,098	133,776
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	12,183	$ 450,569
Indutrade AB	14,507	451,457
Investment AB Latour, Class B	5,932	185,334
Investor AB, Class B	89,369	2,754,013
L E Lundbergforetagen AB, Class B	4,524	259,084
Lifco AB, Class B	12,322	405,809
Nibe Industrier AB, Class B	84,300	462,020
Saab AB, Class B	20,088	428,086
Sagax AB, Class B	10,955	311,986
Sandvik AB	60,852	1,361,693
Skandinaviska Enskilda Banken AB, Class A	81,127	1,241,910
Skanska AB, Class B	17,772	370,462
SKF AB, Class B	19,064	379,733
Spotify Technology SA(2)	7,675	2,828,468
SSAB AB, Class A	116,016	607,470
Svenska Cellulosa AB SCA, Class B	37,124	541,240
Svenska Handelsbanken AB, Class A	73,012	749,975
Sweco AB, Class B	8,161	138,273
Swedbank AB, Class A	48,033	1,019,532
Swedish Orphan Biovitrum AB(2)	11,878	383,165
Tele2 AB, Class B	26,729	302,326
Telia Co. AB	108,966	352,397
Trelleborg AB, Class B	12,703	488,950
Volvo AB, Class B	97,889	2,589,378
		$34,533,439
Switzerland — 9.1%
ABB Ltd.	89,173	$5,173,425
Adecco Group AG	9,536	325,219
Alcon, Inc.	25,221	2,524,123
Avolta AG	4,955	209,723
Bachem Holding AG	1,448	122,068
Baloise Holding AG	2,120	433,527
Banque Cantonale Vaudoise	1,552	160,296
Barry Callebaut AG	180	333,259
Belimo Holding AG	579	413,353
BKW AG	797	144,527
Chocoladefabriken Lindt & Spruengli AG PC	111	1,431,891
Chubb Ltd.	18,781	5,416,253
Cie Financiere Richemont SA, Class A	23,850	3,787,481
Clariant AG	14,162	214,641
Coca-Cola HBC AG	11,049	393,922
DSM-Firmenich AG	9,408	1,298,372
Emmi AG	100	102,377
Flughafen Zurich AG	1,193	287,001
Garmin Ltd.	7,969	1,402,783
Geberit AG	4,272	2,788,787
Georg Fischer AG	3,626	274,458
Givaudan SA	474	2,600,621
Helvetia Holding AG	1,926	333,064
Holcim AG	42,048	4,117,880

7
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Switzerland (continued)
Julius Baer Group Ltd.	8,751	$ 527,719
Kuehne & Nagel International AG	2,477	676,762
Logitech International SA	7,678	687,647
Lonza Group AG	3,697	2,346,054
Nestle SA	143,218	14,392,323
Novartis AG	99,681	11,477,499
On Holding AG, Class A(1)(2)	10,180	510,527
Partners Group Holding AG	976	1,471,491
PSP Swiss Property AG	1,851	271,199
Roche Holding AG	36,910	11,811,833
Schindler Holding AG	3,497	994,575
SFS Group AG	841	131,324
SGS SA	8,187	914,171
SIG Group AG	13,847	308,717
Sika AG	8,458	2,803,535
Sonova Holding AG	2,601	936,868
Straumann Holding AG	5,269	861,878
Swatch Group AG	1,863	399,477
Swiss Life Holding AG	1,304	1,091,132
Swiss Prime Site AG	3,251	364,352
Swiss Re AG	12,755	1,765,030
Swisscom AG	1,357	886,811
TE Connectivity PLC	16,982	2,564,112
Temenos AG	2,695	188,688
UBS Group AG	150,011	4,641,947
VAT Group AG(3)	1,514	774,257
Zurich Insurance Group AG	6,676	4,033,369
		$102,122,348
Taiwan — 5.7%
Accton Technology Corp.	30,000	$501,949
Advantech Co. Ltd.	27,246	276,065
Airtac International Group	8,000	229,128
Alchip Technologies Ltd.	4,000	249,316
ASE Technology Holding Co. Ltd.	182,904	867,423
Asia Vital Components Co. Ltd.	17,000	314,960
Cathay Financial Holding Co. Ltd.	481,973	1,012,021
Chailease Holding Co. Ltd.	73,174	376,367
Chang Hwa Commercial Bank Ltd.	431,268	243,771
Cheng Shin Rubber Industry Co. Ltd.	98,000	159,982
Chunghwa Telecom Co. Ltd.	227,055	898,734
CTBC Financial Holding Co. Ltd.	857,000	932,906
Delta Electronics, Inc.	100,319	1,196,912
E Ink Holdings, Inc.	60,000	556,189
E.Sun Financial Holding Co. Ltd.	868,198	767,936
EVA Airways Corp.	198,000	234,391
Evergreen Marine Corp. Taiwan Ltd.	66,200	420,723
Far EasTone Telecommunications Co. Ltd.	118,073	337,922
First Financial Holding Co. Ltd.	589,094	509,775
Fubon Financial Holding Co. Ltd.	456,988	1,301,028
Gigabyte Technology Co. Ltd.	30,000	244,660
Security	Shares	Value
Taiwan (continued)
Global Unichip Corp.	4,000	$ 137,313
Globalwafers Co. Ltd.	13,000	186,354
Hotai Motor Co. Ltd.	15,320	340,806
Hua Nan Financial Holdings Co. Ltd.	524,126	425,257
Inventec Corp.	143,000	194,311
Lite-On Technology Corp.	125,000	392,286
MediaTek, Inc.	81,883	3,017,841
Mega Financial Holding Co. Ltd.	633,468	786,378
Nanya Technology Corp.(2)	53,000	79,209
Novatek Microelectronics Corp.	34,000	553,566
President Chain Store Corp.	29,828	277,428
Quanta Computer, Inc.	161,398	1,345,128
Realtek Semiconductor Corp.	26,000	385,907
Shanghai Commercial & Savings Bank Ltd.	252,081	306,791
SinoPac Financial Holdings Co. Ltd.	596,264	456,740
Taishin Financial Holding Co. Ltd.	693,059	402,265
Taiwan Mobile Co. Ltd.	90,748	329,704
Taiwan Semiconductor Manufacturing Co. Ltd.	1,229,240	37,066,658
TCC Group Holdings Co. Ltd.	960,000	1,022,847
Unimicron Technology Corp.	78,000	354,195
Uni-President Enterprises Corp.	310,000	848,199
United Microelectronics Corp.	660,000	1,112,407
Wan Hai Lines Ltd.	99,270	306,489
Wiwynn Corp.	5,000	271,001
Yageo Corp.	23,091	454,546
Yang Ming Marine Transport Corp.	122,000	265,587
Yuanta Financial Holding Co. Ltd.	608,912	608,728
		$63,560,099
United Kingdom — 11.6%
3i Group PLC	58,708	$2,600,675
Admiral Group PLC	16,872	628,904
Anglo American PLC	118,187	3,841,751
Antofagasta PLC	51,174	1,379,387
Ashtead Group PLC	31,329	2,427,396
Associated British Foods PLC	21,710	678,496
AstraZeneca PLC	82,654	12,876,370
Auto Trader Group PLC(3)	63,000	732,386
Aviva PLC	171,718	1,112,176
B&M European Value Retail SA	66,470	370,197
BAE Systems PLC	216,224	3,589,766
Barratt Developments PLC	56,017	359,383
Beazley PLC	45,847	468,198
Berkeley Group Holdings PLC	6,145	388,680
BP PLC	1,096,289	5,717,734
British Land Co. PLC	52,144	303,830
BT Group PLC(1)	439,138	870,402
Bunzl PLC	21,073	997,996
Centrica PLC	305,679	478,125
Coca-Cola Europacific Partners PLC	14,848	1,169,280
Compass Group PLC	124,418	3,988,802

8
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
United Kingdom (continued)
ConvaTec Group PLC(3)	109,730	$ 333,272
Croda International PLC	10,017	565,983
Darktrace PLC(2)	26,272	202,912
Diageo PLC	158,432	5,534,012
Diploma PLC	7,669	455,882
DS Smith PLC	98,333	608,090
GSK PLC	255,467	5,201,568
Haleon PLC	432,136	2,261,152
Halma PLC	26,048	910,780
Hargreaves Lansdown PLC	17,001	253,370
Hikma Pharmaceuticals PLC	12,845	328,699
Hiscox Ltd.	23,942	366,725
Howden Joinery Group PLC	34,711	421,818
HSBC Holdings PLC	992,372	8,902,587
IMI PLC	19,956	485,532
Informa PLC	95,118	1,046,062
InterContinental Hotels Group PLC	10,989	1,196,703
Intermediate Capital Group PLC	17,068	509,684
Intertek Group PLC	10,313	713,014
Investec PLC	30,875	234,991
J Sainsbury PLC	137,316	543,407
JD Sports Fashion PLC	156,919	323,558
Kingfisher PLC	100,207	432,468
Land Securities Group PLC	43,388	378,219
Legal & General Group PLC	355,309	1,076,865
Lloyds Banking Group PLC	3,849,670	3,026,967
London Stock Exchange Group PLC	26,096	3,572,828
LondonMetric Property PLC	117,286	322,464
M&G PLC	133,855	371,294
Marks & Spencer Group PLC	132,484	661,155
Melrose Industries PLC	89,177	545,011
Mondi PLC	31,394	598,856
National Grid PLC	300,079	4,147,991
Next PLC	6,721	880,428
Pearson PLC	45,857	623,398
Persimmon PLC	18,827	414,305
Phoenix Group Holdings PLC	60,676	454,480
Prudential PLC	157,676	1,462,799
Reckitt Benckiser Group PLC	41,686	2,550,524
RELX PLC	126,507	5,973,195
Rentokil Initial PLC	168,068	821,830
Rightmove PLC	51,908	429,096
Sage Group PLC	67,652	929,283
Schroders PLC	52,561	246,288
Segro PLC	87,162	1,021,582
Severn Trent PLC	17,535	620,800
Smith & Nephew PLC	59,034	916,262
Smiths Group PLC	27,465	617,222
Spirax Group PLC	5,247	528,924
SSE PLC	69,447	1,750,370
Standard Chartered PLC	129,935	1,378,087
Security	Shares	Value
United Kingdom (continued)
Subsea 7 SA	31,070	$ 501,709
Taylor Wimpey PLC	220,021	483,976
Tesco PLC	497,511	2,388,703
Tritax Big Box REIT PLC	144,496	308,405
Unilever PLC	131,157	8,503,338
UNITE Group PLC	25,913	326,353
United Utilities Group PLC	39,725	556,957
Vistry Group PLC(2)	20,077	351,107
Vodafone Group PLC	1,597,337	1,600,846
Weir Group PLC	20,543	596,966
Whitbread PLC	12,863	539,970
Wise PLC, Class A(2)	44,018	395,794
WPP PLC	69,876	715,770
		$130,402,620
Total Common Stocks (identified cost $880,945,285)		$1,115,787,550

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(1)(2)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 0.6%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(6)	895,383	$ 895,383
Total Affiliated Fund (identified cost $895,383)		$ 895,383
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(7)	6,159,544	$ 6,159,544
Total Securities Lending Collateral (identified cost $6,159,544)		$ 6,159,544
Total Short-Term Investments (identified cost $7,054,927)		$ 7,054,927

9
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Value
Total Investments — 100.0% (identified cost $888,000,212)	$1,122,842,477
Other Assets, Less Liabilities — 0.0%(8)	$ 42,536
Net Assets — 100.0%	$1,122,885,013

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $27,777,326.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $14,712,937 or 1.3% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Amount is less than 0.05%.
At September 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	22.5%
Industrials	16.5
Information Technology	15.4
Health Care	11.0
Consumer Discretionary	9.3
Consumer Staples	7.8
Materials	6.3
Communication Services	4.7
Utilities	3.0
Real Estate	1.9
Energy	1.0
Total	99.4%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate

10
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $883,362,440) - including $27,777,326 of securities on loan	$1,115,407,469
Investments in securities of affiliated issuers, at value (identified cost $4,637,772)	7,435,008
Cash	15
Cash denominated in foreign currency, at value (cost $1,408,279)	1,412,402
Receivable for capital shares sold	1,010,324
Dividends receivable	2,221,202
Dividends receivable - affiliated	103,789
Securities lending income receivable	7,154
Tax reclaims receivable	2,074,360
Receivable from affiliates	209,253
Directors' deferred compensation plan	76,445
Total assets	$1,129,957,421
Liabilities
Payable for capital shares redeemed	$234,188
Deposits for securities loaned	6,159,544
Payable to affiliates:
Investment advisory fee	108,551
Administrative fee	108,663
Distribution and service fees	20,121
Sub-transfer agency fee	5,592
Directors' deferred compensation plan	76,445
Accrued expenses	359,304
Total liabilities	$7,072,408
Net Assets	$1,122,885,013
Sources of Net Assets
Paid-in capital	$930,427,071
Distributable earnings	192,457,942
Net Assets	$1,122,885,013
Class A Shares
Net Assets	$100,082,471
Shares Outstanding	3,114,322
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$32.14
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$33.74
Class I Shares
Net Assets	$849,121,110
Shares Outstanding	26,026,797
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$32.62
11
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class R6 Shares
Net Assets	$173,681,432
Shares Outstanding	5,330,284
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$32.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $3,027,292)	$25,364,547
Dividend income - affiliated issuers (net of foreign taxes withheld of $18,752)	276,160
Securities lending income, net	138,069
Total investment income	$25,778,776
Expenses
Investment advisory fee	$1,161,169
Administrative fee	1,161,169
Distribution and service fees:
Class A	216,297
Directors' fees and expenses	59,855
Custodian fees	131,904
Transfer agency fees and expenses	673,936
Accounting fees	237,820
Professional fees	108,723
Registration fees	112,485
Reports to shareholders	35,469
Miscellaneous	120,139
Total expenses	$4,018,966
Waiver and/or reimbursement of expenses by affiliates	$(1,033,604)
Net expenses	$2,985,362
Net investment income	$22,793,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(2,840,030)
Investment securities - affiliated issuers	24,612
Foreign currency transactions	(27,990)
Net realized loss	$(2,843,408)
Change in unrealized appreciation (depreciation):
Investment securities	$207,637,058
Investment securities - affiliated issuers	1,005,888
Foreign currency	147,076
Net change in unrealized appreciation (depreciation)	$208,790,022
Net realized and unrealized gain	$205,946,614
Net increase in net assets from operations	$228,740,028
13
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$22,793,414	$18,389,132
Net realized loss	(2,843,408)	(22,003,202)
Net change in unrealized appreciation (depreciation)	208,790,022	147,030,920
Net increase in net assets from operations	$228,740,028	$143,416,850
Distributions to shareholders:
Class A	$(1,505,980)	$(1,253,239)
Class I	(14,152,729)	(9,691,079)
Class R6	(2,748,596)	(2,227,475)
Total distributions to shareholders	$(18,407,305)	$(13,171,793)
Capital share transactions:
Class A	$8,398,309	$21,038,406
Class I	67,374,399	55,506,379
Class R6	22,957,932	4,535,080
Net increase in net assets from capital share transactions	$98,730,640	$81,079,865
Net increase in net assets	$309,063,363	$211,324,922
Net Assets
At beginning of year	$813,821,650	$602,496,728
At end of year	$1,122,885,013	$813,821,650
14
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$25.84	$21.21	$29.79	$24.08	$22.81
Income (Loss) From Operations
Net investment income(1)	$0.62	$0.57	$0.61	$0.61	$0.40
Net realized and unrealized gain (loss)	6.19	4.50	(8.64)	5.33	1.26
Total income (loss) from operations	$6.81	$5.07	$(8.03)	$5.94	$1.66
Less Distributions
From net investment income	$(0.51)	$(0.44)	$(0.55)	$(0.23)	$(0.39)
Total distributions	$(0.51)	$(0.44)	$(0.55)	$(0.23)	$(0.39)
Net asset value — End of year	$32.14	$25.84	$21.21	$29.79	$24.08
Total Return(2)	26.65%	24.06%	(27.50)%	24.74%	7.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$100,082	$72,919	$40,139	$43,359	$25,497
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.65%	0.65%	0.65%	0.67%	0.74%
Net expenses	0.54%(4)	0.54%(4)	0.54%(4)	0.54%	0.54%
Net investment income	2.12%	2.21%	2.27%	2.11%	1.77%
Portfolio Turnover	10%	20%	14%	13%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$26.22	$21.49	$30.17	$24.43	$23.12
Income (Loss) From Operations
Net investment income(1)	$0.70	$0.64	$0.69	$0.72	$0.51
Net realized and unrealized gain (loss)	6.28	4.56	(8.75)	5.37	1.22
Total income (loss) from operations	$6.98	$5.20	$(8.06)	$6.09	$1.73
Less Distributions
From net investment income	$(0.58)	$(0.47)	$(0.62)	$(0.35)	$(0.42)
Total distributions	$(0.58)	$(0.47)	$(0.62)	$(0.35)	$(0.42)
Net asset value — End of year	$32.62	$26.22	$21.49	$30.17	$24.43
Total Return(2)	26.97%	24.35%	(27.32)%	25.07%	7.55%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$849,121	$621,740	$468,639	$481,361	$197,395
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.40%	0.40%	0.40%	0.42%	0.49%
Net expenses	0.29%(4)	0.29%(4)	0.29%(4)	0.29%	0.29%
Net investment income	2.37%	2.43%	2.52%	2.43%	2.22%
Portfolio Turnover	10%	20%	14%	13%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$26.20	$21.48	$30.16	$24.43	$23.12
Income (Loss) From Operations
Net investment income(1)	$0.71	$0.65	$0.69	$0.75	$0.49
Net realized and unrealized gain (loss)	6.26	4.56	(8.74)	5.34	1.25
Total income (loss) from operations	$6.97	$5.21	$(8.05)	$6.09	$1.74
Less Distributions
From net investment income	$(0.59)	$(0.49)	$(0.63)	$(0.36)	$(0.43)
Total distributions	$(0.59)	$(0.49)	$(0.63)	$(0.36)	$(0.43)
Net asset value — End of year	$32.58	$26.20	$21.48	$30.16	$24.43
Total Return(2)	26.95%	24.44%	(27.30)%	25.08%	7.59%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$173,681	$119,163	$93,719	$92,734	$29,215
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.37%	0.37%	0.37%	0.39%	0.46%
Net expenses	0.26%(4)	0.26%(4)	0.26%(4)	0.26%	0.26%
Net investment income	2.41%	2.47%	2.52%	2.52%	2.13%
Portfolio Turnover	10%	20%	14%	13%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
17
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
18

Calvert
International Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$63,178,263	$ —	$63,178,263
Austria	—	2,950,837	—	2,950,837
Belgium	772,278	7,841,285	—	8,613,563
Canada	110,118,354	—	—	110,118,354
Denmark	—	30,658,838	—	30,658,838
Finland	—	10,351,590	—	10,351,590
France	—	99,354,465	—	99,354,465
Germany	1,011,589	77,221,090	—	78,232,679
Hong Kong	—	16,695,786	—	16,695,786
Ireland	1,604,339	11,666,241	—	13,270,580
Israel	3,875,949	2,916,900	—	6,792,849
Italy	—	23,220,328	—	23,220,328
Japan	—	188,167,352	—	188,167,352
Netherlands	4,630,660	45,130,127	—	49,760,787
New Zealand	—	1,871,028	—	1,871,028
Norway	—	6,378,996	—	6,378,996
Portugal	—	1,579,915	—	1,579,915
Singapore	2,988,588	9,729,918	—	12,718,506
South Korea	—	37,238,679	—	37,238,679
Spain	—	24,015,649	—	24,015,649
Sweden	2,828,468	31,704,971	—	34,533,439
Switzerland	9,893,675	92,228,673	—	102,122,348
Taiwan	—	63,560,099	—	63,560,099
United Kingdom	1,169,280	129,233,340	—	130,402,620
Total Common Stocks	$138,893,180	$976,894,370(1)	$ —	$1,115,787,550
Warrants	$ —	$0	$ —	$0
Short-Term Investments:
Affiliated Fund	895,383	—	—	895,383
Securities Lending Collateral	6,159,544	—	—	6,159,544
Total Investments	$145,948,107	$976,894,370	$ —	$1,122,842,477

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
19

Calvert
International Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $1,161,169.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $2,856 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.54%, 0.29% and 0.26% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $1,030,748.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $1,161,169.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $216,297 for Class A shares.
The Fund was informed that EVD received $10,811 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $21,830 and are included in transfer agency fees and expenses on the Statement of Operations.
20

Calvert
International Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $201,319,210 and $99,815,512, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$18,407,305	$13,171,793
During the year ended September 30, 2024, distributable earnings was decreased by $2,122,669 and paid-in capital was increased by $2,122,669 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$27,827,115
Deferred capital losses	(31,108,343)
Net unrealized appreciation	195,739,170
Distributable earnings	$192,457,942
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $31,108,343 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $14,403,605 are short-term and $16,704,738 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$927,215,553
Gross unrealized appreciation	$229,177,224
Gross unrealized depreciation	(33,550,300)
Net unrealized appreciation	$195,626,924
21

Calvert
International Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan was $27,777,326 and the total value of collateral received was $29,611,068, comprised of cash of $6,159,544 and U.S. government and/or agencies securities of $23,451,524.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$6,159,544	$ —	$ —	$ —	$6,159,544
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
22

Calvert
International Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

7  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $7,435,008, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$4,473,142	$ 1,264,736	$ (228,753)	$24,612	$1,005,888	$6,539,625	$168,770	636,857
Short-Term Investments
Liquidity Fund	5,693,673	116,746,201	(121,544,491)	—	—	895,383	107,390	895,383
Total				$24,612	$1,005,888	$7,435,008	$276,160
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	890,902	$25,637,013	1,675,822	$40,209,100
Reinvestment of distributions	34,907	978,792	32,365	782,256
Shares redeemed	(633,097)	(18,217,496)	(778,671)	(19,952,950)
Net increase	292,712	$8,398,309	929,516	$21,038,406
Class I
Shares sold	6,294,400	$184,959,858	8,917,762	$232,117,274
Reinvestment of distributions	462,357	13,135,560	373,831	9,151,390
Shares redeemed	(4,439,664)	(130,721,019)	(7,388,558)	(185,762,285)
Net increase	2,317,093	$67,374,399	1,903,035	$55,506,379
Class R6
Shares sold	1,451,058	$43,062,368	894,776	$23,011,517
Reinvestment of distributions	95,720	2,715,582	86,724	2,120,397
Shares redeemed	(765,169)	(22,820,018)	(795,154)	(20,596,834)
Net increase	781,609	$22,957,932	186,346	$4,535,080
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
23

Calvert
International Responsible Index Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Responsible Index Series, Inc. and Shareholders of Calvert International Responsible Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert International Responsible Index Fund (the “Fund”) (one of the funds constituting Calvert Responsible Index Series, Inc.), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
24

Calvert
International Responsible Index Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $24,850,834, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended September 30, 2024, the Fund paid foreign taxes of $2,712,460 and recognized foreign source income of $28,410,529.
25

Calvert
International Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
26

Calvert
International Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2023. This data also indicated that the Fund had outperformed the index it is designed to track for the one- and five-year periods ended December 31, 2023, while it had underperformed the median of the index it is designed to track for the three -year period ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
27

Calvert
International Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each at the respective median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
28

CDHAX-NCSR 9.30.24

Calvert
US Large-Cap Value Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
US Large-Cap Value Responsible Index Fund

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Schedule of Investments

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	1,978	$ 650,149
General Electric Co.	42,044	7,928,657
Moog, Inc., Class A	3,940	795,959
Woodward, Inc.	3,502	600,628
		$ 9,975,393
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	18,546	$ 2,046,922
Expeditors International of Washington, Inc.	7,802	1,025,183
FedEx Corp.	34,195	9,358,488
GXO Logistics, Inc.(1)	14,158	737,207
United Parcel Service, Inc., Class B	101,306	13,812,060
		$26,979,860
Automobile Components — 0.3%
Aptiv PLC(1)	42,001	$3,024,492
Autoliv, Inc.	10,034	936,874
BorgWarner, Inc.	37,709	1,368,460
Lear Corp.	9,447	1,031,140
		$6,360,966
Automobiles — 0.9%
Ford Motor Co.	629,064	$6,642,916
General Motors Co.	180,388	8,088,598
Harley-Davidson, Inc.	22,250	857,292
Rivian Automotive, Inc., Class A(1)(2)	118,840	1,333,385
Thor Industries, Inc.	8,465	930,219
		$17,852,410
Banks — 11.9%
Bank of America Corp.	819,717	$32,526,371
Bank OZK	17,536	753,873
BOK Financial Corp.	3,981	416,492
Cadence Bank	34,040	1,084,174
Citigroup, Inc.	255,735	16,009,011
Citizens Financial Group, Inc.	84,213	3,458,628
Comerica, Inc.	25,087	1,502,962
Commerce Bancshares, Inc.	22,361	1,328,243
Cullen/Frost Bankers, Inc.	10,467	1,170,839
East West Bancorp, Inc.	24,827	2,054,186
F.N.B. Corp.	65,837	928,960
Fifth Third Bancorp	123,837	5,305,177
First Citizens Bancshares, Inc., Class A	1,523	2,803,767
First Horizon Corp.	99,175	1,540,188
Home BancShares, Inc.	35,935	973,479
Huntington Bancshares, Inc.	258,923	3,806,168
JPMorgan Chase & Co.	327,580	69,073,519
KeyCorp	172,768	2,893,864
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	30,400	$ 5,414,848
Old National Bancorp	54,865	1,023,781
Pinnacle Financial Partners, Inc.	13,287	1,301,727
PNC Financial Services Group, Inc.	58,551	10,823,152
Popular, Inc.	12,449	1,248,261
Prosperity Bancshares, Inc.	17,534	1,263,675
Regions Financial Corp.	166,256	3,878,752
SouthState Corp.	14,519	1,410,956
Synovus Financial Corp.	27,396	1,218,300
Truist Financial Corp.	210,789	9,015,445
U.S. Bancorp	233,872	10,694,967
Webster Financial Corp.	32,914	1,534,122
Wells Fargo & Co.	426,690	24,103,718
Western Alliance Bancorp	20,628	1,784,116
Wintrust Financial Corp.	10,520	1,141,736
Zions Bancorp NA	27,753	1,310,497
		$224,797,954
Beverages — 2.2%
Coca-Cola Co.	245,702	$17,656,146
Keurig Dr. Pepper, Inc.	191,492	7,177,120
PepsiCo, Inc.	102,245	17,386,762
		$42,220,028
Biotechnology — 0.4%
Apellis Pharmaceuticals, Inc.(1)	10,977	$316,577
Biogen, Inc.(1)	10,757	2,085,137
Blueprint Medicines Corp.(1)	13,091	1,210,917
Exact Sciences Corp.(1)(2)	15,869	1,080,996
Incyte Corp.(1)	16,151	1,067,581
Ionis Pharmaceuticals, Inc.(1)	14,865	595,492
United Therapeutics Corp.(1)	3,057	1,095,476
		$7,452,176
Broadline Retail — 0.3%
eBay, Inc.	69,643	$4,534,456
Macy's, Inc.	5,325	83,549
Ollie's Bargain Outlet Holdings, Inc.(1)	5,062	492,026
		$5,110,031
Building Products — 0.8%
A.O. Smith Corp.	4,484	$402,798
Allegion PLC	5,223	761,200
Armstrong World Industries, Inc.	950	124,858
Carrier Global Corp.	1,578	127,013
Fortune Brands Innovations, Inc.	15,666	1,402,577
Johnson Controls International PLC	83,349	6,468,716
Masco Corp.	10,662	894,968
Owens Corning	19,178	3,385,301
UFP Industries, Inc.	8,379	1,099,409

1
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Building Products (continued)
Zurn Elkay Water Solutions Corp., Class C	9,865	$ 354,548
		$ 15,021,388
Capital Markets — 6.8%
Affiliated Managers Group, Inc.	5,140	$ 913,892
Ameriprise Financial, Inc.	15,305	7,190,442
Bank of New York Mellon Corp.	122,438	8,798,395
BlackRock, Inc.	19,381	18,402,453
Blackstone, Inc.	16,965	2,597,850
Carlyle Group, Inc.	21,193	912,571
Cboe Global Markets, Inc.	9,611	1,969,006
Charles Schwab Corp.	108,556	7,035,514
CME Group, Inc.	51,991	11,471,814
Coinbase Global, Inc., Class A(1)	2,312	411,929
Evercore, Inc., Class A	654	165,684
Franklin Resources, Inc.	55,090	1,110,064
Goldman Sachs Group, Inc.	40,380	19,992,542
Hamilton Lane, Inc., Class A	372	62,641
Houlihan Lokey, Inc.	2,250	355,545
Interactive Brokers Group, Inc., Class A	10,168	1,417,012
Intercontinental Exchange, Inc.	56,022	8,999,374
Invesco Ltd.	84,483	1,483,521
Janus Henderson Group PLC	24,953	949,961
Jefferies Financial Group, Inc.	25,069	1,542,997
KKR & Co., Inc.	77,252	10,087,566
MarketAxess Holdings, Inc.	1,603	410,689
Nasdaq, Inc.	45,486	3,320,933
Northern Trust Corp.	35,967	3,238,109
Raymond James Financial, Inc.	34,271	4,196,827
SEI Investments Co.	890	61,579
State Street Corp.	55,884	4,944,058
Stifel Financial Corp.	18,902	1,774,898
T. Rowe Price Group, Inc.	40,795	4,443,799
		$128,261,665
Chemicals — 2.1%
Air Products and Chemicals, Inc.	26,548	$7,904,402
Arcadium Lithium PLC(1)	291,238	830,028
Ashland, Inc.	9,992	869,004
Balchem Corp.	960	168,960
Cabot Corp.	11,495	1,284,796
Celanese Corp.	24,709	3,359,436
Eastman Chemical Co.	26,552	2,972,496
Ecolab, Inc.	7,264	1,854,717
FMC Corp.	28,155	1,856,541
International Flavors & Fragrances, Inc.	38,197	4,008,011
Linde PLC	16,100	7,677,446
Mosaic Co.	72,567	1,943,344
PPG Industries, Inc.	38,141	5,052,157
		$39,781,338
Security	Shares	Value
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.(1)	31	$ 7,493
MSA Safety, Inc.	4,539	804,946
Republic Services, Inc.	12,861	2,583,003
Stericycle, Inc.(1)	15,226	928,786
Waste Management, Inc.	12,038	2,499,089
		$ 6,823,317
Communications Equipment — 1.3%
Cisco Systems, Inc.	441,424	$ 23,492,585
F5, Inc.(1)	2,591	570,538
		$24,063,123
Construction & Engineering — 0.2%
AECOM	17,637	$1,821,373
Dycom Industries, Inc.(1)	1,605	316,345
MasTec, Inc.(1)	4,737	583,125
Valmont Industries, Inc.	1,274	369,396
		$3,090,239
Construction Materials — 0.2%
CRH PLC	16,122	$1,495,154
Summit Materials, Inc., Class A(1)	39,911	1,557,727
Vulcan Materials Co.	3,456	865,486
		$3,918,367
Consumer Finance — 1.8%
Ally Financial, Inc.	48,539	$1,727,503
American Express Co.	37,105	10,062,876
Capital One Financial Corp.	60,988	9,131,733
Credit Acceptance Corp.(1)	16	7,095
Discover Financial Services	45,908	6,440,433
FirstCash Holdings, Inc.	3,783	434,289
OneMain Holdings, Inc.	23,240	1,093,907
SLM Corp.	40,867	934,628
SoFi Technologies, Inc.(1)(2)	3,116	24,492
Synchrony Financial	74,832	3,732,620
		$33,589,576
Consumer Staples Distribution & Retail — 4.9%
Albertsons Cos., Inc., Class A	84,602	$1,563,445
BJ's Wholesale Club Holdings, Inc.(1)	16,141	1,331,310
Casey's General Stores, Inc.	4,336	1,629,078
Costco Wholesale Corp.	17,121	15,178,109
Dollar General Corp.	32,505	2,748,948
Dollar Tree, Inc.(1)	15,624	1,098,680
Kroger Co.	130,296	7,465,961
Performance Food Group Co.(1)	31,379	2,459,172
Sprouts Farmers Market, Inc.(1)	10,463	1,155,220
Sysco Corp.	91,252	7,123,131
Target Corp.	65,655	10,232,988

2
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
U.S. Foods Holding Corp.(1)	50,562	$ 3,109,563
Walmart, Inc.	461,183	37,240,527
		$ 92,336,132
Containers & Packaging — 1.3%
Amcor PLC	327,256	$ 3,707,811
AptarGroup, Inc.	7,922	1,269,025
Avery Dennison Corp.	6,458	1,425,668
Ball Corp.	9,703	658,931
Berry Global Group, Inc.	25,900	1,760,682
Crown Holdings, Inc.	23,690	2,271,397
Graphic Packaging Holding Co.	68,877	2,038,070
Packaging Corp. of America	15,260	3,287,004
Sealed Air Corp.	32,744	1,188,607
Silgan Holdings, Inc.	18,747	984,218
Smurfit WestRock PLC	114,948	5,680,730
Sonoco Products Co.	22,109	1,207,815
		$25,479,958
Distributors — 0.2%
Genuine Parts Co.	18,811	$2,627,521
LKQ Corp.	39,310	1,569,255
		$4,196,776
Diversified Consumer Services — 0.2%
H&R Block, Inc.	23,879	$1,517,510
Service Corp. International	23,319	1,840,569
		$3,358,079
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	28,851	$985,262
W.P. Carey, Inc.	40,408	2,517,418
		$3,502,680
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	934,855	$20,566,810
Verizon Communications, Inc.	530,157	23,809,351
		$44,376,161
Electric Utilities — 3.1%
Alliant Energy Corp.	47,805	$2,901,285
Avangrid, Inc.	13,233	473,609
Constellation Energy Corp.	33,846	8,800,637
Evergy, Inc.	42,300	2,623,023
Eversource Energy	63,466	4,318,861
Exelon Corp.	180,782	7,330,710
IDACORP, Inc.	9,429	972,036
NextEra Energy, Inc.	238,063	20,123,465
NRG Energy, Inc.	38,107	3,471,548
Portland General Electric Co.	19,163	917,908
Security	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	100,522	$ 6,564,087
		$ 58,497,169
Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,315	$ 362,138
AMETEK, Inc.	1,349	231,637
Atkore, Inc.	250	21,185
GE Vernova, Inc.(1)	26,272	6,698,834
Hubbell, Inc.	435	186,332
Regal Rexnord Corp.	11,368	1,885,724
Rockwell Automation, Inc.	8,162	2,191,170
Sensata Technologies Holding PLC	22,031	790,032
		$12,367,052
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.(1)	7,839	$1,041,254
Avnet, Inc.	13,299	722,269
CDW Corp.	7,916	1,791,391
Cognex Corp.	1,850	74,925
Coherent Corp.(1)	11,440	1,017,130
Corning, Inc.	24,342	1,099,041
Insight Enterprises, Inc.(1)(2)	3,400	732,326
Itron, Inc.(1)	7,259	775,334
Jabil, Inc.	15,250	1,827,408
Littelfuse, Inc.	3,071	814,583
TD SYNNEX Corp.	10,764	1,292,541
Teledyne Technologies, Inc.(1)	7,062	3,090,755
Vontier Corp.	15,802	533,159
		$14,812,116
Energy Equipment & Services — 0.4%
Baker Hughes Co.	189,039	$6,833,760
		$6,833,760
Entertainment — 0.5%
ROBLOX Corp., Class A(1)	25,105	$1,111,147
Roku, Inc.(1)	10,926	815,735
Take-Two Interactive Software, Inc.(1)	18,385	2,825,959
Warner Bros. Discovery, Inc.(1)	473,417	3,905,690
Warner Music Group Corp., Class A	9,495	297,194
		$8,955,725
Financial Services — 1.1%
Apollo Global Management, Inc.	20,317	$2,537,797
Essent Group Ltd.	18,089	1,162,942
Euronet Worldwide, Inc.(1)	1,307	129,694
Jack Henry & Associates, Inc.	980	173,009
Jackson Financial, Inc., Class A	14,044	1,281,234
MGIC Investment Corp.	46,047	1,178,803
Mr. Cooper Group, Inc.(1)	10,757	991,580

3
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Financial Services (continued)
PayPal Holdings, Inc.(1)	128,761	$ 10,047,221
PennyMac Financial Services, Inc.	1,610	183,492
Radian Group, Inc.	27,147	941,729
Voya Financial, Inc.	17,086	1,353,553
		$ 19,981,054
Food Products — 2.8%
Bunge Global SA	29,026	$ 2,805,073
Campbell Soup Co.	41,415	2,026,022
Conagra Brands, Inc.	98,445	3,201,431
Darling Ingredients, Inc.(1)	32,661	1,213,683
Flowers Foods, Inc.	33,413	770,838
General Mills, Inc.	100,682	7,435,366
Hershey Co.	13,207	2,532,838
Hormel Foods Corp.	57,773	1,831,404
Ingredion, Inc.	13,420	1,844,311
J.M. Smucker Co.	21,431	2,595,294
Kellanova	53,733	4,336,790
Kraft Heinz Co.	176,835	6,208,677
Lamb Weston Holdings, Inc.	9,560	618,914
Lancaster Colony Corp.	981	173,215
McCormick & Co., Inc.	45,629	3,755,267
Mondelez International, Inc., Class A	156,798	11,551,309
		$52,900,432
Gas Utilities — 0.1%
National Fuel Gas Co.	16,937	$1,026,552
Southwest Gas Holdings, Inc.	11,275	831,644
UGI Corp.	39,006	975,930
		$2,834,126
Ground Transportation — 0.7%
J.B. Hunt Transport Services, Inc.	8,076	$1,391,737
Knight-Swift Transportation Holdings, Inc.	11,960	645,242
Landstar System, Inc.	1,141	215,501
Lyft, Inc., Class A(1)	31,808	405,552
Ryder System, Inc.	7,106	1,036,055
Union Pacific Corp.	41,073	10,123,673
XPO, Inc.(1)	1,585	170,403
		$13,988,163
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	109,690	$12,505,757
Baxter International, Inc.	96,875	3,678,344
DENTSPLY SIRONA, Inc.	41,660	1,127,319
GE HealthCare Technologies, Inc.	33,182	3,114,131
Glaukos Corp.(1)	9,128	1,189,196
Medtronic PLC	137,810	12,407,034
Teleflex, Inc.	1,012	250,288
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	28,033	$ 3,026,162
		$ 37,298,231
Health Care Providers & Services — 4.3%
Centene Corp.(1)	91,917	$ 6,919,512
Cigna Group	32,483	11,253,410
CVS Health Corp.	188,000	11,821,440
DaVita, Inc.(1)	8,076	1,323,899
Elevance Health, Inc.	28,388	14,761,760
Encompass Health Corp.	14,516	1,402,826
Ensign Group, Inc.	2,385	343,011
Henry Schein, Inc.(1)	21,516	1,568,516
Humana, Inc.	20,682	6,550,817
Labcorp Holdings, Inc.	4,142	925,654
Molina Healthcare, Inc.(1)	11,344	3,908,689
Option Care Health, Inc.(1)	4,264	133,463
Quest Diagnostics, Inc.	23,607	3,664,987
UnitedHealth Group, Inc.	27,198	15,902,126
		$80,480,110
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	10,372	$1,231,675
Healthcare Realty Trust, Inc.	54,866	995,818
Healthpeak Properties, Inc.	131,143	2,999,240
Omega Healthcare Investors, Inc.	46,050	1,874,235
Ventas, Inc.	61,502	3,944,123
Welltower, Inc.	27,481	3,518,393
		$14,563,484
Hotel & Resort REITs — 0.0%(3)
Host Hotels & Resorts, Inc.	30,373	$534,565
		$534,565
Hotels, Restaurants & Leisure — 0.4%
Aramark	54,030	$2,092,582
Darden Restaurants, Inc.	17,443	2,862,920
Starbucks Corp.	19,706	1,921,138
Vail Resorts, Inc.	3,271	570,103
Wyndham Hotels & Resorts, Inc.	4,097	320,139
		$7,766,882
Household Durables — 1.6%
D.R. Horton, Inc.	44,564	$8,501,474
KB Home	13,714	1,175,153
Lennar Corp., Class A	42,414	7,951,777
Meritage Homes Corp.	6,616	1,356,743
Mohawk Industries, Inc.(1)	7,381	1,185,979
PulteGroup, Inc.	31,043	4,455,602
Taylor Morrison Home Corp.(1)	19,241	1,351,873
Tempur Sealy International, Inc.	2,920	159,432

4
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Household Durables (continued)
Toll Brothers, Inc.	18,970	$ 2,930,675
Whirlpool Corp.	7,649	818,443
		$ 29,887,151
Household Products — 1.7%
Church & Dwight Co., Inc.	10,897	$ 1,141,134
Colgate-Palmolive Co.	28,758	2,985,368
Kimberly-Clark Corp.	33,725	4,798,393
Procter & Gamble Co.	135,112	23,401,398
		$32,326,293
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	43,798	$878,588
Brookfield Renewable Corp., Class A(2)	24,844	811,405
Clearway Energy, Inc., Class C	16,047	492,322
		$2,182,315
Industrial REITs — 1.2%
Americold Realty Trust, Inc.	44,044	$1,245,124
First Industrial Realty Trust, Inc.	24,629	1,378,731
ProLogis, Inc.	118,967	15,023,153
Rexford Industrial Realty, Inc.	40,635	2,044,347
STAG Industrial, Inc.	33,983	1,328,396
Terreno Realty Corp.	17,709	1,183,492
		$22,203,243
Insurance — 6.0%
Aflac, Inc.	81,191	$9,077,154
Allstate Corp.	8,745	1,658,489
American Financial Group, Inc.	13,439	1,808,889
American International Group, Inc.	106,867	7,825,870
Aon PLC, Class A	6,657	2,303,255
Arch Capital Group Ltd.(1)	64,176	7,180,011
Axis Capital Holdings Ltd.	14,609	1,163,023
Brown & Brown, Inc.	11,391	1,180,108
Cincinnati Financial Corp.	28,721	3,909,503
Everest Group Ltd.	7,990	3,130,722
First American Financial Corp.	20,047	1,323,302
Globe Life, Inc.	16,048	1,699,644
Hanover Insurance Group, Inc.	5,111	756,990
Hartford Financial Services Group, Inc.	53,736	6,319,891
Lincoln National Corp.	31,969	1,007,343
Marsh & McLennan Cos., Inc.	22,859	5,099,614
MetLife, Inc.	67,688	5,582,906
Old Republic International Corp.	46,021	1,630,064
Primerica, Inc.	6,097	1,616,620
Principal Financial Group, Inc.	41,988	3,606,769
Progressive Corp.	50,203	12,739,513
Prudential Financial, Inc.	61,621	7,462,303
Reinsurance Group of America, Inc.	11,862	2,584,374
Security	Shares	Value
Insurance (continued)
RenaissanceRe Holdings Ltd.	9,462	$ 2,577,449
Selective Insurance Group, Inc.	11,259	1,050,465
Travelers Cos., Inc.	37,512	8,782,309
Unum Group	33,751	2,006,159
W.R. Berkley Corp.	53,631	3,042,487
White Mountains Insurance Group Ltd.	465	788,733
Willis Towers Watson PLC	11,109	3,271,934
		$ 112,185,893
Interactive Media & Services — 0.1%
Snap, Inc., Class A(1)	122,715	$1,313,051
		$1,313,051
IT Services — 2.1%
Accenture PLC, Class A	16,334	$5,773,742
Akamai Technologies, Inc.(1)	7,213	728,152
Amdocs Ltd.	14,362	1,256,388
Cognizant Technology Solutions Corp., Class A	66,542	5,135,712
EPAM Systems, Inc.(1)	710	141,311
International Business Machines Corp.	115,667	25,571,660
Kyndryl Holdings, Inc.(1)	33,834	777,505
Okta, Inc.(1)	2,913	216,553
Twilio, Inc., Class A(1)	14,445	942,103
		$40,543,126
Leisure Products — 0.2%
Brunswick Corp.	15,139	$1,268,951
Hasbro, Inc.	19,293	1,395,270
Mattel, Inc.(1)	32,031	610,190
		$3,274,411
Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories, Inc., Class A(1)	4,002	$1,338,989
Bruker Corp.	2,550	176,103
Charles River Laboratories International, Inc.(1)	5,176	1,019,517
Danaher Corp.	31,618	8,790,437
Illumina, Inc.(1)	19,932	2,599,332
Thermo Fisher Scientific, Inc.	7,188	4,446,281
		$18,370,659
Machinery — 4.3%
AGCO Corp.	14,072	$1,377,086
Allison Transmission Holdings, Inc.	11,380	1,093,277
Caterpillar, Inc.	26,947	10,539,511
CNH Industrial NV	185,822	2,062,624
Cummins, Inc.	21,577	6,986,417
Deere & Co.	33,841	14,122,865
Donaldson Co., Inc.	7,981	588,200
Dover Corp.	20,083	3,850,714
ESAB Corp.	3,966	421,625

5
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Machinery (continued)
Federal Signal Corp.	1,260	$ 117,760
Flowserve Corp.	20,658	1,067,812
Fortive Corp.	44,133	3,483,418
Franklin Electric Co., Inc.	2,640	276,725
IDEX Corp.	4,995	1,071,427
Illinois Tool Works, Inc.	7,660	2,007,456
Middleby Corp.(1)	7,912	1,100,797
Mueller Industries, Inc.	8,985	665,788
Nordson Corp.	2,119	556,513
Oshkosh Corp.	14,742	1,477,296
Otis Worldwide Corp.	6,959	723,318
PACCAR, Inc.	73,967	7,299,064
Parker-Hannifin Corp.	9,104	5,752,089
Pentair PLC	17,039	1,666,244
Snap-on, Inc.	10,712	3,103,373
Stanley Black & Decker, Inc.	34,826	3,835,387
Timken Co.	14,151	1,192,788
Toro Co.	3,742	324,544
Watts Water Technologies, Inc., Class A	742	153,735
Westinghouse Air Brake Technologies Corp.	11,144	2,025,645
Xylem, Inc.	10,448	1,410,793
		$80,354,291
Media — 1.9%
Charter Communications, Inc., Class A(1)	13,908	$4,507,305
Comcast Corp., Class A	495,519	20,697,829
Interpublic Group of Cos., Inc.	76,274	2,412,546
Liberty Broadband Corp., Class C(1)	14,672	1,133,999
New York Times Co., Class A	3,842	213,884
Nexstar Media Group, Inc.	6,269	1,036,579
Omnicom Group, Inc.	39,269	4,060,022
Paramount Global, Class B	122,765	1,303,764
		$35,365,928
Metals & Mining — 1.0%
ATI, Inc.(1)	15,320	$1,025,061
Commercial Metals Co.	38,309	2,105,462
Nucor Corp.	43,123	6,483,112
Reliance, Inc.	14,808	4,282,622
Steel Dynamics, Inc.	34,460	4,344,717
		$18,240,974
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.(2)	136,527	$1,428,072
Annaly Capital Management, Inc.(2)	23,424	470,120
Rithm Capital Corp.	89,890	1,020,252
Starwood Property Trust, Inc.	55,472	1,130,519
		$4,048,963
Security	Shares	Value
Multi-Utilities — 2.8%
Ameren Corp.	49,656	$ 4,342,914
CMS Energy Corp.	55,495	3,919,612
Consolidated Edison, Inc.	62,540	6,512,290
Dominion Energy, Inc.	141,699	8,188,785
DTE Energy Co.	38,554	4,950,719
NiSource, Inc.	83,489	2,892,894
Public Service Enterprise Group, Inc.	89,893	8,019,355
Sempra	104,383	8,729,550
WEC Energy Group, Inc.	58,940	5,668,849
		$53,224,968
Office REITs — 0.2%
BXP, Inc.	29,286	$2,356,351
COPT Defense Properties	12,448	377,548
Vornado Realty Trust	31,667	1,247,680
		$3,981,579
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.	107,943	$5,563,382
		$5,563,382
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	886	$95,210
		$95,210
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	107,234	$5,446,415
		$5,446,415
Personal Care Products — 0.2%
Kenvue, Inc.	149,473	$3,457,310
		$3,457,310
Pharmaceuticals — 1.3%
Elanco Animal Health, Inc.(1)	60,372	$886,864
Organon & Co.	49,191	941,024
Pfizer, Inc.	719,265	20,815,529
Royalty Pharma PLC, Class A	74,289	2,101,636
		$24,745,053
Professional Services — 1.0%
Automatic Data Processing, Inc.	27,393	$7,580,465
Booz Allen Hamilton Holding Corp.	4,727	769,367
Broadridge Financial Solutions, Inc.	3,048	655,411
FTI Consulting, Inc.(1)	2,804	638,078
Genpact Ltd.	24,557	962,880
Maximus, Inc.	9,631	897,224
Paychex, Inc.	18,628	2,499,691
Paycom Software, Inc.	554	92,280
Robert Half, Inc.	18,387	1,239,468

6
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Professional Services (continued)
Science Applications International Corp.	7,542	$ 1,050,374
SS&C Technologies Holdings, Inc.	15,933	1,182,388
TransUnion	8,866	928,270
TriNet Group, Inc.	2,985	289,456
		$ 18,785,352
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(1)	32,674	$ 4,067,259
Jones Lang LaSalle, Inc.(1)	8,802	2,374,868
Zillow Group, Inc., Class C(1)	28,203	1,800,762
		$8,242,889
Residential REITs — 1.4%
AvalonBay Communities, Inc.	25,623	$5,771,581
Camden Property Trust	19,621	2,423,782
Equity LifeStyle Properties, Inc.	20,522	1,464,039
Equity Residential	69,451	5,171,321
Essex Property Trust, Inc.	11,907	3,517,566
Mid-America Apartment Communities, Inc.	21,685	3,445,747
Sun Communities, Inc.	10,313	1,393,802
UDR, Inc.	54,291	2,461,554
		$25,649,392
Retail REITs — 1.5%
Brixmor Property Group, Inc.	55,888	$1,557,040
Federal Realty Investment Trust	14,099	1,620,962
Kimco Realty Corp.	123,401	2,865,371
Kite Realty Group Trust	40,688	1,080,673
NNN REIT, Inc.	33,992	1,648,272
Realty Income Corp.	141,343	8,963,973
Regency Centers Corp.	34,268	2,475,178
Simon Property Group, Inc.	50,980	8,616,640
		$28,828,109
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	6,697	$1,541,448
Intel Corp.	600,960	14,098,522
Marvell Technology, Inc.	48,019	3,463,130
Microchip Technology, Inc.	2,610	209,557
Micron Technology, Inc.	126,950	13,165,985
MKS Instruments, Inc.	9,029	981,543
Qorvo, Inc.(1)	6,776	699,961
Skyworks Solutions, Inc.	21,616	2,135,012
Texas Instruments, Inc.	32,676	6,749,881
		$43,045,039
Software — 0.8%
Aspen Technology, Inc.(1)	3,834	$915,636
Atlassian Corp., Class A(1)	18,988	3,015,484
CCC Intelligent Solutions Holdings, Inc.(1)	36,481	403,115
Security	Shares	Value
Software (continued)
Confluent, Inc., Class A(1)	11,823	$ 240,953
Dolby Laboratories, Inc., Class A	3,633	278,033
Guidewire Software, Inc.(1)	7,472	1,366,928
HashiCorp, Inc., Class A(1)	7,020	237,697
Nutanix, Inc., Class A(1)	32,060	1,899,555
Palo Alto Networks, Inc.(1)	7,078	2,419,260
Roper Technologies, Inc.	5,503	3,062,089
Smartsheet, Inc., Class A(1)	5,738	317,656
Tenable Holdings, Inc.(1)	2,000	81,040
Varonis Systems, Inc.(1)	11,259	636,134
Zoom Video Communications, Inc., Class A(1)	4,869	339,564
		$15,213,144
Specialized REITs — 2.8%
American Tower Corp.	34,441	$8,009,599
Crown Castle, Inc.	72,164	8,560,815
CubeSmart	41,235	2,219,680
Digital Realty Trust, Inc.	53,905	8,723,446
Equinix, Inc.	7,114	6,314,600
Extra Space Storage, Inc.	37,873	6,824,336
Lamar Advertising Co., Class A	12,104	1,617,094
Public Storage	18,520	6,738,873
Weyerhaeuser Co.	104,400	3,534,984
		$52,543,427
Specialty Retail — 2.3%
Asbury Automotive Group, Inc.(1)	2,748	$655,645
AutoNation, Inc.(1)	3,905	698,683
Bath & Body Works, Inc.	28,520	910,358
Best Buy Co., Inc.	29,215	3,017,910
Burlington Stores, Inc.(1)	761	200,508
CarMax, Inc.(1)	23,240	1,798,311
Carvana Co.(1)	10,619	1,848,874
Chewy, Inc., Class A(1)	8,846	259,099
Dick's Sporting Goods, Inc.	4,987	1,040,787
Five Below, Inc.(1)	1,641	144,982
Floor & Decor Holdings, Inc., Class A(1)	820	101,819
GameStop Corp., Class A(1)	26,310	603,288
Gap, Inc.	32,975	727,099
Home Depot, Inc.	39,169	15,871,279
Lithia Motors, Inc., Class A	3,989	1,267,066
Lowe's Cos., Inc.	37,754	10,225,671
Penske Automotive Group, Inc.	2,304	374,216
Ross Stores, Inc.	5,156	776,030
Signet Jewelers Ltd.(2)	6,364	656,383
Tractor Supply Co.	4,120	1,198,632
Williams-Sonoma, Inc.	1,758	272,349
		$42,648,989
Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies, Inc., Class C	1,623	$192,390

7
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	193,076	$ 3,950,335
HP, Inc.	141,038	5,059,033
NetApp, Inc.	12,368	1,527,572
Seagate Technology Holdings PLC	23,256	2,547,230
Western Digital Corp.(1)	27,295	1,863,975
		$ 15,140,535
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co.	3,747	$ 311,713
NIKE, Inc., Class B	11,857	1,048,159
PVH Corp.	7,959	802,506
Ralph Lauren Corp.	2,956	573,080
Skechers USA, Inc., Class A(1)	8,589	574,776
Tapestry, Inc.	30,178	1,417,762
VF Corp.(2)	54,356	1,084,402
		$5,812,398
Trading Companies & Distributors — 0.5%
Air Lease Corp.	23,690	$1,072,920
Applied Industrial Technologies, Inc.	2,280	508,736
Beacon Roofing Supply, Inc.(1)	194	16,768
Boise Cascade Co.	5,792	816,556
Core & Main, Inc., Class A(1)	2,101	93,284
Ferguson Enterprises, Inc.	8,285	1,645,153
GATX Corp.	7,985	1,057,613
MSC Industrial Direct Co., Inc., Class A	6,782	583,659
SiteOne Landscape Supply, Inc.(1)	1,020	153,928
United Rentals, Inc.	1,669	1,351,439
Watsco, Inc.	2,071	1,018,684
WESCO International, Inc.	6,385	1,072,552
		$9,391,292
Water Utilities — 0.4%
American Water Works Co., Inc.	33,229	$4,859,409
Essential Utilities, Inc.	51,017	1,967,726
		$6,827,135
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	43,612	$8,999,773
		$8,999,773
Total Common Stocks (identified cost $1,455,753,472)		$1,878,298,175

Short-Term Investments — 0.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(4)	1,734,952	$ 1,734,952
Total Affiliated Fund (identified cost $1,734,952)		$ 1,734,952
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(5)	624,660	$ 624,660
Total Securities Lending Collateral (identified cost $624,660)		$ 624,660
Total Short-Term Investments (identified cost $2,359,612)		$ 2,359,612
Total Investments — 100.0% (identified cost $1,458,113,084)		$1,880,657,787
Other Assets, Less Liabilities — 0.0%(3)		$ 55,974
Net Assets — 100.0%		$1,880,713,761

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $7,545,244.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

8
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,456,378,132) - including $7,545,244 of securities on loan	$1,878,922,835
Investments in securities of affiliated issuers, at value (identified cost $1,734,952)	1,734,952
Cash	8,819
Cash denominated in foreign currency, at value (cost $1,001)	1,126
Receivable for capital shares sold	1,913,313
Dividends receivable	2,041,565
Dividends receivable - affiliated	2,054
Securities lending income receivable	895
Receivable from affiliates	189,105
Directors' deferred compensation plan	216,541
Total assets	$1,885,031,205
Liabilities
Payable for capital shares redeemed	$2,653,217
Deposits for securities loaned	624,660
Payable to affiliates:
Investment advisory fee	181,483
Administrative fee	181,531
Distribution and service fees	22,453
Sub-transfer agency fee	6,594
Directors' deferred compensation plan	216,541
Payable for transfer agency fees and expenses	228,426
Accrued expenses	202,539
Total liabilities	$4,317,444
Net Assets	$1,880,713,761
Sources of Net Assets
Paid-in capital	$1,393,369,064
Distributable earnings	487,344,697
Net Assets	$1,880,713,761
Class A Shares
Net Assets	$112,279,560
Shares Outstanding	3,286,970
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.16
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$35.86
Class I Shares
Net Assets	$1,618,939,405
Shares Outstanding	47,017,347
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.43
9
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class R6 Shares
Net Assets	$149,494,796
Shares Outstanding	4,347,405
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.
10
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $13,158)	$43,955,772
Dividend income - affiliated issuers	78,779
Securities lending income, net	135,354
Total investment income	$44,169,905
Expenses
Investment advisory fee	$2,119,269
Administrative fee	2,119,269
Distribution and service fees:
Class A	252,551
Directors' fees and expenses	106,387
Custodian fees	35,137
Transfer agency fees and expenses	1,386,248
Accounting fees	361,793
Professional fees	89,132
Registration fees	67,516
Reports to shareholders	73,151
Miscellaneous	134,487
Total expenses	$6,744,940
Waiver and/or reimbursement of expenses by affiliates	$(2,281,575)
Net expenses	$4,463,365
Net investment income	$39,706,540
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$101,827,471
Net realized gain	$101,827,471
Change in unrealized appreciation (depreciation):
Investment securities	$319,114,571
Foreign currency	57
Net change in unrealized appreciation (depreciation)	$319,114,628
Net realized and unrealized gain	$420,942,099
Net increase in net assets from operations	$460,648,639
11
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$39,706,540	$40,450,885
Net realized gain	101,827,471	14,260,509
Net change in unrealized appreciation (depreciation)	319,114,628	114,814,494
Net increase in net assets from operations	$460,648,639	$169,525,888
Distributions to shareholders:
Class A	$(1,803,258)	$(1,933,069)
Class I	(31,647,601)	(29,784,811)
Class R6	(2,813,197)	(3,115,913)
Total distributions to shareholders	$(36,264,056)	$(34,833,793)
Capital share transactions:
Class A	$(3,018,332)	$(6,786,933)
Class I	(161,674,991)	(204,862,567)
Class R6	(4,656,996)	91,776,104
Net decrease in net assets from capital share transactions	$(169,350,319)	$(119,873,396)
Net increase in net assets	$255,034,264	$14,818,699
Net Assets
At beginning of year	$1,625,679,497	$1,610,860,798
At end of year	$1,880,713,761	$1,625,679,497
12
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$26.88	$24.86	$30.72	$23.00	$23.38
Income (Loss) From Operations
Net investment income(1)	$0.61	$0.58	$0.51	$0.46	$0.46
Net realized and unrealized gain (loss)	7.21	1.94	(5.11)	7.69	(0.35)
Total income (loss) from operations	$7.82	$2.52	$(4.60)	$8.15	$0.11
Less Distributions
From net investment income	$(0.54)	$(0.50)	$(0.38)	$(0.33)	$(0.34)
From net realized gain	—	—	(0.88)	(0.10)	(0.15)
Total distributions	$(0.54)	$(0.50)	$(1.26)	$(0.43)	$(0.49)
Net asset value — End of year	$34.16	$26.88	$24.86	$30.72	$23.00
Total Return(2)	29.37%	10.13%	(15.75)%	35.76%	0.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$112,280	$91,071	$90,131	$87,085	$47,993
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.62%	0.63%	0.61%	0.61%	0.63%
Net expenses	0.49%(4)	0.49%(4)	0.49%(4)	0.49%	0.49%
Net investment income	2.01%	2.10%	1.73%	1.59%	2.07%
Portfolio Turnover	33%	31%	34%	34%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$27.10	$25.04	$30.92	$23.16	$23.53
Income (Loss) From Operations
Net investment income(1)	$0.69	$0.66	$0.59	$0.54	$0.52
Net realized and unrealized gain (loss)	7.26	1.96	(5.14)	7.72	(0.35)
Total income (loss) from operations	$7.95	$2.62	$(4.55)	$8.26	$0.17
Less Distributions
From net investment income	$(0.62)	$(0.56)	$(0.45)	$(0.40)	$(0.39)
From net realized gain	—	—	(0.88)	(0.10)	(0.15)
Total distributions	$(0.62)	$(0.56)	$(1.33)	$(0.50)	$(0.54)
Net asset value — End of year	$34.43	$27.10	$25.04	$30.92	$23.16
Total Return(2)	29.70%	10.41%	(15.52)%	36.03%	0.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,618,939	$1,412,587	$1,492,096	$1,524,045	$668,670
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.37%	0.38%	0.36%	0.36%	0.38%
Net expenses	0.24%(4)	0.24%(4)	0.24%(4)	0.24%	0.24%
Net investment income	2.26%	2.36%	1.98%	1.83%	2.31%
Portfolio Turnover	33%	31%	34%	34%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,		Period Ended September 30, 2022(1)
	2024	2023
Net asset value — Beginning of period	$27.07	$25.05	$31.03
Income (Loss) From Operations
Net investment income(2)	$0.70	$0.66	$0.41
Net realized and unrealized gain (loss)	7.26	1.97	(6.39)
Total income (loss) from operations	$7.96	$2.63	$(5.98)
Less Distributions
From net investment income	$(0.64)	$(0.61)	$ —
Total distributions	$(0.64)	$(0.61)	$ —
Net asset value — End of period	$34.39	$27.07	$25.05
Total Return(3)	29.79%	10.44%	(19.27)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,495	$122,021	$28,633
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.32%	0.33%	0.31%(6)
Net expenses	0.19%(7)	0.19%(7)	0.19%(6)(7)
Net investment income	2.31%	2.37%	2.21%(6)
Portfolio Turnover	33%	31%	34%(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
15
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,878,298,175(1)	$ —	$ —	$1,878,298,175
Short-Term Investments:
Affiliated Fund	1,734,952	—	—	1,734,952
Securities Lending Collateral	624,660	—	—	624,660
Total Investments	$1,880,657,787	$ —	$ —	$1,880,657,787

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Translation— Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $2,119,269.
17

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $2,232 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.19% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $2,279,343.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $2,119,269.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $252,551 for Class A shares.
The Fund was informed that EVD received $15,993 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $24,031 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $581,806,092 and $743,126,427, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$36,264,056	$34,833,793
During the year ended September 30, 2024, distributable earnings was decreased by $9,885,251 and paid-in capital was increased by $9,885,251 primarily due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
18

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$26,986,289
Undistributed long-term capital gains	66,169,630
Net unrealized appreciation	394,188,778
Distributable earnings	$487,344,697
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,486,469,134
Gross unrealized appreciation	$447,564,957
Gross unrealized depreciation	(53,376,304)
Net unrealized appreciation	$394,188,653
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan was $7,545,244 and the total value of collateral received was $7,733,984, comprised of cash of $624,660 and U.S. government and/or agencies securities of $7,109,324.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$624,660	$ —	$ —	$ —	$624,660
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
19

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
7  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,734,952, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,306,483	$75,358,383	$(76,929,914)	$ —	$ —	$1,734,952	$78,779	1,734,952
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	617,589	$18,566,950	960,015	$26,434,198
Reinvestment of distributions	55,432	1,625,259	60,938	1,673,370
Shares redeemed	(773,497)	(23,210,541)	(1,259,504)	(34,894,501)
Net decrease	(100,476)	$(3,018,332)	(238,551)	$(6,786,933)
Class I
Shares sold	8,565,799	$256,935,906	13,761,297	$383,701,067
Reinvestment of distributions	819,995	24,189,858	819,411	22,632,121
Shares redeemed	(14,496,835)	(442,800,755)	(22,040,180)	(611,195,755)
Net decrease	(5,111,041)	$(161,674,991)	(7,459,472)	$(204,862,567)
Class R6
Shares sold	584,564	$18,169,498	4,668,666	$128,134,046
Reinvestment of distributions	89,633	2,639,686	112,977	3,115,913
Shares redeemed	(834,588)	(25,466,180)	(1,416,954)	(39,473,855)
Net increase (decrease)	(160,391)	$(4,656,996)	3,364,689	$91,776,104
20

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Responsible Index Series, Inc. and Shareholders of Calvert US Large-Cap Value Responsible Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Value Responsible Index Fund (the “Fund”) (one of the funds constituting Calvert Responsible Index Series, Inc.), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
21

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $41,764,386, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $73,198,055 or, if subsequently determined to be different, the net capital gain of such year.
22

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
23

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Value Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2023. This performance data also indicated that the Fund had underperformed the index it is designed to track for the one- and three-year periods ended December 31, 2023, while it had outperformed the index it is designed to track for the five-year period ended December 31, 2023. The Board took into account management’s discussion of the Fund’s recent performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the
24

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval — continued

respective median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
25

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CFJAX-NCSR 9.30.24

Calvert
US Mid-Cap Core Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
US Mid-Cap Core Responsible Index Fund

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(1)	3,905	$ 1,560,438
Curtiss-Wright Corp.	2,162	710,628
HEICO Corp.	5,478	1,432,388
Hexcel Corp.	4,280	264,632
Moog, Inc., Class A	1,590	321,212
Woodward, Inc.	3,132	537,169
		$ 4,826,467
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	7,595	$838,260
Expeditors International of Washington, Inc.	8,527	1,120,448
GXO Logistics, Inc.(1)	6,359	331,113
		$2,289,821
Automobile Components — 0.6%
Aptiv PLC(1)	15,136	$1,089,943
Autoliv, Inc.	5,256	490,753
BorgWarner, Inc.	15,181	550,919
Lear Corp.	4,043	441,293
Modine Manufacturing Co.(1)	3,444	457,329
		$3,030,237
Automobiles — 0.3%
Harley-Davidson, Inc.	9,208	$354,784
Rivian Automotive, Inc., Class A(1)(2)	47,376	531,559
Thor Industries, Inc.	3,369	370,219
		$1,256,562
Banks — 2.9%
Bank OZK	5,334	$229,309
BOK Financial Corp.	1,074	112,362
Cadence Bank	8,724	277,859
Citizens Financial Group, Inc.	21,629	888,303
Comerica, Inc.	6,295	377,133
Commerce Bancshares, Inc.	5,652	335,729
Cullen/Frost Bankers, Inc.	2,855	319,360
East West Bancorp, Inc.	6,595	545,670
F.N.B. Corp.	15,844	223,559
Fifth Third Bancorp	32,554	1,394,613
First Citizens Bancshares, Inc., Class A	568	1,045,660
First Horizon Corp.	24,837	385,719
Home BancShares, Inc.	9,231	250,068
Huntington Bancshares, Inc.	68,573	1,008,023
KeyCorp	44,983	753,465
M&T Bank Corp.	7,948	1,415,698
Old National Bancorp	16,428	306,546
Pinnacle Financial Partners, Inc.	3,621	354,749
Popular, Inc.	3,387	339,614
Security	Shares	Value
Banks (continued)
Prosperity Bancshares, Inc.	4,554	$ 328,207
Regions Financial Corp.	43,732	1,020,268
SouthState Corp.	3,368	327,302
Synovus Financial Corp.	6,932	308,266
Webster Financial Corp.	7,660	357,033
Western Alliance Bancorp	5,130	443,694
Wintrust Financial Corp.	2,915	316,365
Zions Bancorp NA	6,957	328,510
		$13,993,084
Beverages — 0.1%
Celsius Holdings, Inc.(1)	8,708	$273,083
Coca-Cola Consolidated, Inc.	260	342,264
		$615,347
Biotechnology — 1.9%
Alnylam Pharmaceuticals, Inc.(1)	6,571	$1,807,222
Apellis Pharmaceuticals, Inc.(1)	4,819	138,980
Biogen, Inc.(1)	7,431	1,440,425
BioMarin Pharmaceutical, Inc.(1)	10,004	703,181
Blueprint Medicines Corp.(1)	3,292	304,510
Bridgebio Pharma, Inc.(1)	7,524	191,561
Exact Sciences Corp.(1)(2)	9,787	666,690
Exelixis, Inc.(1)	15,227	395,141
Halozyme Therapeutics, Inc.(1)	6,759	386,885
Incyte Corp.(1)	9,878	652,936
Ionis Pharmaceuticals, Inc.(1)	7,206	288,672
Neurocrine Biosciences, Inc.(1)	5,284	608,823
Sarepta Therapeutics, Inc.(1)	4,767	595,351
United Therapeutics Corp.(1)	2,215	793,745
		$8,974,122
Broadline Retail — 0.5%
eBay, Inc.	22,759	$1,481,838
Etsy, Inc.(1)	5,660	314,300
Macy's, Inc.	12,578	197,349
Ollie's Bargain Outlet Holdings, Inc.(1)	2,983	289,948
		$2,283,435
Building Products — 1.9%
A.O. Smith Corp.	6,851	$615,425
AAON, Inc.	3,938	424,674
Advanced Drainage Systems, Inc.	3,924	616,696
Allegion PLC	4,949	721,267
Armstrong World Industries, Inc.	2,113	277,712
AZEK Co., Inc.(1)	6,261	293,015
Carlisle Cos., Inc.	2,740	1,232,315
Fortune Brands Innovations, Inc.	6,076	543,984
Lennox International, Inc.	1,811	1,094,369
Masco Corp.	9,950	835,203

1
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Building Products (continued)
Owens Corning	5,369	$ 947,736
Simpson Manufacturing Co., Inc.	2,376	454,458
Trex Co., Inc.(1)	5,275	351,210
UFP Industries, Inc.	2,816	369,487
Zurn Elkay Water Solutions Corp., Class C	6,565	235,946
		$ 9,013,497
Capital Markets — 4.8%
Affiliated Managers Group, Inc.	1,402	$ 249,276
Ameriprise Financial, Inc.	4,621	2,170,992
Ares Management Corp., Class A	8,757	1,364,691
Bank of New York Mellon Corp.	35,291	2,536,011
Blue Owl Capital, Inc.	23,715	459,122
Carlyle Group, Inc.	9,442	406,573
Cboe Global Markets, Inc.	5,014	1,027,218
Evercore, Inc., Class A	1,703	431,438
FactSet Research Systems, Inc.	2,068	950,970
Franklin Resources, Inc.	12,527	252,419
Hamilton Lane, Inc., Class A	1,918	322,972
Houlihan Lokey, Inc.	2,399	379,090
Invesco Ltd.	20,177	354,308
Janus Henderson Group PLC	6,395	243,458
Jefferies Financial Group, Inc.	7,544	464,333
LPL Financial Holdings, Inc.	3,549	825,604
MarketAxess Holdings, Inc.	2,112	541,094
Morningstar, Inc.	1,480	472,298
MSCI, Inc.	3,735	2,177,244
Nasdaq, Inc.	19,539	1,426,542
Northern Trust Corp.	9,655	869,240
Raymond James Financial, Inc.	8,958	1,096,997
SEI Investments Co.	4,758	329,206
State Street Corp.	14,352	1,269,721
Stifel Financial Corp.	4,747	445,743
T. Rowe Price Group, Inc.	10,455	1,138,863
TPG, Inc.	3,809	219,246
Tradeweb Markets, Inc., Class A	5,519	682,535
		$23,107,204
Chemicals — 1.6%
Arcadium Lithium PLC(1)	119,241	$339,837
Ashland, Inc.	2,671	232,297
Axalta Coating Systems Ltd.(1)	12,473	451,398
Balchem Corp.	1,973	347,248
Cabot Corp.	2,880	321,898
Celanese Corp.	6,169	838,737
Eastman Chemical Co.	6,630	742,228
Element Solutions, Inc.	12,588	341,890
FMC Corp.	7,030	463,558
International Flavors & Fragrances, Inc.	12,925	1,356,220
Mosaic Co.	17,524	469,293
Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	12,149	$ 1,609,257
		$ 7,513,861
Commercial Services & Supplies — 1.0%
Brink's Co.	2,474	$ 286,093
Casella Waste Systems, Inc., Class A(1)	3,144	312,797
Clean Harbors, Inc.(1)	2,820	681,622
MSA Safety, Inc.	2,227	394,936
Rollins, Inc.	16,532	836,189
Stericycle, Inc.(1)	4,874	297,314
Tetra Tech, Inc.	14,800	697,968
Veralto Corp.	11,988	1,340,978
		$4,847,897
Communications Equipment — 0.4%
Ciena Corp.(1)	7,220	$444,680
F5, Inc.(1)	2,948	649,149
Juniper Networks, Inc.	16,250	633,425
		$1,727,254
Construction & Engineering — 1.4%
AECOM	7,534	$778,036
API Group Corp.(1)	13,462	444,515
Comfort Systems USA, Inc.	1,953	762,354
Dycom Industries, Inc.(1)	1,561	307,673
EMCOR Group, Inc.	2,575	1,108,615
MasTec, Inc.(1)	3,427	421,864
Quanta Services, Inc.	7,160	2,134,754
Valmont Industries, Inc.	1,122	325,324
WillScot Holdings Corp.(1)	10,254	385,550
		$6,668,685
Construction Materials — 0.5%
Summit Materials, Inc., Class A(1)	13,122	$512,152
Vulcan Materials Co.	6,737	1,687,147
		$2,199,299
Consumer Finance — 0.9%
Ally Financial, Inc.	12,928	$460,108
Credit Acceptance Corp.(1)	296	131,252
Discover Financial Services	11,912	1,671,135
FirstCash Holdings, Inc.	1,705	195,734
OneMain Holdings, Inc.	5,392	253,801
SLM Corp.	10,363	237,002
SoFi Technologies, Inc.(1)(2)	47,621	374,301
Synchrony Financial	19,105	952,957
		$4,276,290
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	21,671	$400,480

2
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
BJ's Wholesale Club Holdings, Inc.(1)	6,411	$ 528,779
Casey's General Stores, Inc.	2,013	756,304
Dollar General Corp.	10,043	849,337
Dollar Tree, Inc.(1)	9,802	689,277
Kroger Co.	36,091	2,068,014
Performance Food Group Co.(1)	7,977	625,157
Sprouts Farmers Market, Inc.(1)	5,578	615,867
Sysco Corp.	25,048	1,955,247
U.S. Foods Holding Corp.(1)	13,352	821,148
		$9,309,610
Containers & Packaging — 1.8%
Amcor PLC	81,710	$925,774
AptarGroup, Inc.	3,723	596,388
Avery Dennison Corp.	4,497	992,758
Ball Corp.	16,697	1,133,893
Berry Global Group, Inc.	6,467	439,627
Crown Holdings, Inc.	6,540	627,055
Graphic Packaging Holding Co.	17,197	508,859
Packaging Corp. of America	4,987	1,074,200
Sealed Air Corp.	8,293	301,036
Silgan Holdings, Inc.	4,832	253,680
Smurfit WestRock PLC	28,315	1,399,327
Sonoco Products Co.	5,133	280,416
		$8,533,013
Distributors — 0.4%
Genuine Parts Co.	6,360	$888,365
LKQ Corp.	12,945	516,764
Pool Corp.	1,816	684,269
		$2,089,398
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	3,121	$437,346
Duolingo, Inc.(1)	2,074	584,910
H&R Block, Inc.	7,519	477,832
Service Corp. International	7,825	617,627
		$2,117,715
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	8,584	$293,144
W.P. Carey, Inc.	12,022	748,970
		$1,042,114
Electric Utilities — 1.8%
Alliant Energy Corp.	14,223	$863,194
Avangrid, Inc.	3,512	125,694
Evergy, Inc.	12,585	780,396
Eversource Energy	19,533	1,329,221
Exelon Corp.	49,988	2,027,013
Security	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.	3,037	$ 313,084
NRG Energy, Inc.	11,338	1,032,892
Portland General Electric Co.	5,348	256,169
Xcel Energy, Inc.	28,803	1,880,836
		$ 8,608,499
Electrical Equipment — 1.9%
Acuity Brands, Inc.	1,743	$ 480,005
AMETEK, Inc.	11,453	1,966,595
Atkore, Inc.	1,926	163,209
Hubbell, Inc.	3,035	1,300,042
NEXTracker, Inc., Class A(1)	6,022	225,704
nVent Electric PLC	9,311	654,191
Regal Rexnord Corp.	3,752	622,382
Rockwell Automation, Inc.	5,978	1,604,854
Sensata Technologies Holding PLC	7,836	280,999
Vertiv Holdings Co., Class A	19,274	1,917,570
		$9,215,551
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc.(1)	2,413	$320,519
Avnet, Inc.	4,093	222,291
Badger Meter, Inc.	1,552	338,972
CDW Corp.	6,787	1,535,898
Cognex Corp.	9,385	380,092
Coherent Corp.(1)	7,349	653,400
Corning, Inc.	39,190	1,769,428
Insight Enterprises, Inc.(1)(2)	1,412	304,131
Itron, Inc.(1)	2,575	275,036
Jabil, Inc.	5,337	639,533
Keysight Technologies, Inc.(1)	9,536	1,515,556
Littelfuse, Inc.	1,327	351,987
Novanta, Inc.(1)	1,927	344,779
TD SYNNEX Corp.	3,592	431,327
Teledyne Technologies, Inc.(1)	2,656	1,162,425
Trimble, Inc.(1)	13,801	856,904
Vontier Corp.	7,790	262,835
Zebra Technologies Corp., Class A(1)	2,583	956,536
		$12,321,649
Energy Equipment & Services — 0.4%
Baker Hughes Co.	50,991	$1,843,325
		$1,843,325
Entertainment — 1.7%
Electronic Arts, Inc.	12,199	$1,749,825
Liberty Media Corp.-Liberty Formula One, Class A(1)	13,318	952,636
Liberty Media Corp.-Liberty Live, Class A(1)	3,349	165,809
Live Nation Entertainment, Inc.(1)	8,766	959,789
ROBLOX Corp., Class A(1)	25,183	1,114,600

3
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Entertainment (continued)
Roku, Inc.(1)	6,383	$ 476,555
Take-Two Interactive Software, Inc.(1)	7,964	1,224,146
Warner Bros. Discovery, Inc.(1)	127,417	1,051,190
Warner Music Group Corp., Class A	7,146	223,670
		$ 7,918,220
Financial Services — 1.9%
Affirm Holdings, Inc.(1)	12,066	$ 492,534
Block, Inc., Class A(1)	27,696	1,859,233
Equitable Holdings, Inc.	15,507	651,759
Essent Group Ltd.	4,612	296,506
Euronet Worldwide, Inc.(1)	2,013	199,750
Fidelity National Information Services, Inc.	26,689	2,235,204
Jack Henry & Associates, Inc.	3,669	647,725
Jackson Financial, Inc., Class A	3,599	328,337
MGIC Investment Corp.	11,884	304,230
Mr. Cooper Group, Inc.(1)	2,780	256,260
PennyMac Financial Services, Inc.	1,209	137,790
Radian Group, Inc.	7,128	247,270
Shift4 Payments, Inc., Class A(1)(2)	2,852	252,687
Toast, Inc., Class A(1)	20,185	571,437
Voya Financial, Inc.	4,792	379,622
WEX, Inc.(1)	2,105	441,482
		$9,301,826
Food Products — 2.7%
Bunge Global SA	7,665	$740,746
Campbell Soup Co.	10,414	509,453
Conagra Brands, Inc.	25,995	845,357
Darling Ingredients, Inc.(1)	8,907	330,984
Flowers Foods, Inc.	10,962	252,893
Freshpet, Inc.(1)	2,556	349,584
General Mills, Inc.	28,021	2,069,351
Hershey Co.	7,743	1,484,952
Hormel Foods Corp.	15,793	500,638
Ingredion, Inc.	3,508	482,104
J.M. Smucker Co.	5,659	685,305
Kellanova	13,949	1,125,824
Kraft Heinz Co.	46,408	1,629,385
Lamb Weston Holdings, Inc.	7,396	478,817
Lancaster Colony Corp.	987	174,275
McCormick & Co., Inc.	14,156	1,165,039
		$12,824,707
Gas Utilities — 0.2%
National Fuel Gas Co.	5,039	$305,414
Southwest Gas Holdings, Inc.	3,435	253,365
UGI Corp.	10,949	273,944
		$832,723
Security	Shares	Value
Ground Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	5,334	$ 919,208
Knight-Swift Transportation Holdings, Inc.	10,142	547,161
Landstar System, Inc.	2,523	476,519
Lyft, Inc., Class A(1)	17,386	221,672
Old Dominion Freight Line, Inc.	9,369	1,861,058
Ryder System, Inc.	2,720	396,576
Saia, Inc.(1)	1,805	789,254
XPO, Inc.(1)	7,488	805,035
		$6,016,483
Health Care Equipment & Supplies — 3.4%
Align Technology, Inc.(1)	3,772	$959,295
Baxter International, Inc.	27,246	1,034,531
Cooper Cos., Inc.(1)	10,619	1,171,701
DENTSPLY SIRONA, Inc.	11,067	299,473
GE HealthCare Technologies, Inc.	21,748	2,041,050
Glaukos Corp.(1)	2,604	339,249
Globus Medical, Inc., Class A(1)	6,002	429,383
Hologic, Inc.(1)	12,372	1,007,823
IDEXX Laboratories, Inc.(1)	4,035	2,038,563
Inspire Medical Systems, Inc.(1)	1,473	310,877
Insulet Corp.(1)	3,727	867,459
Masimo Corp.(1)	2,197	292,926
Merit Medical Systems, Inc.(1)	3,043	300,740
Penumbra, Inc.(1)	1,920	373,075
ResMed, Inc.	7,360	1,796,723
STERIS PLC	5,295	1,284,249
Teleflex, Inc.	2,523	623,988
Zimmer Biomet Holdings, Inc.	11,035	1,191,228
		$16,362,333
Health Care Providers & Services — 2.0%
Centene Corp.(1)	25,645	$1,930,555
Chemed Corp.	795	477,771
DaVita, Inc.(1)	2,588	424,251
Encompass Health Corp.	5,324	514,511
Ensign Group, Inc.	2,806	403,559
HealthEquity, Inc.(1)	4,308	352,610
Henry Schein, Inc.(1)	6,793	495,210
Humana, Inc.	5,801	1,837,409
Labcorp Holdings, Inc.	4,510	1,007,895
Molina Healthcare, Inc.(1)	3,112	1,072,271
Option Care Health, Inc.(1)	8,715	272,779
Quest Diagnostics, Inc.	5,937	921,719
		$9,710,540
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	9,611	$1,141,306
Healthcare Realty Trust, Inc.	20,954	380,315
Healthpeak Properties, Inc.	39,018	892,342

4
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc.	13,701	$ 557,631
Ventas, Inc.	22,409	1,437,089
		$ 4,408,683
Health Care Technology — 0.4%
Doximity, Inc., Class A(1)	6,227	$ 271,310
Veeva Systems, Inc., Class A(1)	7,455	1,564,581
		$ 1,835,891
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	38,704	$681,190
Ryman Hospitality Properties, Inc.	3,228	346,171
		$1,027,361
Hotels, Restaurants & Leisure — 1.6%
Aramark	14,486	$561,043
Cava Group, Inc.(1)	4,014	497,134
Choice Hotels International, Inc.	1,330	173,299
Darden Restaurants, Inc.	6,188	1,015,637
Domino's Pizza, Inc.	1,896	815,545
Hyatt Hotels Corp., Class A	2,392	364,062
Planet Fitness, Inc., Class A(1)	4,769	387,338
Texas Roadhouse, Inc.	3,532	623,751
Vail Resorts, Inc.	2,014	351,020
Wingstop, Inc.	1,507	627,033
Wyndham Hotels & Resorts, Inc.	4,501	351,708
Yum! Brands, Inc.	14,005	1,956,639
		$7,724,209
Household Durables — 2.0%
Installed Building Products, Inc.	1,319	$324,830
KB Home	4,080	349,615
Lennar Corp., Class A	12,127	2,273,570
Meritage Homes Corp.	1,968	403,578
Mohawk Industries, Inc.(1)	2,574	413,590
NVR, Inc.(1)	159	1,560,076
PulteGroup, Inc.	11,027	1,582,705
Taylor Morrison Home Corp.(1)	5,725	402,239
Tempur Sealy International, Inc.	7,733	422,222
Toll Brothers, Inc.	5,644	871,942
TopBuild Corp.(1)	1,610	654,964
Whirlpool Corp.	2,438	260,866
		$9,520,197
Household Products — 0.9%
Church & Dwight Co., Inc.	11,412	$1,195,064
Clorox Co.	5,668	923,374
Kimberly-Clark Corp.	15,707	2,234,792
		$4,353,230
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	39,358	$ 789,521
Brookfield Renewable Corp., Class A(2)	7,391	241,390
Clearway Energy, Inc., Class C	4,916	150,823
		$ 1,181,734
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	15,758	$ 445,479
First Industrial Realty Trust, Inc.	7,328	410,221
Rexford Industrial Realty, Inc.	12,090	608,248
STAG Industrial, Inc.	10,111	395,239
Terreno Realty Corp.	5,269	352,127
		$2,211,314
Insurance — 4.3%
Allstate Corp.	12,408	$2,353,177
American Financial Group, Inc.	3,485	469,081
Arch Capital Group Ltd.(1)	17,380	1,944,474
Axis Capital Holdings Ltd.	3,725	296,547
Brown & Brown, Inc.	12,860	1,332,296
Cincinnati Financial Corp.	7,361	1,001,979
Everest Group Ltd.	2,048	802,468
First American Financial Corp.	5,360	353,814
Globe Life, Inc.	4,318	457,319
Hanover Insurance Group, Inc.	1,755	259,933
Hartford Financial Services Group, Inc.	14,115	1,660,065
Kinsale Capital Group, Inc.	1,008	469,295
Lincoln National Corp.	8,383	264,148
Old Republic International Corp.	12,067	427,413
Primerica, Inc.	1,637	434,051
Principal Financial Group, Inc.	11,157	958,386
Prudential Financial, Inc.	16,924	2,049,497
Reinsurance Group of America, Inc.	3,137	683,458
RenaissanceRe Holdings Ltd.	2,425	660,570
Ryan Specialty Holdings, Inc.	5,015	332,946
Selective Insurance Group, Inc.	2,724	254,149
Unum Group	8,992	534,485
W.R. Berkley Corp.	14,442	819,295
White Mountains Insurance Group Ltd.	111	188,278
Willis Towers Watson PLC	4,876	1,436,128
		$20,443,252
Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(1)	29,881	$967,248
Snap, Inc., Class A(1)	52,490	561,643
ZoomInfo Technologies, Inc.(1)	13,502	139,341
		$1,668,232
IT Services — 2.5%
Akamai Technologies, Inc.(1)	7,571	$764,292
Amdocs Ltd.	5,901	516,220

5
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
IT Services (continued)
Cloudflare, Inc., Class A(1)	14,978	$ 1,211,570
Cognizant Technology Solutions Corp., Class A	25,136	1,939,997
EPAM Systems, Inc.(1)	2,839	565,046
Gartner, Inc.(1)	3,795	1,923,154
Kyndryl Holdings, Inc.(1)	11,492	264,086
MongoDB, Inc.(1)	3,584	968,934
Okta, Inc.(1)	8,020	596,207
Snowflake, Inc., Class A(1)	15,184	1,744,034
Twilio, Inc., Class A(1)	8,193	534,348
VeriSign, Inc.(1)	4,488	852,541
		$11,880,429
Leisure Products — 0.2%
Brunswick Corp.	3,466	$290,520
Hasbro, Inc.	6,036	436,524
Mattel, Inc.(1)	14,864	283,159
		$1,010,203
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.	14,233	$2,113,317
Avantor, Inc.(1)	35,543	919,497
Bio-Rad Laboratories, Inc., Class A(1)	985	329,561
Bio-Techne Corp.	8,376	669,494
Bruker Corp.	5,375	371,198
Charles River Laboratories International, Inc.(1)	2,733	538,319
Illumina, Inc.(1)	8,513	1,110,180
IQVIA Holdings, Inc.(1)	8,767	2,077,516
Medpace Holdings, Inc.(1)	1,332	444,622
Mettler-Toledo International, Inc.(1)	1,103	1,654,169
Repligen Corp.(1)	2,790	415,208
Revvity, Inc.	6,601	843,278
Waters Corp.(1)	3,180	1,144,450
West Pharmaceutical Services, Inc.	3,890	1,167,622
		$13,798,431
Machinery — 5.3%
AGCO Corp.	3,783	$370,204
Allison Transmission Holdings, Inc.	4,930	473,625
Chart Industries, Inc.(1)(2)	2,310	286,763
CNH Industrial NV	45,814	508,535
Cummins, Inc.	6,720	2,175,869
Donaldson Co., Inc.	6,795	500,792
Dover Corp.	7,443	1,427,121
ESAB Corp.	2,989	317,761
Federal Signal Corp.	3,382	316,082
Flowserve Corp.	6,967	360,124
Fortive Corp.	18,916	1,493,040
Franklin Electric Co., Inc.	2,335	244,755
Graco, Inc.	9,498	831,170
IDEX Corp.	4,285	919,133
Ingersoll Rand, Inc.	20,161	1,979,004
Security	Shares	Value
Machinery (continued)
ITT, Inc.	4,510	$ 674,290
Lincoln Electric Holdings, Inc.	3,161	606,975
Middleby Corp.(1)	3,181	442,573
Mueller Industries, Inc.	5,893	436,671
Nordson Corp.	2,915	765,566
Oshkosh Corp.	3,681	368,873
Otis Worldwide Corp.	19,993	2,078,072
Pentair PLC	9,377	916,977
Snap-on, Inc.	2,966	859,280
SPX Technologies, Inc.(1)	2,373	378,399
Stanley Black & Decker, Inc.	8,695	957,580
Timken Co.	3,590	302,601
Toro Co.	5,898	511,534
Watts Water Technologies, Inc., Class A	1,568	324,874
Westinghouse Air Brake Technologies Corp.	9,155	1,664,104
Xylem, Inc.	12,280	1,658,168
		$25,150,515
Media — 1.5%
Charter Communications, Inc., Class A(1)	4,938	$1,600,307
Interpublic Group of Cos., Inc.	20,734	655,816
Liberty Broadband Corp., Class C(1)	6,565	507,409
New York Times Co., Class A	9,129	508,211
Nexstar Media Group, Inc.	1,763	291,512
Omnicom Group, Inc.	10,558	1,091,592
Paramount Global, Class B	33,036	350,842
Trade Desk, Inc., Class A(1)	21,775	2,387,629
		$7,393,318
Metals & Mining — 1.1%
ATI, Inc.(1)	10,471	$700,615
Commercial Metals Co.	10,622	583,785
Nucor Corp.	11,784	1,771,606
Reliance, Inc.	3,400	983,314
Steel Dynamics, Inc.	8,534	1,075,967
		$5,115,287
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.(2)	34,989	$365,985
Annaly Capital Management, Inc.(2)	23,916	479,994
Rithm Capital Corp.	23,037	261,470
Starwood Property Trust, Inc.	14,216	289,722
		$1,397,171
Multi-Utilities — 2.7%
Ameren Corp.	14,774	$1,292,134
CMS Energy Corp.	16,511	1,166,172
Consolidated Edison, Inc.	17,739	1,847,162
Dominion Energy, Inc.	40,655	2,349,453
DTE Energy Co.	11,351	1,457,582

6
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Multi-Utilities (continued)
NiSource, Inc.	24,840	$ 860,706
Public Service Enterprise Group, Inc.	24,883	2,219,812
WEC Energy Group, Inc.	16,571	1,593,799
		$ 12,786,820
Office REITs — 0.3%
BXP, Inc.	8,713	$ 701,048
COPT Defense Properties	6,237	189,168
Vornado Realty Trust	9,422	371,227
		$1,261,443
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,229	$346,988
		$346,988
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	8,734	$394,864
American Airlines Group, Inc.(1)(2)	44,451	499,629
Delta Air Lines, Inc.	34,713	1,763,074
		$2,657,567
Personal Care Products — 0.8%
BellRing Brands, Inc.(1)	6,049	$367,295
Coty, Inc., Class A(1)	16,297	153,029
e.l.f. Beauty, Inc.(1)	2,500	272,575
Estee Lauder Cos., Inc., Class A	10,645	1,061,200
Kenvue, Inc.	89,414	2,068,146
		$3,922,245
Pharmaceuticals — 0.5%
Catalent, Inc.(1)	9,451	$572,447
Elanco Animal Health, Inc.(1)	26,230	385,319
Jazz Pharmaceuticals PLC(1)	3,278	365,202
Organon & Co.	13,050	249,646
Royalty Pharma PLC, Class A	20,549	581,331
		$2,153,945
Professional Services — 3.0%
Booz Allen Hamilton Holding Corp.	6,941	$1,129,717
Broadridge Financial Solutions, Inc.	5,946	1,278,568
Dayforce, Inc.(1)(2)	7,859	481,364
Equifax, Inc.	6,207	1,823,989
ExlService Holdings, Inc.(1)	7,304	278,647
Exponent, Inc.	2,688	309,873
FTI Consulting, Inc.(1)	1,905	433,502
Genpact Ltd.	7,867	308,465
Maximus, Inc.	3,115	290,193
Parsons Corp.(1)	2,069	214,514
Paychex, Inc.	16,005	2,147,711
Paycom Software, Inc.	2,566	427,419
Security	Shares	Value
Professional Services (continued)
Paylocity Holding Corp.(1)	2,121	$ 349,901
Robert Half, Inc.	5,806	391,382
Science Applications International Corp.	2,432	338,705
SS&C Technologies Holdings, Inc.	10,870	806,663
TransUnion	10,551	1,104,690
TriNet Group, Inc.	1,835	177,940
Verisk Analytics, Inc.	7,180	1,923,953
		$ 14,217,196
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A(1)	15,564	$1,937,407
CoStar Group, Inc.(1)	20,875	1,574,810
Jones Lang LaSalle, Inc.(1)	2,619	706,632
Zillow Group, Inc., Class C(1)	10,594	676,427
		$4,895,276
Residential REITs — 1.8%
AvalonBay Communities, Inc.	7,311	$1,646,803
Camden Property Trust	5,838	721,168
Equity LifeStyle Properties, Inc.	9,906	706,694
Equity Residential	19,767	1,471,851
Essex Property Trust, Inc.	3,543	1,046,673
Mid-America Apartment Communities, Inc.	6,452	1,025,223
Sun Communities, Inc.	6,838	924,155
UDR, Inc.	18,218	826,004
		$8,368,571
Retail REITs — 0.7%
Brixmor Property Group, Inc.	16,628	$463,256
Federal Realty Investment Trust	4,563	524,608
Kimco Realty Corp.	36,715	852,522
Kite Realty Group Trust	12,106	321,535
NNN REIT, Inc.	10,113	490,380
Regency Centers Corp.	10,196	736,457
		$3,388,758
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(1)	6,700	$156,110
Cirrus Logic, Inc.(1)	2,699	335,243
Enphase Energy, Inc.(1)	5,772	652,351
Entegris, Inc.	7,601	855,341
First Solar, Inc.(1)	4,450	1,110,008
Lattice Semiconductor Corp.(1)	6,887	365,493
MKS Instruments, Inc.	3,677	399,727
Monolithic Power Systems, Inc.	2,298	2,124,501
ON Semiconductor Corp.(1)	21,683	1,574,403
Onto Innovation, Inc.(1)	2,475	513,711
Qorvo, Inc.(1)	4,807	496,563
Rambus, Inc.(1)	5,423	228,959
Skyworks Solutions, Inc.	8,098	799,839

7
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	7,781	$ 1,042,109
Universal Display Corp.	2,210	463,879
		$ 11,118,237
Software — 5.8%
Altair Engineering, Inc., Class A(1)	2,668	$ 254,821
ANSYS, Inc.(1)	4,403	1,402,928
AppFolio, Inc., Class A(1)	985	231,869
AppLovin Corp., Class A(1)	9,463	1,235,395
Aspen Technology, Inc.(1)	1,361	325,034
Atlassian Corp., Class A(1)	7,996	1,269,845
Autodesk, Inc.(1)	10,175	2,803,009
Bill Holdings, Inc.(1)	4,750	250,610
CCC Intelligent Solutions Holdings, Inc.(1)	17,115	189,121
Clearwater Analytics Holdings, Inc., Class A(1)	7,268	183,517
Commvault Systems, Inc.(1)	2,153	331,239
Confluent, Inc., Class A(1)	10,894	222,020
Datadog, Inc., Class A(1)	14,780	1,700,587
DocuSign, Inc.(1)	10,261	637,105
Dolby Laboratories, Inc., Class A	2,976	227,753
Dropbox, Inc., Class A(1)	12,128	308,415
Dynatrace, Inc.(1)	12,748	681,635
Elastic NV(1)	4,223	324,157
Fair Isaac Corp.(1)	1,186	2,305,015
Fortinet, Inc.(1)	30,536	2,368,067
Gen Digital, Inc.	28,820	790,533
Guidewire Software, Inc.(1)	4,169	762,677
HashiCorp, Inc., Class A(1)	7,570	256,320
HubSpot, Inc.(1)	2,473	1,314,647
Manhattan Associates, Inc.(1)	3,083	867,494
Nutanix, Inc., Class A(1)	11,483	680,368
PTC, Inc.(1)	5,995	1,083,057
Qualys, Inc.(1)	1,711	219,795
SentinelOne, Inc., Class A(1)	13,560	324,355
Smartsheet, Inc., Class A(1)	6,625	366,760
SPS Commerce, Inc.(1)	1,768	343,293
Tenable Holdings, Inc.(1)	5,918	239,797
Tyler Technologies, Inc.(1)	2,135	1,246,242
Varonis Systems, Inc.(1)	5,451	307,981
Zoom Video Communications, Inc., Class A(1)	13,163	917,988
Zscaler, Inc.(1)	4,563	779,999
		$27,753,448
Specialized REITs — 2.1%
Crown Castle, Inc.	21,040	$2,495,975
CubeSmart	12,402	667,600
Extra Space Storage, Inc.	10,585	1,907,311
Iron Mountain, Inc.	14,721	1,749,296
Lamar Advertising Co., Class A	4,841	646,758
SBA Communications Corp.	5,920	1,424,944
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	31,982	$ 1,082,911
		$ 9,974,795
Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A(1)	2,448	$ 342,475
Asbury Automotive Group, Inc.(1)	846	201,847
AutoNation, Inc.(1)	1,286	230,091
Bath & Body Works, Inc.	10,806	344,928
Best Buy Co., Inc.	9,100	940,030
Burlington Stores, Inc.(1)	2,897	763,302
CarMax, Inc.(1)	7,369	570,213
Carvana Co.(1)	5,146	895,970
Chewy, Inc., Class A(1)	5,870	171,932
Dick's Sporting Goods, Inc.	2,720	567,664
Five Below, Inc.(1)	2,377	210,008
Floor & Decor Holdings, Inc., Class A(1)	5,150	639,476
GameStop Corp., Class A(1)	13,099	300,360
Gap, Inc.	10,859	239,441
Lithia Motors, Inc., Class A	1,253	398,003
Penske Automotive Group, Inc.	761	123,602
RH(1)	650	217,380
Signet Jewelers Ltd.(2)	2,096	216,181
Tractor Supply Co.	5,023	1,461,341
Ulta Beauty, Inc.(1)	2,195	854,118
Williams-Sonoma, Inc.	5,678	879,636
		$10,567,998
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	65,577	$1,341,705
HP, Inc.	48,396	1,735,965
NetApp, Inc.	10,407	1,285,369
Pure Storage, Inc., Class A(1)	15,477	777,564
Seagate Technology Holdings PLC	10,581	1,158,937
Super Micro Computer, Inc.(1)	2,492	1,037,669
Western Digital Corp.(1)	17,015	1,161,954
		$8,499,163
Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	1,365	$113,554
Crocs, Inc.(1)	2,767	400,689
Deckers Outdoor Corp.(1)	7,056	1,125,079
Levi Strauss & Co., Class A	4,324	94,263
lululemon Athletica, Inc.(1)	5,010	1,359,463
PVH Corp.	2,744	276,678
Ralph Lauren Corp.	1,919	372,037
Skechers USA, Inc., Class A(1)	6,206	415,306
Tapestry, Inc.	11,177	525,095
VF Corp.(2)	16,704	333,245
		$5,015,409

8
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Trading Companies & Distributors — 2.7%
Air Lease Corp.	5,418	$ 245,381
Applied Industrial Technologies, Inc.	2,159	481,738
Beacon Roofing Supply, Inc.(1)	2,822	243,905
Boise Cascade Co.	1,907	268,849
Core & Main, Inc., Class A(1)	9,299	412,876
Fastenal Co.	26,688	1,906,057
Ferguson Enterprises, Inc.	9,345	1,855,637
FTAI Aviation Ltd.	5,614	746,101
GATX Corp.	2,041	270,330
MSC Industrial Direct Co., Inc., Class A	2,216	190,709
SiteOne Landscape Supply, Inc.(1)	1,963	296,236
United Rentals, Inc.	3,186	2,579,800
W.W. Grainger, Inc.	2,065	2,145,143
Watsco, Inc.	1,981	974,414
WESCO International, Inc.	2,239	376,107
		$12,993,283
Water Utilities — 0.4%
American Water Works Co., Inc.	10,553	$1,543,271
Essential Utilities, Inc.	15,179	585,454
		$2,128,725
Total Common Stocks (identified cost $363,233,413)		$476,840,092

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Short-Term Investments — 0.2%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(6)	301,662	$ 301,662
Total Affiliated Fund (identified cost $301,662)		$ 301,662
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(7)	505,152	$ 505,152
Total Securities Lending Collateral (identified cost $505,152)		$ 505,152
Total Short-Term Investments (identified cost $806,814)		$ 806,814
Total Investments — 100.1% (identified cost $364,042,879)		$477,649,558
Other Assets, Less Liabilities — (0.1)%		$ (386,166)
Net Assets — 100.0%		$477,263,392

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $4,983,144.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of September 30, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$2,652

9
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
10
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $363,741,217) - including $4,983,144 of securities on loan	$477,347,896
Investments in securities of affiliated issuers, at value (identified cost $301,662)	301,662
Cash	2,321
Cash denominated in foreign currency, at value (cost $1,071)	1,205
Receivable for capital shares sold	362,021
Dividends receivable	461,848
Dividends receivable - affiliated	2,460
Securities lending income receivable	574
Receivable from affiliates	61,367
Directors' deferred compensation plan	49,527
Total assets	$478,590,881
Liabilities
Payable for capital shares redeemed	$466,722
Deposits for securities loaned	505,152
Payable to affiliates:
Investment advisory fee	45,848
Administrative fee	45,920
Distribution and service fees	13,980
Sub-transfer agency fee	14,376
Directors' deferred compensation plan	49,527
Payable for transfer agency fees and expenses	69,872
Accrued expenses	116,092
Total liabilities	$1,327,489
Net Assets	$477,263,392
Sources of Net Assets
Paid-in capital	$377,570,036
Distributable earnings	99,693,356
Net Assets	$477,263,392
Class A Shares
Net Assets	$68,132,019
Shares Outstanding	1,626,617
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$41.89
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$43.98
Class I Shares
Net Assets	$362,980,977
Shares Outstanding	8,568,105
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$42.36
11
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class R6 Shares
Net Assets	$46,150,396
Shares Outstanding	1,090,964
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$42.30

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $3,187)	$6,292,384
Dividend income - affiliated issuers	30,621
Interest income	1,430
Securities lending income, net	42,119
Total investment income	$6,366,554
Expenses
Investment advisory fee	$524,629
Administrative fee	524,629
Distribution and service fees:
Class A	163,394
Directors' fees and expenses	26,508
Custodian fees	18,509
Transfer agency fees and expenses	382,347
Accounting fees	101,220
Professional fees	54,406
Registration fees	90,100
Reports to shareholders	33,052
Miscellaneous	53,690
Total expenses	$1,972,484
Waiver and/or reimbursement of expenses by affiliates	$(752,167)
Net expenses	$1,220,317
Net investment income	$5,146,237
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$5,065,773
Net realized gain	$5,065,773
Change in unrealized appreciation (depreciation):
Investment securities	$95,981,274
Foreign currency	61
Net change in unrealized appreciation (depreciation)	$95,981,335
Net realized and unrealized gain	$101,047,108
Net increase in net assets from operations	$106,193,345
13
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,146,237	$4,861,606
Net realized gain (loss)	5,065,773	(8,313,011)
Net change in unrealized appreciation (depreciation)	95,981,335	43,244,417
Net increase in net assets from operations	$106,193,345	$39,793,012
Distributions to shareholders:
Class A	$(554,786)	$(496,609)
Class I	(3,622,252)	(2,821,761)
Class R6	(364,759)	(367,107)
Total distributions to shareholders	$(4,541,797)	$(3,685,477)
Capital share transactions:
Class A	$(8,403,855)	$6,925,518
Class I	(40,041,144)	19,500,947
Class R6	6,877,344	28,748,441
Net increase (decrease) in net assets from capital share transactions	$(41,567,655)	$55,174,906
Net increase in net assets	$60,083,893	$91,282,441
Net Assets
At beginning of year	$417,179,499	$325,897,058
At end of year	$477,263,392	$417,179,499
14
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$33.17	$29.95	$39.02	$29.17	$26.80
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.33	$0.25	$0.22	$0.28
Net realized and unrealized gain (loss)	8.67	3.15	(8.25)	10.47	2.54
Total income (loss) from operations	$9.03	$3.48	$(8.00)	$10.69	$2.82
Less Distributions
From net investment income	$(0.31)	$(0.26)	$(0.14)	$(0.19)	$(0.18)
From net realized gain	—	—	(0.93)	(0.65)	(0.27)
Total distributions	$(0.31)	$(0.26)	$(1.07)	$(0.84)	$(0.45)
Net asset value — End of year	$41.89	$33.17	$29.95	$39.02	$29.17
Total Return(2)	27.35%	11.63%	(21.17)%	37.14%	10.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$68,132	$61,388	$48,932	$50,682	$14,803
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.67%	0.67%	0.66%	0.68%	0.77%
Net expenses	0.49%(4)	0.49%(4)	0.49%(4)	0.49%	0.49%
Net investment income	0.96%	0.97%	0.70%	0.57%	1.03%
Portfolio Turnover	28%	25%	26%	26%	31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$33.55	$30.27	$39.39	$29.42	$27.04
Income (Loss) From Operations
Net investment income(1)	$0.46	$0.41	$0.35	$0.31	$0.34
Net realized and unrealized gain (loss)	8.75	3.19	(8.34)	10.57	2.57
Total income (loss) from operations	$9.21	$3.60	$(7.99)	$10.88	$2.91
Less Distributions
From net investment income	$(0.40)	$(0.32)	$(0.20)	$(0.26)	$(0.26)
From net realized gain	—	—	(0.93)	(0.65)	(0.27)
Total distributions	$(0.40)	$(0.32)	$(1.13)	$(0.91)	$(0.53)
Net asset value — End of year	$42.36	$33.55	$30.27	$39.39	$29.42
Total Return(2)	27.61%	11.92%	(20.97)%	37.49%	10.91%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$362,981	$325,322	$276,747	$262,918	$83,065
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.42%	0.42%	0.42%	0.43%	0.52%
Net expenses	0.24%(4)	0.24%(4)	0.24%(4)	0.24%	0.24%
Net investment income	1.21%	1.21%	0.96%	0.83%	1.27%
Portfolio Turnover	28%	25%	26%	26%	31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,		Period Ended September 30, 2022(1)
	2024	2023
Net asset value — Beginning of period	$33.50	$30.27	$37.87
Income (Loss) From Operations
Net investment income(2)	$0.48	$0.44	$0.31
Net realized and unrealized gain (loss)	8.74	3.17	(7.91)
Total income (loss) from operations	$9.22	$3.61	$(7.60)
Less Distributions
From net investment income	$(0.42)	$(0.38)	$ —
Total distributions	$(0.42)	$(0.38)	$ —
Net asset value — End of period	$42.30	$33.50	$30.27
Total Return(3)	27.70%	11.91%	(20.04)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,150	$30,470	$218
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.38%	0.38%	0.38%(6)
Net expenses	0.20%(7)	0.20%(7)	0.20%(6)(7)
Net investment income	1.26%	1.29%	1.40%(6)
Portfolio Turnover	28%	25%	26%(4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
17
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
18

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$476,840,092(2)	$ —	$ —	$476,840,092
Rights	—	—	2,652	2,652
Short-Term Investments:
Affiliated Fund	301,662	—	—	301,662
Securities Lending Collateral	505,152	—	—	505,152
Total Investments	$477,646,906	$ —	$2,652	$477,649,558

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $524,629.
19

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $921 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.20% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $751,246.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $524,629.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $163,394 for Class A shares.
The Fund was informed that EVD received $7,035 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the year ended September 30, 2024.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $55,836 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $123,042,791 and $163,324,792, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$4,541,797	$3,685,477
During the year ended September 30, 2024, distributable earnings was decreased by $480,926 and paid-in capital was increased by $480,926 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
20

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$3,619,398
Deferred capital losses	(9,378,049)
Net unrealized appreciation	105,452,007
Distributable earnings	$99,693,356
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $9,378,049 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $9,109,503 are short-term and $268,546 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$372,197,684
Gross unrealized appreciation	$122,089,142
Gross unrealized depreciation	(16,637,268)
Net unrealized appreciation	$105,451,874
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan was $4,983,144 and the total value of collateral received was $5,123,396, comprised of cash of $505,152 and U.S. government and/or agencies securities of $4,618,244.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$505,152	$ —	$ —	$ —	$505,152
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
21

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
7  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $301,662, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$469,965	$46,063,247	$(46,231,550)	$ —	$ —	$301,662	$30,621	301,662
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	573,731	$21,213,908	819,922	$27,105,188
Reinvestment of distributions	13,111	481,955	12,333	404,284
Shares redeemed	(810,660)	(30,099,718)	(615,394)	(20,583,954)
Net increase (decrease)	(223,818)	$(8,403,855)	216,861	$6,925,518
Class I
Shares sold	1,648,587	$62,340,320	3,907,417	$132,196,691
Reinvestment of distributions	76,521	2,839,706	62,187	2,057,156
Shares redeemed	(2,854,949)	(105,221,170)	(3,414,268)	(114,752,900)
Net increase (decrease)	(1,129,841)	$(40,041,144)	555,336	$19,500,947
Class R6
Shares sold	375,256	$14,251,825	1,112,589	$36,078,998
Reinvestment of distributions	9,848	364,759	11,114	367,107
Shares redeemed	(203,581)	(7,739,240)	(221,467)	(7,697,664)
Net increase	181,523	$6,877,344	902,236	$28,748,441
22

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Responsible Index Series, Inc. and Shareholders of Calvert US Mid-Cap Core Responsible Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert US Mid-Cap Core Responsible Index Fund (the “Fund”) (one of the funds constituting Calvert Responsible Index Series, Inc.), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
23

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $5,664,174, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 99.92% qualifies for the corporate dividends received deduction.
24

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Mid-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023.  This performance data indicated that the Fund had equaled the median of its peer universe for the one-year period ended December 31, 2023, the Fund had underperformed the median of its peer universe for the three-year period ended December 31, 2023, and the Fund had outperformed the median of its peer universe for the five-year period ended December 31, 2023.  This performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2023.  The Board took into account management’s discussion of the Fund’s performance.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”)and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the
26

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval

respective median of the Fund’s expense universe.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

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CMJAX-NCSR 9.30.24

Calvert
US Large-Cap Core Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
US Large-Cap Core Responsible Index Fund

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.(1)	11,478	$ 4,586,609
Curtiss-Wright Corp.	6,678	2,194,992
General Electric Co.	162,307	30,607,854
HEICO Corp.	16,415	4,292,194
Hexcel Corp.	14,542	899,132
Moog, Inc., Class A	4,502	909,494
Woodward, Inc.	7,808	1,339,150
		$ 44,829,425
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	18,195	$2,008,182
Expeditors International of Washington, Inc.	19,162	2,517,887
FedEx Corp.	32,067	8,776,097
GXO Logistics, Inc.(1)	14,264	742,726
United Parcel Service, Inc., Class B	103,385	14,095,511
		$28,140,403
Automobile Components — 0.1%
Aptiv PLC(1)	37,983	$2,735,156
Autoliv, Inc.	10,909	1,018,573
BorgWarner, Inc.	34,215	1,241,662
Lear Corp.	8,990	981,259
Modine Manufacturing Co.(1)	7,051	936,302
		$6,912,952
Automobiles — 1.8%
Ford Motor Co.	557,753	$5,889,872
General Motors Co.	157,621	7,067,726
Harley-Davidson, Inc.	17,804	685,988
Rivian Automotive, Inc., Class A(1)(2)	90,919	1,020,111
Tesla, Inc.(1)	336,213	87,963,407
Thor Industries, Inc.	6,696	735,823
		$103,362,927
Banks — 4.0%
Bank of America Corp.	924,737	$36,693,564
Bank OZK	12,536	538,923
BOK Financial Corp.	2,833	296,388
Cadence Bank	25,939	826,157
Citigroup, Inc.	270,801	16,952,142
Citizens Financial Group, Inc.	70,924	2,912,849
Comerica, Inc.	21,543	1,290,641
Commerce Bancshares, Inc.	20,897	1,241,282
Cullen/Frost Bankers, Inc.	10,212	1,142,314
East West Bancorp, Inc.	19,690	1,629,151
F.N.B. Corp.	52,079	734,835
Fifth Third Bancorp	103,356	4,427,771
First Citizens Bancshares, Inc., Class A	1,638	3,015,476
Security	Shares	Value
Banks (continued)
First Horizon Corp.	80,133	$ 1,244,465
Home BancShares, Inc.	22,755	616,433
Huntington Bancshares, Inc.	219,142	3,221,387
JPMorgan Chase & Co.	340,202	71,734,994
KeyCorp	139,902	2,343,358
M&T Bank Corp.	25,239	4,495,571
Old National Bancorp	43,636	814,248
Pinnacle Financial Partners, Inc.	9,343	915,334
PNC Financial Services Group, Inc.	57,745	10,674,163
Popular, Inc.	9,320	934,516
Prosperity Bancshares, Inc.	12,231	881,488
Regions Financial Corp.	142,291	3,319,649
SouthState Corp.	12,620	1,226,412
Synovus Financial Corp.	25,700	1,142,879
Truist Financial Corp.	196,380	8,399,173
U.S. Bancorp	228,390	10,444,275
Webster Financial Corp.	24,164	1,126,284
Wells Fargo & Co.	494,964	27,960,516
Western Alliance Bancorp	14,818	1,281,609
Wintrust Financial Corp.	10,651	1,155,953
Zions Bancorp NA	19,408	916,446
		$226,550,646
Beverages — 1.5%
Celsius Holdings, Inc.(1)	23,787	$745,960
Coca-Cola Co.	529,544	38,053,032
Coca-Cola Consolidated, Inc.	885	1,165,014
Keurig Dr. Pepper, Inc.	173,213	6,492,023
Monster Beverage Corp.(1)	122,954	6,414,510
PepsiCo, Inc.	194,592	33,090,370
		$85,960,909
Biotechnology — 2.4%
AbbVie, Inc.	229,400	$45,301,912
Alnylam Pharmaceuticals, Inc.(1)	16,124	4,434,584
Amgen, Inc.	69,176	22,289,199
Apellis Pharmaceuticals, Inc.(1)	14,184	409,067
Biogen, Inc.(1)	19,710	3,820,586
BioMarin Pharmaceutical, Inc.(1)	23,428	1,646,754
Blueprint Medicines Corp.(1)	9,135	844,987
Bridgebio Pharma, Inc.(1)	28,000	712,880
Exact Sciences Corp.(1)(2)	25,895	1,763,967
Exelixis, Inc.(1)	40,744	1,057,307
Gilead Sciences, Inc.	161,508	13,540,831
Halozyme Therapeutics, Inc.(1)	13,274	759,804
Incyte Corp.(1)	22,316	1,475,088
Ionis Pharmaceuticals, Inc.(1)	19,122	766,027
Moderna, Inc.(1)	43,220	2,888,393
Neurocrine Biosciences, Inc.(1)	11,567	1,332,750
Regeneron Pharmaceuticals, Inc.(1)	14,075	14,796,203
Sarepta Therapeutics, Inc.(1)	12,073	1,507,797

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Biotechnology (continued)
United Therapeutics Corp.(1)	5,550	$ 1,988,842
Vertex Pharmaceuticals, Inc.(1)	33,393	15,530,416
		$ 136,867,394
Broadline Retail — 3.5%
Amazon.com, Inc.(1)	1,046,434	$ 194,982,047
eBay, Inc.	57,764	3,761,014
Etsy, Inc.(1)	16,765	930,961
Macy's, Inc.	31,445	493,372
Ollie's Bargain Outlet Holdings, Inc.(1)	7,116	691,675
		$200,859,069
Building Products — 1.1%
A.O. Smith Corp.	16,483	$1,480,668
AAON, Inc.	13,299	1,434,164
Advanced Drainage Systems, Inc.	9,669	1,519,580
Allegion PLC	11,900	1,734,306
Armstrong World Industries, Inc.	5,039	662,276
AZEK Co., Inc.(1)	17,500	819,000
Carlisle Cos., Inc.	14,302	6,432,325
Carrier Global Corp.	135,114	10,875,326
Fortune Brands Innovations, Inc.	17,279	1,546,989
Johnson Controls International PLC	107,828	8,368,531
Lennox International, Inc.	5,484	3,313,926
Masco Corp.	23,254	1,951,941
Owens Corning	27,621	4,875,659
Simpson Manufacturing Co., Inc.	5,298	1,013,348
Trane Technologies PLC	36,250	14,091,462
Trex Co., Inc.(1)	14,931	994,106
UFP Industries, Inc.	5,762	756,032
Zurn Elkay Water Solutions Corp., Class C	20,000	718,800
		$62,588,439
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	5,309	$943,940
Ameriprise Financial, Inc.	14,117	6,632,308
Ares Management Corp., Class A	26,631	4,150,175
Bank of New York Mellon Corp.	110,357	7,930,254
BlackRock, Inc.	20,927	19,870,396
Blackstone, Inc.	103,018	15,775,146
Blue Owl Capital, Inc.	64,997	1,258,342
Carlyle Group, Inc.	24,373	1,049,502
Cboe Global Markets, Inc.	13,736	2,814,094
Charles Schwab Corp.	210,767	13,659,809
CME Group, Inc.	51,101	11,275,436
Coinbase Global, Inc., Class A(1)	27,864	4,964,529
Evercore, Inc., Class A	3,812	965,732
FactSet Research Systems, Inc.	4,345	1,998,048
Franklin Resources, Inc.	47,893	965,044
Goldman Sachs Group, Inc.	45,517	22,535,922
Hamilton Lane, Inc., Class A	6,000	1,010,340
Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc.	5,612	$ 886,808
Interactive Brokers Group, Inc., Class A	14,226	1,982,535
Intercontinental Exchange, Inc.	80,988	13,009,912
Invesco Ltd.	58,955	1,035,250
Janus Henderson Group PLC	19,013	723,825
Jefferies Financial Group, Inc.	26,725	1,644,924
KKR & Co., Inc.	98,023	12,799,843
LPL Financial Holdings, Inc.	10,812	2,515,196
MarketAxess Holdings, Inc.	4,905	1,256,661
Moody's Corp.	20,534	9,745,231
Morningstar, Inc.	3,966	1,265,630
MSCI, Inc.	10,408	6,067,136
Nasdaq, Inc.	56,535	4,127,620
Northern Trust Corp.	25,730	2,316,472
Raymond James Financial, Inc.	24,578	3,009,822
S&P Global, Inc.	40,276	20,807,387
SEI Investments Co.	14,768	1,021,798
State Street Corp.	43,251	3,826,416
Stifel Financial Corp.	17,068	1,602,685
T. Rowe Price Group, Inc.	30,454	3,317,354
TPG, Inc.	5,926	341,101
Tradeweb Markets, Inc., Class A	17,457	2,158,907
		$213,261,530
Chemicals — 1.6%
Air Products and Chemicals, Inc.	35,452	$10,555,479
Arcadium Lithium PLC(1)	414,197	1,180,462
Ashland, Inc.	9,807	852,915
Axalta Coating Systems Ltd.(1)	33,822	1,224,018
Balchem Corp.	6,341	1,116,016
Cabot Corp.	11,242	1,256,518
Celanese Corp.	15,697	2,134,164
Eastman Chemical Co.	19,490	2,181,906
Ecolab, Inc.	40,800	10,417,464
Element Solutions, Inc.	26,684	724,737
FMC Corp.	23,761	1,566,800
International Flavors & Fragrances, Inc.	36,918	3,873,806
Linde PLC	67,876	32,367,349
Mosaic Co.	60,550	1,621,529
PPG Industries, Inc.	37,505	4,967,912
Sherwin-Williams Co.	37,428	14,285,145
		$90,326,220
Commercial Services & Supplies — 0.8%
Brink's Co.	5,621	$650,012
Casella Waste Systems, Inc., Class A(1)	8,277	823,479
Cintas Corp.	40,748	8,389,198
Clean Harbors, Inc.(1)	6,088	1,471,530
Copart, Inc.(1)	109,029	5,713,120
MSA Safety, Inc.	4,618	818,956
Republic Services, Inc.	28,958	5,815,925

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	36,225	$ 1,832,260
Stericycle, Inc.(1)	12,085	737,185
Tetra Tech, Inc.	39,920	1,882,627
Veralto Corp.	26,459	2,959,704
Waste Management, Inc.	56,611	11,752,444
		$ 42,846,440
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	31,285	$ 12,007,809
Ciena Corp.(1)	16,458	1,013,648
Cisco Systems, Inc.	492,988	26,236,821
F5, Inc.(1)	8,244	1,815,329
Juniper Networks, Inc.	37,122	1,447,016
Motorola Solutions, Inc.	20,924	9,408,058
		$51,928,681
Construction & Engineering — 0.3%
AECOM	16,411	$1,694,764
API Group Corp.(1)	29,281	966,859
Comfort Systems USA, Inc.	5,777	2,255,052
Dycom Industries, Inc.(1)	3,969	782,290
EMCOR Group, Inc.	7,120	3,065,373
MasTec, Inc.(1)	10,386	1,278,517
Quanta Services, Inc.	20,445	6,095,677
Valmont Industries, Inc.	3,406	987,570
WillScot Holdings Corp.(1)	19,834	745,758
		$17,871,860
Construction Materials — 0.5%
CRH PLC	166,942	$15,482,201
Summit Materials, Inc., Class A(1)	38,461	1,501,133
Vulcan Materials Co.	42,881	10,738,689
		$27,722,023
Consumer Finance — 0.8%
Ally Financial, Inc.	42,829	$1,524,284
American Express Co.	82,075	22,258,740
Capital One Financial Corp.	55,933	8,374,848
Credit Acceptance Corp.(1)	584	258,957
Discover Financial Services	33,771	4,737,734
FirstCash Holdings, Inc.	5,630	646,324
OneMain Holdings, Inc.	16,018	753,967
SLM Corp.	22,631	517,571
SoFi Technologies, Inc.(1)(2)	118,404	930,655
Synchrony Financial	58,171	2,901,570
		$42,904,650
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	49,533	$915,370
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,369,910
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Casey's General Stores, Inc.	5,243	$ 1,969,848
Costco Wholesale Corp.	51,648	45,786,985
Dollar General Corp.	23,614	1,997,036
Dollar Tree, Inc.(1)	27,373	1,924,869
Kroger Co.	118,319	6,779,679
Performance Food Group Co.(1)	25,075	1,965,128
Sprouts Farmers Market, Inc.(1)	17,485	1,930,519
Sysco Corp.	81,086	6,329,573
Target Corp.	52,455	8,175,636
U.S. Foods Holding Corp.(1)	40,557	2,494,255
Walmart, Inc.	506,024	40,861,438
		$122,500,246
Containers & Packaging — 0.4%
Amcor PLC	231,372	$2,621,445
AptarGroup, Inc.	8,864	1,419,924
Avery Dennison Corp.	12,733	2,810,937
Ball Corp.	45,520	3,091,263
Berry Global Group, Inc.	22,280	1,514,594
Crown Holdings, Inc.	16,049	1,538,778
Graphic Packaging Holding Co.	54,728	1,619,402
Packaging Corp. of America	14,121	3,041,663
Sealed Air Corp.	29,677	1,077,275
Silgan Holdings, Inc.	7,723	405,458
Smurfit WestRock PLC	83,004	4,102,058
Sonoco Products Co.	16,517	902,324
		$24,145,121
Distributors — 0.1%
Genuine Parts Co.	18,010	$2,515,636
LKQ Corp.	29,890	1,193,209
Pool Corp.	4,776	1,799,597
		$5,508,442
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	8,169	$1,144,722
Duolingo, Inc.(1)	5,807	1,637,690
H&R Block, Inc.	13,245	841,720
Service Corp. International	19,420	1,532,821
		$5,156,953
Diversified REITs — 0.0%(3)
Essential Properties Realty Trust, Inc.	21,831	$745,529
W.P. Carey, Inc.	30,578	1,905,009
		$2,650,538
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	874,632	$19,241,904
Verizon Communications, Inc.	511,359	22,965,133
		$42,207,037

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Electric Utilities — 1.0%
Alliant Energy Corp.	31,376	$ 1,904,209
Avangrid, Inc.	8,163	292,154
Constellation Energy Corp.	44,495	11,569,590
Evergy, Inc.	27,382	1,697,958
Eversource Energy	49,680	3,380,724
Exelon Corp.	141,215	5,726,268
IDACORP, Inc.	8,719	898,842
NextEra Energy, Inc.	289,304	24,454,867
NRG Energy, Inc.	31,526	2,872,019
Portland General Electric Co.	12,060	577,674
Xcel Energy, Inc.	78,303	5,113,186
		$58,487,491
Electrical Equipment — 1.2%
Acuity Brands, Inc.	3,937	$1,084,210
AMETEK, Inc.	37,009	6,354,815
Atkore, Inc.	5,875	497,848
Eaton Corp. PLC	63,684	21,107,425
Emerson Electric Co.	91,538	10,011,511
GE Vernova, Inc.(1)	38,754	9,881,495
Hubbell, Inc.	7,949	3,404,954
NEXTracker, Inc., Class A(1)	21,434	803,346
nVent Electric PLC	28,691	2,015,830
Regal Rexnord Corp.	12,312	2,042,315
Rockwell Automation, Inc.	18,275	4,906,107
Sensata Technologies Holding PLC	31,243	1,120,374
Vertiv Holdings Co., Class A	58,368	5,807,032
		$69,037,262
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	191,897	$12,504,009
Arrow Electronics, Inc.(1)	6,623	879,733
Avnet, Inc.	12,127	658,617
Badger Meter, Inc.	5,790	1,264,594
CDW Corp.	17,531	3,967,265
Cognex Corp.	22,328	904,284
Coherent Corp.(1)	17,364	1,543,833
Corning, Inc.	93,221	4,208,928
Insight Enterprises, Inc.(1)(2)	3,940	848,637
Itron, Inc.(1)	7,290	778,645
Jabil, Inc.	15,935	1,909,491
Keysight Technologies, Inc.(1)	27,819	4,421,274
Littelfuse, Inc.	4,405	1,168,426
Novanta, Inc.(1)	4,232	757,189
TD SYNNEX Corp.	8,146	978,172
Teledyne Technologies, Inc.(1)	8,200	3,588,812
Trimble, Inc.(1)	42,803	2,657,638
Vontier Corp.	19,585	660,798
Zebra Technologies Corp., Class A(1)	6,550	2,425,596
		$46,125,941
Security	Shares	Value
Energy Equipment & Services — 0.2%
Baker Hughes Co.	317,361	$ 11,472,600
		$ 11,472,600
Entertainment — 1.4%
Electronic Arts, Inc.	29,931	$ 4,293,303
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	2,274,582
Liberty Media Corp.-Liberty Live, Class A(1)	15,249	754,978
Live Nation Entertainment, Inc.(1)	21,315	2,333,779
Netflix, Inc.(1)	52,196	37,021,057
ROBLOX Corp., Class A(1)	64,362	2,848,662
Roku, Inc.(1)	15,348	1,145,882
Take-Two Interactive Software, Inc.(1)	20,124	3,093,260
Walt Disney Co.	234,996	22,604,265
Warner Bros. Discovery, Inc.(1)	319,939	2,639,497
Warner Music Group Corp., Class A	19,984	625,499
		$79,634,764
Financial Services — 2.9%
Affirm Holdings, Inc.(1)	25,669	$1,047,809
Apollo Global Management, Inc.	58,195	7,269,137
Block, Inc., Class A(1)	68,304	4,585,248
Equitable Holdings, Inc.	50,312	2,114,613
Essent Group Ltd.	16,779	1,078,722
Euronet Worldwide, Inc.(1)	7,279	722,295
Fidelity National Information Services, Inc.	71,448	5,983,770
Fiserv, Inc.(1)	70,900	12,737,185
Jack Henry & Associates, Inc.	8,677	1,531,838
Jackson Financial, Inc., Class A	10,701	976,252
Mastercard, Inc., Class A	102,298	50,514,752
MGIC Investment Corp.	43,154	1,104,742
Mr. Cooper Group, Inc.(1)	11,725	1,080,811
PayPal Holdings, Inc.(1)	123,196	9,612,984
PennyMac Financial Services, Inc.	858	97,786
Radian Group, Inc.	23,336	809,526
Shift4 Payments, Inc., Class A(1)(2)	7,065	625,959
Toast, Inc., Class A(1)(2)	56,686	1,604,781
Visa, Inc., Class A	205,239	56,430,463
Voya Financial, Inc.	12,965	1,027,087
WEX, Inc.(1)	6,147	1,289,210
		$162,244,970
Food Products — 1.0%
Bunge Global SA	24,521	$2,369,709
Campbell Soup Co.	35,599	1,741,503
Conagra Brands, Inc.	67,700	2,201,604
Darling Ingredients, Inc.(1)	28,014	1,041,000
Flowers Foods, Inc.	28,590	659,571
Freshpet, Inc.(1)	7,501	1,025,912
General Mills, Inc.	94,397	6,971,218
Hershey Co.	24,016	4,605,789

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Food Products (continued)
Hormel Foods Corp.	49,662	$ 1,574,285
Ingredion, Inc.	9,520	1,308,334
J.M. Smucker Co.	17,585	2,129,544
Kellanova	46,588	3,760,117
Kraft Heinz Co.	137,207	4,817,338
Lamb Weston Holdings, Inc.	23,745	1,537,251
Lancaster Colony Corp.	3,293	581,445
McCormick & Co., Inc.	44,925	3,697,328
Mondelez International, Inc., Class A	214,371	15,792,712
		$55,814,660
Gas Utilities — 0.1%
National Fuel Gas Co.	15,220	$922,484
Southwest Gas Holdings, Inc.	11,528	850,305
UGI Corp.	36,167	904,899
		$2,677,688
Ground Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	12,319	$2,122,933
Knight-Swift Transportation Holdings, Inc.	24,186	1,304,835
Landstar System, Inc.	4,999	944,161
Lyft, Inc., Class A(1)	41,912	534,378
Old Dominion Freight Line, Inc.	27,368	5,436,379
Ryder System, Inc.	6,757	985,171
Saia, Inc.(1)	4,104	1,794,515
Uber Technologies, Inc.(1)	245,110	18,422,468
Union Pacific Corp.	83,805	20,656,256
XPO, Inc.(1)	14,264	1,533,523
		$53,734,619
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	223,515	$25,482,945
Align Technology, Inc.(1)	8,784	2,233,947
Baxter International, Inc.	68,916	2,616,740
Becton Dickinson & Co.	38,806	9,356,127
Boston Scientific Corp.(1)	189,897	15,913,369
Cooper Cos., Inc.(1)	26,964	2,975,208
DENTSPLY SIRONA, Inc.	35,033	947,993
DexCom, Inc.(1)	52,117	3,493,924
Edwards Lifesciences Corp.(1)	74,182	4,895,270
GE HealthCare Technologies, Inc.	53,703	5,040,026
Glaukos Corp.(1)	6,290	819,461
Globus Medical, Inc., Class A(1)	12,421	888,598
Hologic, Inc.(1)	32,429	2,641,666
IDEXX Laboratories, Inc.(1)	11,244	5,680,694
Inspire Medical Systems, Inc.(1)	4,579	966,398
Insulet Corp.(1)	8,612	2,004,443
Intuitive Surgical, Inc.(1)	46,521	22,854,372
Masimo Corp.(1)	4,268	569,052
Medtronic PLC	170,028	15,307,621
Merit Medical Systems, Inc.(1)	8,686	858,437
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Penumbra, Inc.(1)	5,177	$ 1,005,943
ResMed, Inc.	18,908	4,615,821
STERIS PLC	12,453	3,020,351
Stryker Corp.	46,377	16,754,155
Teleflex, Inc.	5,702	1,410,219
Zimmer Biomet Holdings, Inc.	28,571	3,084,239
		$ 155,437,019
Health Care Providers & Services — 2.3%
Centene Corp.(1)	72,332	$5,445,153
Chemed Corp.	2,008	1,206,748
Cigna Group	36,169	12,530,388
CVS Health Corp.	167,152	10,510,518
DaVita, Inc.(1)	5,316	871,452
Elevance Health, Inc.	30,644	15,934,880
Encompass Health Corp.	12,962	1,252,648
Ensign Group, Inc.	8,432	1,212,690
HealthEquity, Inc.(1)	11,570	947,004
Henry Schein, Inc.(1)	15,113	1,101,738
Humana, Inc.	14,984	4,746,032
Labcorp Holdings, Inc.	10,768	2,406,433
Molina Healthcare, Inc.(1)	7,407	2,552,156
Option Care Health, Inc.(1)	22,841	714,923
Quest Diagnostics, Inc.	15,257	2,368,649
UnitedHealth Group, Inc.	112,676	65,879,404
		$129,680,816
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	24,445	$2,902,844
Healthcare Realty Trust, Inc.	53,295	967,304
Healthpeak Properties, Inc.	99,240	2,269,619
Omega Healthcare Investors, Inc.	34,847	1,418,273
Ventas, Inc.	56,995	3,655,089
Welltower, Inc.	84,536	10,823,144
		$22,036,273
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	11,619	$506,240
Veeva Systems, Inc., Class A(1)	18,944	3,975,777
		$4,482,017
Hotel & Resort REITs — 0.0%(3)
Host Hotels & Resorts, Inc.	98,442	$1,732,579
Ryman Hospitality Properties, Inc.	8,211	880,548
		$2,613,127
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(1)	51,316	$6,507,382
Aramark	39,856	1,543,623
Booking Holdings, Inc.	4,134	17,412,904

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cava Group, Inc.(1)	12,421	$ 1,538,341
Chipotle Mexican Grill, Inc.(1)	218,800	12,607,256
Choice Hotels International, Inc.	3,713	483,804
Darden Restaurants, Inc.	17,480	2,868,992
Domino's Pizza, Inc.	6,084	2,616,972
Hilton Worldwide Holdings, Inc.	31,728	7,313,304
Hyatt Hotels Corp., Class A	5,006	761,913
Marriott International, Inc., Class A	31,038	7,716,047
Planet Fitness, Inc., Class A(1)	12,440	1,010,377
Starbucks Corp.	177,904	17,343,861
Texas Roadhouse, Inc.	9,788	1,728,561
Vail Resorts, Inc.	6,182	1,077,461
Wingstop, Inc.	4,983	2,073,326
Wyndham Hotels & Resorts, Inc.	11,818	923,458
Yum! Brands, Inc.	47,187	6,592,496
		$92,120,078
Household Durables — 0.6%
D.R. Horton, Inc.	40,963	$7,814,512
Installed Building Products, Inc.	3,356	826,482
KB Home	12,921	1,107,200
Lennar Corp., Class A	35,045	6,570,237
Meritage Homes Corp.	5,824	1,194,328
Mohawk Industries, Inc.(1)	7,595	1,220,365
NVR, Inc.(1)	424	4,160,203
PulteGroup, Inc.	31,642	4,541,576
Taylor Morrison Home Corp.(1)	17,249	1,211,915
Tempur Sealy International, Inc.	15,618	852,743
Toll Brothers, Inc.	14,355	2,217,704
TopBuild Corp.(1)	4,629	1,883,123
Whirlpool Corp.	7,454	797,578
		$34,397,966
Household Products — 1.2%
Church & Dwight Co., Inc.	28,787	$3,014,575
Clorox Co.	15,502	2,525,431
Colgate-Palmolive Co.	97,173	10,087,529
Kimberly-Clark Corp.	40,577	5,773,295
Procter & Gamble Co.	272,700	47,231,640
		$68,632,470
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp.	87,131	$1,747,848
Brookfield Renewable Corp., Class A(2)	15,670	511,782
Clearway Energy, Inc., Class C	3,312	101,612
		$2,361,242
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	40,080	$1,133,062
First Industrial Realty Trust, Inc.	18,637	1,043,299
Security	Shares	Value
Industrial REITs (continued)
ProLogis, Inc.	130,440	$ 16,471,963
Rexford Industrial Realty, Inc.	30,750	1,547,033
STAG Industrial, Inc.	25,716	1,005,238
Terreno Realty Corp.	13,401	895,589
		$ 22,096,184
Insurance — 2.6%
Aflac, Inc.	75,640	$ 8,456,552
Allstate Corp.	37,181	7,051,377
American Financial Group, Inc.	8,443	1,136,428
American International Group, Inc.	94,230	6,900,463
Aon PLC, Class A	30,571	10,577,260
Arch Capital Group Ltd.(1)	51,356	5,745,709
Arthur J. Gallagher & Co.	27,990	7,875,546
Axis Capital Holdings Ltd.	11,680	929,845
Brown & Brown, Inc.	31,972	3,312,299
Cincinnati Financial Corp.	23,625	3,215,835
Everest Group Ltd.	6,034	2,364,302
First American Financial Corp.	12,153	802,220
Globe Life, Inc.	13,850	1,466,854
Hanover Insurance Group, Inc.	4,418	654,350
Hartford Financial Services Group, Inc.	44,475	5,230,705
Kinsale Capital Group, Inc.	3,254	1,514,965
Lincoln National Corp.	20,704	652,383
Marsh & McLennan Cos., Inc.	70,092	15,636,824
MetLife, Inc.	89,679	7,396,724
Old Republic International Corp.	42,947	1,521,183
Primerica, Inc.	5,736	1,520,900
Principal Financial Group, Inc.	36,178	3,107,690
Progressive Corp.	82,710	20,988,490
Prudential Financial, Inc.	51,793	6,272,132
Reinsurance Group of America, Inc.	8,453	1,841,655
RenaissanceRe Holdings Ltd.	7,066	1,924,778
Ryan Specialty Holdings, Inc.	10,000	663,900
Selective Insurance Group, Inc.	8,916	831,863
Travelers Cos., Inc.	32,729	7,662,513
Unum Group	26,123	1,552,751
W.R. Berkley Corp.	47,761	2,709,482
White Mountains Insurance Group Ltd.	375	636,075
Willis Towers Watson PLC	14,506	4,272,452
		$146,426,505
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A	1,235,657	$204,933,713
Pinterest, Inc., Class A(1)	74,626	2,415,644
Snap, Inc., Class A(1)	139,856	1,496,459
ZoomInfo Technologies, Inc.(1)	36,468	376,350
		$209,222,166
IT Services — 1.5%
Accenture PLC, Class A	76,389	$27,001,984

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
IT Services (continued)
Akamai Technologies, Inc.(1)	21,008	$ 2,120,758
Amdocs Ltd.	14,063	1,230,231
Cloudflare, Inc., Class A(1)	36,158	2,924,821
Cognizant Technology Solutions Corp., Class A	63,212	4,878,702
EPAM Systems, Inc.(1)	7,499	1,492,526
Gartner, Inc.(1)	10,339	5,239,392
International Business Machines Corp.	111,604	24,673,412
Kyndryl Holdings, Inc.(1)	27,703	636,615
MongoDB, Inc.(1)	8,773	2,371,780
Okta, Inc.(1)	19,582	1,455,726
Snowflake, Inc., Class A(1)	38,985	4,477,817
Twilio, Inc., Class A(1)	23,304	1,519,887
VeriSign, Inc.(1)	12,043	2,287,688
		$82,311,339
Leisure Products — 0.1%
Brunswick Corp.	13,999	$1,173,396
Hasbro, Inc.	15,358	1,110,691
Mattel, Inc.(1)	49,315	939,451
		$3,223,538
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	39,874	$5,920,491
Avantor, Inc.(1)	94,362	2,441,145
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,091,400
Bio-Techne Corp.	18,380	1,469,113
Bruker Corp.	10,235	706,829
Charles River Laboratories International, Inc.(1)	7,469	1,471,169
Danaher Corp.	85,195	23,685,914
Illumina, Inc.(1)	20,253	2,641,194
IQVIA Holdings, Inc.(1)	24,716	5,856,951
Medpace Holdings, Inc.(1)	3,135	1,046,463
Mettler-Toledo International, Inc.(1)	2,922	4,382,123
Repligen Corp.(1)	8,424	1,253,660
Revvity, Inc.	17,808	2,274,972
Thermo Fisher Scientific, Inc.	49,392	30,552,409
Waters Corp.(1)	7,201	2,591,568
West Pharmaceutical Services, Inc.	9,560	2,869,530
		$90,254,931
Machinery — 2.7%
AGCO Corp.	9,698	$949,046
Allison Transmission Holdings, Inc.	10,686	1,026,604
Caterpillar, Inc.	74,496	29,136,876
Chart Industries, Inc.(1)(2)	8,366	1,038,555
CNH Industrial NV	132,634	1,472,237
Cummins, Inc.	21,600	6,993,864
Deere & Co.	41,054	17,133,066
Donaldson Co., Inc.	15,838	1,167,261
Dover Corp.	20,632	3,955,980
ESAB Corp.	11,201	1,190,778
Security	Shares	Value
Machinery (continued)
Federal Signal Corp.	9,577	$ 895,066
Flowserve Corp.	21,203	1,095,983
Fortive Corp.	56,340	4,446,916
Franklin Electric Co., Inc.	7,879	825,877
Graco, Inc.	23,810	2,083,613
IDEX Corp.	10,928	2,344,056
Illinois Tool Works, Inc.	47,770	12,519,084
Ingersoll Rand, Inc.	64,674	6,348,400
ITT, Inc.	14,708	2,198,993
Lincoln Electric Holdings, Inc.	7,639	1,466,841
Middleby Corp.(1)	8,322	1,157,840
Mueller Industries, Inc.	13,903	1,030,212
Nordson Corp.	7,197	1,890,148
Oshkosh Corp.	8,141	815,810
Otis Worldwide Corp.	64,881	6,743,731
PACCAR, Inc.	82,682	8,159,060
Parker-Hannifin Corp.	20,528	12,970,001
Pentair PLC	23,466	2,294,740
Snap-on, Inc.	8,819	2,554,952
SPX Technologies, Inc.(1)	8,666	1,381,880
Stanley Black & Decker, Inc.	21,711	2,391,032
Timken Co.	10,680	900,217
Toro Co.	14,144	1,226,709
Watts Water Technologies, Inc., Class A	4,503	932,977
Westinghouse Air Brake Technologies Corp.	28,036	5,096,104
Xylem, Inc.	38,687	5,223,906
		$153,058,415
Media — 0.7%
Charter Communications, Inc., Class A(1)	12,574	$4,074,982
Comcast Corp., Class A	471,587	19,698,189
Interpublic Group of Cos., Inc.	55,503	1,755,560
Liberty Broadband Corp., Class C(1)	18,039	1,394,234
New York Times Co., Class A	18,406	1,024,662
Nexstar Media Group, Inc.	4,833	799,137
Omnicom Group, Inc.	27,459	2,838,986
Paramount Global, Class B	91,715	974,013
Trade Desk, Inc., Class A(1)	55,116	6,043,469
		$38,603,232
Metals & Mining — 0.5%
ATI, Inc.(1)	41,797	$2,796,637
Commercial Metals Co.	39,906	2,193,234
Nucor Corp.	75,654	11,373,822
Reliance, Inc.	16,913	4,891,409
Steel Dynamics, Inc.	48,636	6,132,027
		$27,387,129
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(2)	104,028	$1,088,133
Annaly Capital Management, Inc.(2)	71,106	1,427,097

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Rithm Capital Corp.	68,495	$ 777,418
Starwood Property Trust, Inc.	42,268	861,422
		$ 4,154,070
Multi-Utilities — 0.8%
Ameren Corp.	37,576	$ 3,286,397
CMS Energy Corp.	45,713	3,228,709
Consolidated Edison, Inc.	48,829	5,084,564
Dominion Energy, Inc.	118,402	6,842,451
DTE Energy Co.	29,175	3,746,362
NiSource, Inc.	70,238	2,433,747
Public Service Enterprise Group, Inc.	70,361	6,276,905
Sempra	89,475	7,482,794
WEC Energy Group, Inc.	44,602	4,289,820
		$42,671,749
Office REITs — 0.1%
BXP, Inc.	22,161	$1,783,074
COPT Defense Properties	7,468	226,504
Vornado Realty Trust	23,964	944,182
		$2,953,760
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.	213,571	$11,007,449
		$11,007,449
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$886,330
		$886,330
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	19,298	$872,463
American Airlines Group, Inc.(1)(2)	88,283	992,301
Delta Air Lines, Inc.	93,279	4,737,640
		$6,602,404
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	15,888	$964,719
Coty, Inc., Class A(1)	59,093	554,883
e.l.f. Beauty, Inc.(1)	6,136	669,008
Estee Lauder Cos., Inc., Class A	28,678	2,858,910
Kenvue, Inc.	222,342	5,142,771
		$10,190,291
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	262,826	$13,598,617
Catalent, Inc.(1)	26,317	1,594,021
Elanco Animal Health, Inc.(1)	74,870	1,099,840
Eli Lilly & Co.	99,566	88,209,502
Jazz Pharmaceuticals PLC(1)	10,110	1,126,355
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	328,609	$ 37,316,838
Organon & Co.	37,716	721,507
Pfizer, Inc.	747,347	21,628,222
Royalty Pharma PLC, Class A	44,360	1,254,945
Zoetis, Inc.	59,158	11,558,290
		$ 178,108,137
Professional Services — 0.9%
Automatic Data Processing, Inc.	51,113	$ 14,144,501
Booz Allen Hamilton Holding Corp.	16,491	2,684,075
Broadridge Financial Solutions, Inc.	13,111	2,819,258
Dayforce, Inc.(1)(2)	19,247	1,178,879
Equifax, Inc.	16,832	4,946,252
ExlService Holdings, Inc.(1)	21,250	810,688
Exponent, Inc.	5,782	666,549
FTI Consulting, Inc.(1)	3,808	866,548
Genpact Ltd.	18,622	730,169
Maximus, Inc.	8,571	798,474
Parsons Corp.(1)	2,630	272,678
Paychex, Inc.	39,100	5,246,829
Paycom Software, Inc.	7,048	1,173,985
Paylocity Holding Corp.(1)	5,269	869,227
Robert Half, Inc.	16,715	1,126,758
Science Applications International Corp.	5,120	713,062
SS&C Technologies Holdings, Inc.	27,152	2,014,950
TransUnion	22,499	2,355,645
TriNet Group, Inc.	6,210	602,184
Verisk Analytics, Inc.	19,148	5,130,898
		$49,151,609
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	45,360	$5,646,413
CoStar Group, Inc.(1)	48,933	3,691,505
Jones Lang LaSalle, Inc.(1)	7,080	1,910,255
Zillow Group, Inc., Class C(1)	22,221	1,418,811
		$12,666,984
Residential REITs — 0.4%
AvalonBay Communities, Inc.	20,035	$4,512,884
Camden Property Trust	14,848	1,834,173
Equity LifeStyle Properties, Inc.	25,196	1,797,483
Equity Residential	52,556	3,913,320
Essex Property Trust, Inc.	9,010	2,661,734
Mid-America Apartment Communities, Inc.	16,410	2,607,549
Sun Communities, Inc.	17,392	2,350,529
UDR, Inc.	46,335	2,100,829
		$21,778,501
Retail REITs — 0.4%
Brixmor Property Group, Inc.	42,292	$1,178,255

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Retail REITs (continued)
Federal Realty Investment Trust	11,607	$ 1,334,457
Kimco Realty Corp.	93,381	2,168,307
Kite Realty Group Trust	30,789	817,756
NNN REIT, Inc.	25,723	1,247,308
Realty Income Corp.	123,034	7,802,816
Regency Centers Corp.	25,932	1,873,069
Simon Property Group, Inc.	45,711	7,726,073
		$ 24,148,041
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc.(1)	196,088	$32,174,119
Allegro MicroSystems, Inc.(1)	3,950	92,035
Analog Devices, Inc.	60,360	13,893,061
Applied Materials, Inc.	100,220	20,249,451
Broadcom, Inc.	538,877	92,956,283
Cirrus Logic, Inc.(1)	7,380	916,670
Enphase Energy, Inc.(1)	16,417	1,855,449
Entegris, Inc.	17,978	2,023,064
First Solar, Inc.(1)	12,403	3,093,804
Intel Corp.	519,559	12,188,854
KLA Corp.	16,420	12,715,812
Lam Research Corp.	15,889	12,966,695
Lattice Semiconductor Corp.(1)	15,108	801,782
Marvell Technology, Inc.	106,151	7,655,610
Microchip Technology, Inc.	67,302	5,403,678
Micron Technology, Inc.	133,068	13,800,482
MKS Instruments, Inc.	11,984	1,302,781
Monolithic Power Systems, Inc.	5,488	5,073,656
NVIDIA Corp.	2,587,106	314,178,153
ON Semiconductor Corp.(1)	56,122	4,075,018
Onto Innovation, Inc.(1)	6,230	1,293,099
Qorvo, Inc.(1)	11,584	1,196,627
QUALCOMM, Inc.	135,503	23,042,285
Rambus, Inc.(1)	13,679	577,527
Skyworks Solutions, Inc.	20,197	1,994,858
Teradyne, Inc.	17,105	2,290,873
Texas Instruments, Inc.	110,597	22,846,022
Universal Display Corp.	6,342	1,331,186
		$611,988,934
Software — 10.6%
Adobe, Inc.(1)	54,435	$28,185,354
Altair Engineering, Inc., Class A(1)	4,845	462,746
ANSYS, Inc.(1)	10,737	3,421,130
AppFolio, Inc., Class A(1)	3,500	823,900
AppLovin Corp., Class A(1)	22,080	2,882,544
Aspen Technology, Inc.(1)	3,986	951,937
Atlassian Corp., Class A(1)	19,033	3,022,631
Autodesk, Inc.(1)	27,405	7,549,529
Bill Holdings, Inc.(1)	14,150	746,554
Cadence Design Systems, Inc.(1)	33,649	9,119,889
Security	Shares	Value
Software (continued)
CCC Intelligent Solutions Holdings, Inc.(1)	65,000	$ 718,250
Clearwater Analytics Holdings, Inc., Class A(1)	6,958	175,690
Commvault Systems, Inc.(1)	5,190	798,482
Confluent, Inc., Class A(1)	18,851	384,183
CrowdStrike Holdings, Inc., Class A(1)	26,909	7,547,167
Datadog, Inc., Class A(1)	33,156	3,814,929
DocuSign, Inc.(1)	26,144	1,623,281
Dolby Laboratories, Inc., Class A	6,538	500,353
Dropbox, Inc., Class A(1)	37,922	964,357
Dynatrace, Inc.(1)	39,124	2,091,960
Elastic NV(1)	8,376	642,942
Fair Isaac Corp.(1)	3,273	6,361,141
Fortinet, Inc.(1)	80,844	6,269,452
Gen Digital, Inc.	59,180	1,623,307
Guidewire Software, Inc.(1)	8,247	1,508,706
HashiCorp, Inc., Class A(1)	15,000	507,900
HubSpot, Inc.(1)	6,360	3,380,976
Intuit, Inc.	33,050	20,524,050
Manhattan Associates, Inc.(1)	6,811	1,916,479
Microsoft Corp.	802,475	345,304,993
Nutanix, Inc., Class A(1)	29,688	1,759,014
Oracle Corp.	195,981	33,395,162
Palo Alto Networks, Inc.(1)	40,029	13,681,912
PTC, Inc.(1)	15,079	2,724,172
Qualys, Inc.(1)	4,602	591,173
Roper Technologies, Inc.	13,018	7,243,736
Salesforce, Inc.	115,115	31,508,127
SentinelOne, Inc., Class A(1)	22,483	537,793
ServiceNow, Inc.(1)	24,785	22,167,456
Smartsheet, Inc., Class A(1)	15,781	873,636
SPS Commerce, Inc.(1)	4,586	890,464
Synopsys, Inc.(1)	19,267	9,756,616
Tenable Holdings, Inc.(1)	12,123	491,224
Tyler Technologies, Inc.(1)	4,951	2,889,998
Varonis Systems, Inc.(1)	13,142	742,523
Workday, Inc., Class A(1)	24,599	6,012,242
Zoom Video Communications, Inc., Class A(1)	26,522	1,849,644
Zscaler, Inc.(1)	11,669	1,994,699
		$602,934,403
Specialized REITs — 1.2%
American Tower Corp.	65,903	$15,326,402
Crown Castle, Inc.	61,357	7,278,781
CubeSmart	31,543	1,697,960
Digital Realty Trust, Inc.	45,622	7,383,008
Equinix, Inc.	13,383	11,879,152
Extra Space Storage, Inc.	29,538	5,322,452
Iron Mountain, Inc.	35,487	4,216,920
Lamar Advertising Co., Class A	12,312	1,644,883
Public Storage	22,498	8,186,347
SBA Communications Corp.	15,057	3,624,220

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	82,826	$ 2,804,489
		$ 69,364,614
Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A(1)	5,839	$ 816,876
Asbury Automotive Group, Inc.(1)	2,587	617,232
AutoNation, Inc.(1)	4,563	816,412
AutoZone, Inc.(1)	2,042	6,432,382
Bath & Body Works, Inc.	29,800	951,216
Best Buy Co., Inc.	21,455	2,216,301
Burlington Stores, Inc.(1)	6,490	1,709,985
CarMax, Inc.(1)	19,883	1,538,547
Carvana Co.(1)	11,442	1,992,167
Chewy, Inc., Class A(1)	9,570	280,305
Dick's Sporting Goods, Inc.	5,422	1,131,571
Five Below, Inc.(1)	6,997	618,185
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,546,413
GameStop Corp., Class A(1)	31,480	721,836
Gap, Inc.	25,901	571,117
Home Depot, Inc.	115,624	46,850,845
Lithia Motors, Inc., Class A	3,411	1,083,470
Lowe's Cos., Inc.	66,296	17,956,272
O'Reilly Automotive, Inc.(1)	6,928	7,978,285
Penske Automotive Group, Inc.	1,776	288,458
RH(1)	2,425	810,993
Ross Stores, Inc.	38,986	5,867,783
Signet Jewelers Ltd.(2)	7,900	814,806
TJX Cos., Inc.	129,286	15,196,276
Tractor Supply Co.	13,044	3,794,891
Ulta Beauty, Inc.(1)	5,923	2,304,758
Williams-Sonoma, Inc.	13,156	2,038,128
		$126,945,510
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	1,660,980	$387,008,340
Dell Technologies, Inc., Class C	34,265	4,061,773
Hewlett Packard Enterprise Co.	146,696	3,001,400
HP, Inc.	106,033	3,803,404
NetApp, Inc.	23,724	2,930,151
Pure Storage, Inc., Class A(1)	33,965	1,706,402
Seagate Technology Holdings PLC	25,712	2,816,235
Super Micro Computer, Inc.(1)	5,924	2,466,754
Western Digital Corp.(1)	35,910	2,452,294
		$410,246,753
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	2,145	$178,443
Crocs, Inc.(1)	7,218	1,045,239
Deckers Outdoor Corp.(1)	16,950	2,702,677
Levi Strauss & Co., Class A	21,000	457,800
lululemon Athletica, Inc.(1)	13,184	3,577,478
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	138,100	$ 12,208,040
PVH Corp.	5,522	556,783
Ralph Lauren Corp.	4,524	877,068
Skechers USA, Inc., Class A(1)	12,027	804,847
Tapestry, Inc.	30,789	1,446,467
VF Corp.(2)	41,223	822,399
		$ 24,677,241
Trading Companies & Distributors — 0.6%
Air Lease Corp.	17,419	$788,907
Applied Industrial Technologies, Inc.	4,824	1,076,379
Beacon Roofing Supply, Inc.(1)	9,842	850,644
Boise Cascade Co.	4,549	641,318
Core & Main, Inc., Class A(1)	23,024	1,022,266
Fastenal Co.	71,060	5,075,105
Ferguson Enterprises, Inc.	23,365	4,639,588
FTAI Aviation Ltd.	15,897	2,112,711
GATX Corp.	6,934	918,408
MSC Industrial Direct Co., Inc., Class A	7,733	665,502
SiteOne Landscape Supply, Inc.(1)	6,263	945,149
United Rentals, Inc.	10,642	8,617,147
W.W. Grainger, Inc.	5,410	5,619,962
Watsco, Inc.	5,610	2,759,447
WESCO International, Inc.	4,024	675,952
		$36,408,485
Water Utilities — 0.1%
American Water Works Co., Inc.	29,298	$4,284,540
Essential Utilities, Inc.	41,643	1,606,170
		$5,890,710
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	60,406	$12,465,383
		$12,465,383
Total Common Stocks (identified cost $2,682,203,666)		$5,673,917,705

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Schedule of Investments — continued

Short-Term Investments — 0.0%(3)
Affiliated Fund — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(6)	1,247,193	$ 1,247,193
Total Affiliated Fund (identified cost $1,247,193)		$ 1,247,193
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(7)	125,650	$ 125,650
Total Securities Lending Collateral (identified cost $125,650)		$ 125,650
Total Short-Term Investments (identified cost $1,372,843)		$ 1,372,843
Total Investments — 99.9% (identified cost $2,683,584,275)		$5,675,298,314
Other Assets, Less Liabilities — 0.1%		$ 4,014,175
Net Assets — 100.0%		$5,679,312,489

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $13,471,742.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of September 30, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$7,766

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,682,337,082) - including $13,471,742 of securities on loan	$5,674,051,121
Investments in securities of affiliated issuers, at value (identified cost $1,247,193)	1,247,193
Cash	14
Receivable for capital shares sold	5,294,972
Dividends receivable	2,935,435
Dividends receivable - affiliated	13,663
Securities lending income receivable	1,489
Receivable from affiliates	393,525
Directors' deferred compensation plan	900,464
Total assets	$5,684,837,876
Liabilities
Payable for capital shares redeemed	$2,313,536
Deposits for securities loaned	125,650
Payable to affiliates:
Investment advisory fee	544,679
Administrative fee	545,083
Distribution and service fees	228,174
Sub-transfer agency fee	33,986
Directors' deferred compensation plan	900,464
Payable for transfer agency fees and expenses	436,497
Accrued expenses	397,318
Total liabilities	$5,525,387
Net Assets	$5,679,312,489
Sources of Net Assets
Paid-in capital	$2,638,502,927
Distributable earnings	3,040,809,562
Net Assets	$5,679,312,489
Class A Shares
Net Assets	$835,211,504
Shares Outstanding	17,050,240
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$48.99
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$51.43
Class C Shares
Net Assets	$75,835,156
Shares Outstanding	1,660,470
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$45.67
Class I Shares
Net Assets	$2,974,667,937
Shares Outstanding	58,982,793
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$50.43

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class R6 Shares
Net Assets	$1,793,597,892
Shares Outstanding	35,604,292
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$50.38

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $7,886)	$66,881,529
Dividend income - affiliated issuers	370,412
Interest income	5,055
Securities lending income, net	97,067
Total investment income	$67,354,063
Expenses
Investment advisory fee	$6,029,276
Administrative fee	6,029,276
Distribution and service fees:
Class A	1,878,822
Class C	716,717
Directors' fees and expenses	305,973
Custodian fees	81,098
Transfer agency fees and expenses	2,414,207
Accounting fees	773,844
Professional fees	162,299
Registration fees	128,308
Reports to shareholders	126,872
Miscellaneous	228,337
Total expenses	$18,875,029
Waiver and/or reimbursement of expenses by affiliates	$(4,971,101)
Net expenses	$13,903,928
Net investment income	$53,450,135
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$97,892,606
Net realized gain	$97,892,606
Change in unrealized appreciation (depreciation):
Investment securities	$1,383,223,510
Net change in unrealized appreciation (depreciation)	$1,383,223,510
Net realized and unrealized gain	$1,481,116,116
Net increase in net assets from operations	$1,534,566,251

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$53,450,135	$50,044,908
Net realized gain (loss)	97,892,606	(1,554,224)
Net change in unrealized appreciation (depreciation)	1,383,223,510	682,498,550
Net increase in net assets from operations	$1,534,566,251	$730,989,234
Distributions to shareholders:
Class A	$(5,867,860)	$(5,755,550)
Class C	(130,502)	(77,603)
Class I	(25,482,048)	(23,911,504)
Class R6	(16,007,097)	(13,728,521)
Total distributions to shareholders	$(47,487,507)	$(43,473,178)
Capital share transactions:
Class A	$(45,376,129)	$(23,210,990)
Class C	(10,104,716)	(10,997,513)
Class I	(54,226,305)	(149,810,381)
Class R6	36,759,153	156,207,787
Net decrease in net assets from capital share transactions	$(72,947,997)	$(27,811,097)
Net increase in net assets	$1,414,130,747	$659,704,959
Net Assets
At beginning of year	$4,265,181,742	$3,605,476,783
At end of year	$5,679,312,489	$4,265,181,742

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$36.30	$30.51	$38.30	$29.75	$24.79
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.35	$0.30	$0.28	$0.30
Net realized and unrealized gain (loss)	12.66	5.74	(7.74)	8.53	4.91
Total income (loss) from operations	$13.02	$6.09	$(7.44)	$8.81	$5.21
Less Distributions
From net investment income	$(0.33)	$(0.30)	$(0.25)	$(0.26)	$(0.25)
From net realized gain	—	—	(0.10)	—	—
Total distributions	$(0.33)	$(0.30)	$(0.35)	$(0.26)	$(0.25)
Net asset value — End of year	$48.99	$36.30	$30.51	$38.30	$29.75
Total Return(2)	36.07%	20.08%	(19.64)%	29.75%	21.18%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$835,212	$658,227	$572,693	$686,373	$424,771
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.59%	0.60%	0.59%	0.59%	0.60%
Net expenses	0.49%(4)	0.49%(4)	0.49%(4)	0.49%	0.49%
Net investment income	0.85%	1.00%	0.82%	0.77%	1.14%
Portfolio Turnover	12%	8%	13%	10%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$33.89	$28.46	$35.78	$27.82	$23.21
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.08	$0.02	$0.01	$0.10
Net realized and unrealized gain (loss)	11.81	5.39	(7.24)	7.98	4.60
Total income (loss) from operations	$11.85	$5.47	$(7.22)	$7.99	$4.70
Less Distributions
From net investment income	$(0.07)	$(0.04)	$(0.00)(2)	$(0.03)	$(0.09)
From net realized gain	—	—	(0.10)	—	—
Total distributions	$(0.07)	$(0.04)	$(0.10)	$(0.03)	$(0.09)
Net asset value — End of year	$45.67	$33.89	$28.46	$35.78	$27.82
Total Return(3)	35.01%	19.22%	(20.24)%	28.73%	20.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$75,835	$64,695	$63,985	$84,005	$61,503
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.34%	1.35%	1.35%	1.34%	1.35%
Net expenses	1.24%(5)	1.24%(5)	1.24%(5)	1.24%	1.24%
Net investment income	0.10%	0.25%	0.07%	0.03%	0.40%
Portfolio Turnover	12%	8%	13%	10%	10%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$37.36	$31.38	$39.37	$30.56	$25.46
Income (Loss) From Operations
Net investment income(1)	$0.49	$0.45	$0.40	$0.38	$0.38
Net realized and unrealized gain (loss)	13.00	5.92	(7.95)	8.75	5.03
Total income (loss) from operations	$13.49	$6.37	$(7.55)	$9.13	$5.41
Less Distributions
From net investment income	$(0.42)	$(0.39)	$(0.34)	$(0.32)	$(0.31)
From net realized gain	—	—	(0.10)	—	—
Total distributions	$(0.42)	$(0.39)	$(0.44)	$(0.32)	$(0.31)
Net asset value — End of year	$50.43	$37.36	$31.38	$39.37	$30.56
Total Return(2)	36.37%	20.42%	(19.45)%	30.07%	21.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,974,668	$2,251,092	$2,021,486	$2,916,731	$1,831,859
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.34%	0.35%	0.34%	0.34%	0.35%
Net expenses	0.24%(4)	0.24%(4)	0.24%(4)	0.24%	0.24%
Net investment income	1.10%	1.25%	1.06%	1.02%	1.38%
Portfolio Turnover	12%	8%	13%	10%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$37.32	$31.37	$39.35	$30.55	$25.44
Income (Loss) From Operations
Net investment income(1)	$0.51	$0.47	$0.43	$0.39	$0.39
Net realized and unrealized gain (loss)	13.00	5.90	(7.96)	8.74	5.04
Total income (loss) from operations	$13.51	$6.37	$(7.53)	$9.13	$5.43
Less Distributions
From net investment income	$(0.45)	$(0.42)	$(0.35)	$(0.33)	$(0.32)
From net realized gain	—	—	(0.10)	—	—
Total distributions	$(0.45)	$(0.42)	$(0.45)	$(0.33)	$(0.32)
Net asset value — End of year	$50.38	$37.32	$31.37	$39.35	$30.55
Total Return(2)	36.47%	20.46%	(19.42)%	30.12%	21.55%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,793,598	$1,291,167	$947,313	$1,006,890	$630,116
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.29%	0.30%	0.29%	0.29%	0.30%
Net expenses	0.19%(4)	0.19%(4)	0.19%(4)	0.19%	0.19%
Net investment income	1.15%	1.30%	1.13%	1.07%	1.43%
Portfolio Turnover	12%	8%	13%	10%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,673,917,705(2)	$ —	$ —	$5,673,917,705
Rights	—	—	7,766	7,766
Short-Term Investments:
Affiliated Fund	1,247,193	—	—	1,247,193
Securities Lending Collateral	125,650	—	—	125,650
Total Investments	$5,675,290,548	$ —	$7,766	$5,675,298,314

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $6,029,276.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $10,537 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $4,960,564.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly.  For the year ended September 30, 2024, CRM was paid administrative fees of $6,029,276.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $1,878,822 and $716,717 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $74,602 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received $260 and $3,346 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2024 in the amount of $11,134.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $135,413 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $595,961,424 and $651,113,797, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$47,487,507	$43,473,178

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

During the year ended September 30, 2024, distributable earnings was decreased by $6,236,976 and paid-in capital was increased by $6,236,976 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$37,787,291
Undistributed long-term capital gains	45,002,331
Net unrealized appreciation	2,958,019,940
Distributable earnings	$3,040,809,562
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,717,278,374
Gross unrealized appreciation	$3,059,716,103
Gross unrealized depreciation	(101,696,163)
Net unrealized appreciation	$2,958,019,940
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan was $13,471,742 and the total value of collateral received was $13,806,961, comprised of cash of $125,650 and U.S. government and/or agencies securities of $13,681,311.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$125,650	$ —	$ —	$ —	$125,650
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
7  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,247,193, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,339,221	$291,493,958	$(302,585,986)	$ —	$ —	$1,247,193	$370,412	1,247,193
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,916,976	$81,850,386	2,602,392	$90,271,988
Reinvestment of distributions	136,077	5,467,591	162,212	5,325,430
Shares redeemed	(3,134,254)	(132,694,106)	(3,406,742)	(118,808,408)
Net decrease	(1,081,201)	$(45,376,129)	(642,138)	$(23,210,990)
Class C
Shares sold	166,319	$6,685,698	177,578	$5,819,850
Reinvestment of distributions	3,331	125,515	2,431	74,955
Shares redeemed	(418,402)	(16,915,929)	(519,247)	(16,892,318)
Net decrease	(248,752)	$(10,104,716)	(339,238)	$(10,997,513)
Class I
Shares sold	11,124,147	$488,392,911	14,940,711	$532,342,043
Reinvestment of distributions	583,484	24,086,199	671,490	22,642,643
Shares redeemed	(12,983,213)	(566,705,415)	(19,773,168)	(704,795,067)
Net decrease	(1,275,582)	$(54,226,305)	(4,160,967)	$(149,810,381)

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Notes to Financial Statements — continued

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares sold	8,175,016	$356,922,614	9,658,543	$347,630,439
Reinvestment of distributions	348,542	14,366,921	368,142	12,395,325
Shares redeemed	(7,515,605)	(334,530,382)	(5,629,973)	(203,817,977)
Net increase	1,007,953	$36,759,153	4,396,712	$156,207,787

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Responsible Index Series, Inc. and Shareholders of Calvert US Large-Cap Core Responsible Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Core Responsible Index Fund (the "Fund") (one of the funds constituting Calvert Responsible Index Series, Inc.), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $64,553,203, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $48,407,453 or, if subsequently determined to be different, the net capital gain of such year.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe and the index it is designed to track for the one- and five-year periods ended December 31, 2023, while it had underperformed the median of its peer universe and the index it is designed to track for the three-year period ended December 31, 2023. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2024
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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CSXAX-NCSR 9.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: November 25, 2024

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: November 25, 2024